REGISTRATION STATEMENT NO. 333-58783
                                                                       811-08867

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 10

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 10
                                   -----------

           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                 MARIE C. SWIFT
                       Metropolitan Life Insurance Company
                      501 Boylston Street, Boston, MA 02116
                     (Name and Address of Agent for Service)
                                   -----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on December 30, 2005 pursuant to paragraph (b) of Rule 485.

[ ] __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   FILING NOTE

The purpose of this Post-Effective Amendment is to file the attached Supplement Dated December 30, 2005. This Post-Effective Amendment does not supercede any previously filed post-effective amendment.

The following documents are incorporated herein by reference:

     Supplement Dated July 15, 2005 to Variable Contract Prospectuses List Below (Travelers Retirement Account Annuity), filed with the Securities and Exchange Commission on July 15, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-58783.

     Supplement Dated September 1, 2005 to the Travelers Retirement Account Annuity Prospectus Dated May 2, 2005, filed with the Securities and Exchange Commission on September 1, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-58783.

                                     PART A

                                   SUPPLEMENT

          SUPPLEMENT DATED DECEMBER 30, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

                                                               GOLD TRACK SELECT
                                            TRAVELERS RETIREMENT ACCOUNT ANNUITY
                                                        UNIVERSAL SELECT ANNUITY
                                                     UNIVERSAL ANNUITY ADVANTAGE

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

Effective January 3, 2006, the Variable Funding Options shown below are added to the list of Variable Funding Options shown on the first page of the prospectus. If you purchased your Contract through a tax-qualified group retirement plan ("Plan"), these additional Variable Funding Options are available only if approved by your Plan.

METROPOLITAN SERIES FUND, INC.
     MetLife Conservative Allocation Portfolio--Class B
     MetLife Conservative to Moderate Allocation Portfolio--Class B MetLife Moderate Allocation Portfolio--Class B
     MetLife Moderate to Aggressive Allocation Portfolio--Class B
     MetLife Aggressive Allocation Portfolio--Class B

Some Variable Funding Options may not be available in all states.

In the "Fee Table" section, after the table of Underlying Fund Fees and Expenses, the following information is added:


                                                                                                        NET TOTAL
                                                                                                          ANNUAL
                                                                                                         OPERATING
                                                                              CONTRACTUAL                EXPENSES
                                     DISTRIBUTION                             FEE WAIVER                 INCLUDING
                                        AND/OR                                 AND/OR       NET TOTAL    ESTIMATED
                                        SERVICE                 TOTAL ANNUAL REIMBURSEMENT   ANNUAL     EXPENSES OF
                         MANAGEMENT     (12b-1)      OTHER        OPERATING    EXPENSE      OPERATING   UNDERLYING
UNDERLYING FUND              FEE         FEES       EXPENSES      EXPENSES   REIMBURSEMENT  EXPENSES    PORTFOLIOS
---------------          ----------  ------------   --------    ------------ -------------  ---------   -----------
METROPOLITAN SERIES
FUND, INC.
   MetLife Conservative
   Allocation Portfolio
   --Class B (1)             0.10%        0.25%        0.25%         0.60%        0.25%        0.35%         1.00%
   MetLife
   Conservative to
   Moderate Allocation
   Portfolio
   --Class B (1)             0.10%        0.25%        0.08%         0.43%        0.08%        0.35%         1.02%
   MetLife Moderate
   Allocation Portfolio
   --Class B (1)             0.10%        0.25%        0.05%         0.40%        0.05%        0.35%         1.04%
   MetLife Moderate to
   Aggressive
   Allocation
   Portfolio--Class B (1)    0.10%        0.25%        0.06%         0.41%        0.06%        0.35%         1.07%
   MetLife Aggressive
   Allocation Portfolio
   --Class B (1)             0.10%        0.25%        0.19%         0.54%        0.19%        0.35%         1.09%

NOTES

(1) Pursuant to an expense agreement, MetLife Advisers, LLC ("MetLife Advisers") has agreed to waive its investment management fee or pay operating expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses, underlying portfolio investment management fees and expenses) as necessary to limit the total of such expenses to the annual percentage of average daily net assets of the following portfolios as indicated:

                                                                                        Percentage
               ---------------------------------------------------------------------------------------------
               MetLife Conservative Allocation Portfolio--Class B                           0.35%
               ---------------------------------------------------------------------------------------------
               MetLife Conservative to Moderate Allocation Portfolio--Class B               0.35%
               ---------------------------------------------------------------------------------------------
               MetLife Moderate Allocation Portfolio--Class B                               0.35%
               ---------------------------------------------------------------------------------------------
               MetLife Moderate to Aggressive Allocation Portfolio--Class B                 0.35%
               ---------------------------------------------------------------------------------------------
               MetLife Aggressive Allocation Portfolio--Class B                             0.35%
               ---------------------------------------------------------------------------------------------

     This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2006. The effect of such waiver and reimbursement is that performance results are increased.

     These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. These portfolios began operations on May 1, 2005. The expense information in the fee table is an estimate of the portfolios' expenses through December 31, 2005. The total expenses after waiver/reimbursement for the underlying portfolios includes the estimated expenses of the underlying portfolios (after applicable fee waivers and expense reimbursements) as of May 1, 2005. The estimated expenses of the underlying portfolios (AFTER applicable expense limitations) are: 0.65% for the MetLife Conservative Allocation Portfolio; 0.67% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.72% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.74% for the MetLife Aggressive Allocation Portfolio. The estimated total annual operating expenses of the portfolios (BEFORE applicable fee waivers and expense reimbursements), including the weighted average of the total operating expenses of the underlying portfolios (BEFORE applicable fee waivers and reimbursements) as of May 1, 2005 are: 1.25% for the MetLife Conservative Allocation Portfolio, 1.10% for the MetLife Conservative to Moderate Allocation Portfolio; 1.10% for the MetLife Moderate Allocation Portfolio, 1.13% for the MetLife Moderate to Aggressive Allocation Portfolio, and 1.29% for the MetLife Aggressive Allocation Portfolio.

     Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the portfolios. A contract owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

In the section entitled "The Variable Funding Options," the following information is added to the table that lists the Variable Funding Options, along with their investment advisers and any subadviser:

              FUNDING                               INVESTMENT                             INVESTMENT
              OPTION                                OBJECTIVE                          ADVISER/SUBADVISER
------------------------------------   -------------------------------------    ----------------------------------
MetLife Conservative Allocation        Seeks a high level of current            MetLife Advisers, LLC
Portfolio--Class B                     income, with growth of capital as a
                                       secondary objective.
------------------------------------   -------------------------------------    ----------------------------------
MetLife Conservative to Moderate       Seeks a high total return in the         MetLife Advisers, LLC
Allocation Portfolio--Class B          form of income and growth of
                                       capital, with a greater emphasis on
                                       income.
------------------------------------   -------------------------------------    ----------------------------------
MetLife Moderate Allocation            Seeks a balance between a high           MetLife Advisers, LLC
Portfolio--Class B                     level of current income and growth
                                       of capital, with a greater emphasis
                                       on growth of capital.
------------------------------------   -------------------------------------    ----------------------------------
MetLife Moderate to Aggressive         Seeks growth of capital.                 MetLife Advisers, LLC
Allocation Portfolio--Class B
------------------------------------   -------------------------------------    ----------------------------------
MetLife Aggressive Allocation          Seeks growth of capital.                 MetLife Advisers, LLC
Portfolio--Class B
------------------------------------   -------------------------------------    ----------------------------------

In the prospectuses for Gold Track Select, Travelers Retirement Account Annuity, and Universal Select Annuity, in the section entitled "Asset Allocation Programs" in the subsection entitled "CHART Asset Allocation Program", the following sentence is added as the first paragraph of the subsection:

Effective February 1, 2006, the CHART Asset Allocation Program is closed to new participants. If you enrolled in the program prior to February 1, 2006, you may continue to make additional Purchase Payments into the program. If you cancel your enrollment in the program, you may not re-enroll.




L-24562                                                           December, 2005

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                          TRAVELERS RETIREMENT ACCOUNT


                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                DECEMBER 30, 2005


                                       FOR


           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES


                                    ISSUED BY


                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY.................................................         2
PRINCIPAL UNDERWRITER.................................................         2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.....................         2
VALUATION OF ASSETS...................................................         3
FEDERAL TAX CONSIDERATIONS............................................         4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........................         7
CONDENSED FINANCIAL INFORMATION.......................................         8
FINANCIAL STATEMENTS..................................................       F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account Five for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

------------------------------------------- ---------------------------------------- ----------------------------------------
                                            UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                    BY THE COMPANY                          RETAINED BY TDLLC
------------------------------------------- ---------------------------------------- ----------------------------------------
2004                                                       $132,410                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------
2003                                                        $73,223                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------
2002                                                        $88,393                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

             (a) = investment income plus capital gains and losses (whether realized or unrealized);

             (b) = any deduction for applicable taxes (presently zero); and

             (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

               (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

               (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

               (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

               (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Five for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, for variable interest entities in 2003, and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                      SEPARATE ACCOUNT CHARGES 0.80% 5% AIR

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2004        0.503           0.597                       -
                                                               2003        0.406           0.503                       -
                                                               2002        0.547           0.406                       -
                                                               2001        0.745           0.547                       -
                                                               2000        1.000           0.745                       -

   High Yield Bond Trust (9/99)                                2004        1.418           1.530                       -
                                                               2003        1.107           1.418                       -
                                                               2002        1.067           1.107                       -
                                                               2001        0.982           1.067                       -
                                                               2000        0.980           0.982                       -
                                                               1999        1.000           0.980                       -

   Managed Assets Trust (6/99)                                 2004        1.111           1.206                       -
                                                               2003        0.918           1.111                       -
                                                               2002        1.013           0.918                       -
                                                               2001        1.076           1.013                       -
                                                               2000        1.102           1.076                       -
                                                               1999        1.000           1.102                       -

   Money Market Portfolio (9/99)                               2004        1.125           1.127                       -
                                                               2003        1.125           1.125                       -
                                                               2002        1.119           1.125                       -
                                                               2001        1.087           1.119                       -
                                                               2000        1.032           1.087                       -
                                                               1999        1.000           1.032                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.763           0.800                       -
                                                               2003        0.615           0.763                       -
                                                               2002        0.888           0.615                   3,000
                                                               2001        1.000           0.888                   3,000

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/04)                  2004        1.000           1.109                   2,000


                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Growth Fund - Class 2 Shares (5/04)                         2004        1.000           1.091                   5,000

   Growth-Income Fund - Class 2 Shares (5/04)                  2004        1.000           1.082                   4,000

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (9/99)           2004        1.310           1.360                       -
                                                               2003        1.251           1.310                       -
                                                               2002        1.157           1.251                       -
                                                               2001        1.092           1.157                       -
                                                               2000        0.979           1.092                       -
                                                               1999        1.000           0.979                       -

   CitiStreet International Stock Fund - Class I (7/99)        2004        0.899           1.024                       -
                                                               2003        0.697           0.899                       -
                                                               2002        0.904           0.697                       -
                                                               2001        1.160           0.904                       -
                                                               2000        1.272           1.160                       -
                                                               1999        1.000           1.272                       -

   CitiStreet Large Company Stock Fund - Class I (9/99)        2004        0.683           0.746                       -
                                                               2003        0.537           0.683                       -
                                                               2002        0.702           0.537                       -
                                                               2001        0.840           0.702                       -
                                                               2000        0.995           0.840                       -
                                                               1999        1.000           0.995                       -

   CitiStreet Small Company Stock Fund - Class I (9/99)        2004        1.732           1.974                       -
                                                               2003        1.220           1.732                       -
                                                               2002        1.612           1.220                       -
                                                               2001        1.600           1.612                       -
                                                               2000        1.465           1.600                       -
                                                               1999        1.000           1.465                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/99)      2004        1.140           1.412                       -
                                                               2003        0.804           1.140                       -
                                                               2002        0.916           0.804                       -
                                                               2001        1.022           0.916                       -



                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Credit Suisse Trust Emerging Markets Portfolio
   (continued)                                                 2000        1.506           1.022                       -
                                                               1999        1.000           1.506                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (9/00)            2004        1.816           2.368                       -
                                                               2003        1.366           1.816                       -
                                                               2002        1.318           1.366                       -
                                                               2001        1.221           1.318                       -
                                                               2000        1.000           1.221                       -

   Delaware VIP Small Cap Value Series - Standard
   Class (10/99)                                               2004        1.701           2.050                       -
                                                               2003        1.208           1.701                       -
                                                               2002        1.289           1.208                       -
                                                               2001        1.162           1.289                       -
                                                               2000        0.991           1.162                       -
                                                               1999        1.000           0.991                       -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (10/99)                          2004        1.360           1.503                       -
                                                               2003        1.041           1.360                       -
                                                               2002        1.298           1.041                       -
                                                               2001        1.394           1.298                       -
                                                               2000        1.240           1.394                       -
                                                               1999        1.000           1.240                       -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/99)                           2004        0.952           0.992                       -
                                                               2003        0.792           0.952                       -
                                                               2002        0.958           0.792                       -
                                                               2001        1.065           0.958                       -
                                                               2000        1.081           1.065                       -
                                                               1999        1.000           1.081                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/03)       2004        1.204           1.345                   2,000
                                                               2003        1.000           1.204                   2,000


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/04)                                               2004        1.000           1.234                   1,000

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        1.000           1.156                   2,000

   Templeton Growth Securities Fund - Class 2 Shares (5/04)    2004        1.000           1.126                       -

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        0.954           1.029                       -
                                                               2003        0.772           0.954                       -
                                                               2002        0.943           0.772                       -
                                                               2001        1.000           0.943                   3,000

   Equity Index Portfolio - Class II Shares (7/99)             2004        0.864           0.945                       -
                                                               2003        0.682           0.864                       -
                                                               2002        0.886           0.682                       -
                                                               2001        1.019           0.886                       -
                                                               2000        1.133           1.019                       -
                                                               1999        1.000           1.133                       -

   Fundamental Value Portfolio (5/01)                          2004        0.992           1.065                       -
                                                               2003        0.722           0.992                       -
                                                               2002        0.924           0.722                       -
                                                               2001        1.000           0.924                   3,000

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2004        1.005           1.080                       -
                                                               2003        0.891           1.005                       -
                                                               2002        0.962           0.891                   3,000
                                                               2001        1.000           0.962                   3,000

   Mid Cap Growth Portfolio - Service Shares (5/01)            2004        0.736           0.880                       -
                                                               2003        0.551           0.736                   3,000
                                                               2002        0.772           0.551                   3,000
                                                               2001        1.000           0.772                   3,000

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.556           0.577                       -
                                                               2003        0.453           0.556                       -


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Worldwide Growth Portfolio - Service Shares  (continued)    2002        0.615           0.453                       -
                                                               2001        0.801           0.615                       -
                                                               2000        1.000           0.801                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04)                2004        1.000           1.127                   2,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04)                          2004        1.000           1.111                   3,000

   Mid-Cap Value Portfolio (5/04)                              2004        1.000           1.165                   2,000

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.078                   2,000

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.192           1.240                       -
                                                               2003        1.144           1.192                       -
                                                               2002        1.057           1.144                       -
                                                               2001        1.000           1.057                   1,000

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.739           0.789                   1,000
                                                               2003        0.564           0.739                   1,000
                                                               2002        0.808           0.564                   1,000
                                                               2001        1.000           0.808                   1,000

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.897           1.033                       -
                                                               2003        0.703           0.897                       -
                                                               2002        0.861           0.703                   2,000
                                                               2001        1.000           0.861                   2,000

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.315           1.647                       -
                                                               2003        0.886           1.315                       -


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2002        1.093           0.886                   2,000
                                                               2001        1.000           1.093                   2,000

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/00)                               2004        1.486           1.596                       -
                                                               2003        1.077           1.486                       -
                                                               2002        1.449           1.077                       -
                                                               2001        1.433           1.449                       -
                                                               2000        1.000           1.433                       -

   Investors Fund - Class I (10/99)                            2004        1.185           1.298                       -
                                                               2003        0.903           1.185                       -
                                                               2002        1.183           0.903                       -
                                                               2001        1.244           1.183                       -
                                                               2000        1.088           1.244                       -
                                                               1999        1.000           1.088                       -

   Small Cap Growth Fund - Class I (5/01)                      2004        0.932           1.064                       -
                                                               2003        0.631           0.932                       -
                                                               2002        0.974           0.631                   2,000
                                                               2001        1.000           0.974                   2,000

   Total Return Fund - Class I (9/00)                          2004        1.121           1.209                       -
                                                               2003        0.975           1.121                       -
                                                               2002        1.055           0.975                       -
                                                               2001        1.072           1.055                       -
                                                               2000        1.000           1.072                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.807           0.828                       -
                                                               2003        0.659           0.807                       -
                                                               2002        0.897           0.659                   2,000
                                                               2001        1.000           0.897                   2,000

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.869           0.887                       -
                                                               2003        0.652           0.869                       -
                                                               2002        0.898           0.652                   2,000
                                                               2001        1.000           0.898                   2,000


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (3/00)                       2004        1.014           1.175                       -
                                                               2003        0.739           1.014                       -
                                                               2002        0.969           0.739                       -
                                                               2001        0.938           0.969                       -
                                                               2000        1.000           0.938                       -

The Travelers Series Trust
   Convertible Securities Portfolio (5/04)                     2004        1.000           1.040                   2,000

   Disciplined Mid Cap Stock Portfolio (8/99)                  2004        1.406           1.625                       -
                                                               2003        1.060           1.406                       -
                                                               2002        1.247           1.060                       -
                                                               2001        1.310           1.247                       -
                                                               2000        1.132           1.310                       -
                                                               1999        1.000           1.132                       -

   Equity Income Portfolio (7/99)                              2004        1.137           1.240                       -
                                                               2003        0.874           1.137                       -
                                                               2002        1.024           0.874                       -
                                                               2001        1.105           1.024                       -
                                                               2000        1.021           1.105                       -
                                                               1999        1.000           1.021                       -

   Federated Stock Portfolio (11/01)                           2004        1.015           1.113                       -
                                                               2003        0.802           1.015                       -
                                                               2002        1.002           0.802                       -
                                                               2001        1.000           1.002                       -

   Large Cap Portfolio (7/99)                                  2004        0.807           0.852                       -
                                                               2003        0.652           0.807                       -
                                                               2002        0.851           0.652                       -
                                                               2001        1.038           0.851                       -
                                                               2000        1.224           1.038                       -
                                                               1999        1.000           1.224                       -

   Lazard International Stock Portfolio (8/99)                 2004        0.846           0.971                       -
                                                               2003        0.663           0.846                       -
                                                               2002        0.768           0.663                       -
                                                               2001        1.049           0.768                       -


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Lazard International Stock Portfolio  (continued)           2000        1.194           1.049                       -
                                                               1999        1.000           1.194                       -

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        0.780           0.897                       -
                                                               2003        0.649           0.780                       -
                                                               2002        0.874           0.649                       -
                                                               2001        1.136           0.874                       -
                                                               2000        1.213           1.136                       -
                                                               1999        1.000           1.213                       -

   MFS Emerging Growth Portfolio (5/01)                        2004        0.681           0.761                   2,000
                                                               2003        0.531           0.681                   2,000
                                                               2002        0.814           0.531                   2,000
                                                               2001        1.000           0.814                   2,000

   MFS Mid Cap Growth Portfolio (10/99)                        2004        0.909           1.029                       -
                                                               2003        0.668           0.909                       -
                                                               2002        1.317           0.668                       -
                                                               2001        1.739           1.317                       -
                                                               2000        1.603           1.739                       -
                                                               1999        1.000           1.603                       -

   MFS Value Portfolio (5/04)                                  2004        1.000           1.127                   2,000

   Pioneer Fund Portfolio (8/99)                               2004        0.768           0.847                       -
                                                               2003        0.625           0.768                       -
                                                               2002        0.903           0.625                       -
                                                               2001        1.183           0.903                       -
                                                               2000        0.959           1.183                       -
                                                               1999        1.000           0.959                       -

   Social Awareness Stock Portfolio (7/99)                     2004        0.877           0.925                       -
                                                               2003        0.686           0.877                       -
                                                               2002        0.921           0.686                       -
                                                               2001        1.100           0.921                       -
                                                               2000        1.115           1.100                       -
                                                               1999        1.000           1.115                       -

   Travelers Quality Bond Portfolio (8/99)                     2004        1.259           1.290                       -
                                                               2003        1.186           1.259                       -


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Travelers Quality Bond Portfolio  (continued)               2002        1.130           1.186                       -
                                                               2001        1.063           1.130                       -
                                                               2000        1.002           1.063                       -
                                                               1999        1.000           1.002                       -

   U.S. Government Securities Portfolio (8/99)                 2004        1.326           1.396                       -
                                                               2003        1.301           1.326                       -
                                                               2002        1.154           1.301                       -
                                                               2001        1.099           1.154                       -
                                                               2000        0.968           1.099                       -
                                                               1999        1.000           0.968                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.840           0.887                   2,000
                                                               2003        0.654           0.840                   2,000
                                                               2002        0.867           0.654                   2,000
                                                               2001        1.000           0.867                   2,000

   MFS Total Return Portfolio (7/99)                           2004        1.240           1.371                       -
                                                               2003        1.073           1.240                       -
                                                               2002        1.141           1.073                       -
                                                               2001        1.150           1.141                       -
                                                               2000        0.994           1.150                       -
                                                               1999        1.000           0.994                       -

   Pioneer Strategic Income Portfolio (1/01)                   2004        1.285           1.415                       -
                                                               2003        1.084           1.285                       -
                                                               2002        1.032           1.084                       -
                                                               2001        1.000           1.032                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.001           1.005                       -
                                                               2003        1.000           1.001                       -

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.846           0.923                       -
                                                               2003        0.634           0.846                       -
                                                               2002        0.949           0.634                       -
                                                               2001        1.000           0.949                   2,000


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Smith Barney High Income Portfolio (8/99)                   2004        1.065           1.166                       -
                                                               2003        0.842           1.065                       -
                                                               2002        0.877           0.842                       -
                                                               2001        0.918           0.877                       -
                                                               2000        1.007           0.918                       -
                                                               1999        1.000           1.007                       -

   Smith Barney International All Cap Growth
   Portfolio (12/99)                                           2004        0.755           0.883                       -
                                                               2003        0.597           0.755                       -
                                                               2002        0.810           0.597                       -
                                                               2001        1.186           0.810                       -
                                                               2000        1.569           1.186                       -
                                                               1999        1.000           1.569                       -

   Smith Barney Large Capitalization Growth
   Portfolio (10/99)                                           2004        0.991           0.987                       -
                                                               2003        0.677           0.991                       -
                                                               2002        0.907           0.677                       -
                                                               2001        1.045           0.907                       -
                                                               2000        1.132           1.045                       -
                                                               1999        1.000           1.132                       -

   Strategic Equity Portfolio (7/99)                           2004        0.787           0.861                       -
                                                               2003        0.598           0.787                       -
                                                               2002        0.908           0.598                       -
                                                               2001        1.057           0.908                       -
                                                               2000        1.303           1.057                       -
                                                               1999        1.000           1.303                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2004        1.257           1.464                   1,000
                                                               2003        1.000           1.257                   1,000

   Emerging Growth Portfolio - Class II Shares (5/01)          2004        0.688           0.729                   4,000
                                                               2003        0.546           0.688                   4,000
                                                               2002        0.817           0.546                   4,000
                                                               2001        1.000           0.817                   4,000



                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Enterprise Portfolio - Class II Shares (5/01)               2004        0.794           0.817                   2,000
                                                               2003        0.637           0.794                   2,000
                                                               2002        0.911           0.637                   2,000
                                                               2001        1.000           0.911                   2,000

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.986           1.130                   2,000
                                                               2003        0.700           0.986                   2,000
                                                               2002        0.949           0.700                   2,000
                                                               2001        1.000           0.949                   2,000

Variable Insurance Products Fund II
   Asset Manager Portfolio - Service Class 2 (5/00)            2004        0.949           0.990                       -
                                                               2003        0.813           0.949                       -
                                                               2002        0.900           0.813                       -
                                                               2001        0.949           0.900                       -
                                                               2000        1.000           0.949                       -

   Contrafund(R) Portfolio - Service Class 2 (5/01)            2004        1.083           1.238                       -
                                                               2003        0.852           1.083                       -
                                                               2002        0.950           0.852                       -
                                                               2001        1.000           0.950                   3,000

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.962           0.966                       -
                                                               2003        0.776           0.962                       -
                                                               2002        0.846           0.776                   1,000
                                                               2001        1.000           0.846                   1,000

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.264           1.563                       -
                                                               2003        0.921           1.264                       -
                                                               2002        1.032           0.921                       -
                                                               2001        1.000           1.032                   2,000


                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 0.80% 25 FL

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (8/99)                     2004        1.244           1.271                       -
                                                               2003        1.175           1.244                       -
                                                               2002        1.122           1.175                       -
                                                               2001        1.058           1.122                       -
                                                               2000        1.000           1.058                       -
                                                               1999        1.000           1.000                       -

   U.S. Government Securities Portfolio (8/99)                 2004        1.310           1.376                       -
                                                               2003        1.289           1.310                       -
                                                               2002        1.146           1.289                       -
                                                               2001        1.094           1.146                       -
                                                               2000        0.966           1.094                       -
                                                               1999        1.000           0.966                       -


                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 0.80% 43 FL

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (8/99)                     2004        1.233           1.258                       -
                                                               2003        1.167           1.233                       -
                                                               2002        1.117           1.167                       -
                                                               2001        1.055           1.117                       -
                                                               2000        0.999           1.055                       -
                                                               1999        1.000           0.999                       -

   U.S. Government Securities Portfolio (8/99)                 2004        1.299           1.362                       -
                                                               2003        1.280           1.299                       -
                                                               2002        1.140           1.280                       -
                                                               2001        1.091           1.140                       -
                                                               2000        0.965           1.091                       -
                                                               1999        1.000           0.965                       -


                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 0.80% 62 FL

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (7/99)             2004        0.839           0.912                       -
                                                               2003        0.666           0.839                       -
                                                               2002        0.871           0.666                       -
                                                               2001        1.008           0.871                       -
                                                               2000        1.127           1.008                       -
                                                               1999        1.000           1.127                       -


                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 0.80% 110 FL

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (7/99)             2004        0.820           0.887                       -
                                                               2003        0.654           0.820                       -
                                                               2002        0.859           0.654                       -
                                                               2001        0.999           0.859                       -
                                                               2000        1.123           0.999                       -
                                                               1999        1.000           1.123                       -


                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 1.25% 3% AIR

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2004        0.495           0.584               7,939,019
                                                               2003        0.401           0.495               6,290,465
                                                               2002        0.542           0.401               4,796,319
                                                               2001        0.743           0.542               1,489,104
                                                               2000        1.000           0.743                 978,236

   High Yield Bond Trust (9/99)                                2004        1.389           1.491               1,319,172
                                                               2003        1.089           1.389               1,064,575
                                                               2002        1.054           1.089                 634,852
                                                               2001        0.974           1.054                 426,670
                                                               2000        0.977           0.974                 311,003
                                                               1999        1.000           0.977                  93,082

   Managed Assets Trust (6/99)                                 2004        1.088           1.176               3,650,452
                                                               2003        0.903           1.088               3,189,773
                                                               2002        1.000           0.903               2,415,855
                                                               2001        1.000           1.000               2,100,630
                                                               2001        1.067           1.000                       -
                                                               2000        1.098           1.067               1,799,521

   Money Market Portfolio (9/99)                               2004        1.101           1.099               2,821,194
                                                               2003        1.107           1.101               3,503,778
                                                               2002        1.105           1.107               3,223,219
                                                               2001        1.078           1.105               2,626,057
                                                               2000        1.028           1.078                 911,055
                                                               1999        1.000           1.028                 134,132

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.754           0.787                       -
                                                               2003        0.610           0.754                  22,659
                                                               2002        0.886           0.610                  22,659
                                                               2001        1.000           0.886                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/04)                  2004        1.000           1.105                   9,707

   Growth Fund - Class 2 Shares (5/04)                         2004        1.000           1.088                  72,498

   Growth-Income Fund - Class 2 Shares (5/04)                  2004        1.000           1.079                 121,980



                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (9/99)           2004        1.282           1.325              15,302,307
                                                               2003        1.230           1.282              10,176,397
                                                               2002        1.143           1.230               7,885,571
                                                               2001        1.083           1.143               3,246,930
                                                               2000        0.976           1.083                 409,109
                                                               1999        1.000           0.976                  49,414

   CitiStreet International Stock Fund - Class I (7/99)        2004        0.880           0.998               8,679,287
                                                               2003        0.685           0.880               6,530,023
                                                               2002        0.893           0.685               4,552,992
                                                               2001        1.151           0.893               1,527,648
                                                               2000        1.267           1.151                 347,387
                                                               1999        1.000           1.267                  91,971

   CitiStreet Large Company Stock Fund - Class I (9/99)        2004        0.668           0.726              17,649,834
                                                               2003        0.528           0.668              12,079,242
                                                               2002        0.693           0.528               7,754,372
                                                               2001        0.833           0.693               2,768,720
                                                               2000        0.992           0.833                 626,483
                                                               1999        1.000           0.992                  68,472

   CitiStreet Small Company Stock Fund - Class I (9/99)        2004        1.695           1.924               3,721,782
                                                               2003        1.199           1.695               2,740,029
                                                               2002        1.592           1.199               1,474,339
                                                               2001        1.587           1.592                 530,066
                                                               2000        1.460           1.587                 235,839
                                                               1999        1.000           1.460                  29,981

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/99)      2004        1.116           1.377                 105,009
                                                               2003        0.791           1.116                 109,800
                                                               2002        0.906           0.791                 101,806
                                                               2001        1.015           0.906                 119,978
                                                               2000        1.502           1.015                 122,227
                                                               1999        1.000           1.502                  42,199


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (9/00)            2004        1.780           2.310                 629,401
                                                               2003        1.345           1.780                 529,773
                                                               2002        1.303           1.345                 279,100
                                                               2001        1.213           1.303                 106,721
                                                               2000        1.000           1.213                  50,532

   Delaware VIP Small Cap Value Series - Standard
   Class (10/99)                                               2004        1.665           1.998                 618,779
                                                               2003        1.188           1.665                 514,784
                                                               2002        1.274           1.188                 293,704
                                                               2001        1.153           1.274                  96,667
                                                               2000        0.988           1.153                  39,689
                                                               1999        1.000           0.988                   3,413

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (10/99)                          2004        1.332           1.464               1,603,199
                                                               2003        1.024           1.332               1,457,171
                                                               2002        1.282           1.024                 882,429
                                                               2001        1.383           1.282                 545,002
                                                               2000        1.236           1.383                 349,550
                                                               1999        1.000           1.236                  37,863

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/99)                           2004        0.931           0.966                 647,261
                                                               2003        0.778           0.931                 611,101
                                                               2002        0.946           0.778                 578,067
                                                               2001        1.057           0.946                 519,580
                                                               2000        1.077           1.057                 509,909
                                                               1999        1.000           1.077                 320,468

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/03)       2004        1.200           1.335                  76,672
                                                               2003        1.000           1.200                  33,400

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/04)                                               2004        1.000           1.230                  46,605



                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        1.000           1.153                  57,503

   Templeton Growth Securities Fund - Class 2 Shares (5/04)    2004        1.000           1.123                 283,880

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        0.942           1.013               1,710,244
                                                               2003        0.766           0.942               1,638,535
                                                               2002        0.941           0.766                 870,255
                                                               2001        1.000           0.941                   1,117

   Equity Index Portfolio - Class II Shares (7/99)             2004        0.846           0.921               6,087,905
                                                               2003        0.671           0.846               4,785,205
                                                               2002        0.875           0.671               2,904,696
                                                               2001        1.011           0.875                 986,668
                                                               2000        1.129           1.011                 613,181
                                                               1999        1.000           1.129                 317,090

   Fundamental Value Portfolio (5/01)                          2004        0.981           1.048               2,342,337
                                                               2003        0.716           0.981               1,858,465
                                                               2002        0.921           0.716                 940,084
                                                               2001        1.000           0.921                 132,819

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2004        0.993           1.062                 390,516
                                                               2003        0.884           0.993                 416,592
                                                               2002        0.960           0.884                 215,744
                                                               2001        1.000           0.960                   9,564

   Mid Cap Growth Portfolio - Service Shares (5/01)            2004        0.727           0.865                 120,789
                                                               2003        0.546           0.727                 127,957
                                                               2002        0.770           0.546                       -
                                                               2001        1.000           0.770                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.547           0.565                 804,370
                                                               2003        0.448           0.547                 812,834
                                                               2002        0.610           0.448                 751,717
                                                               2001        0.799           0.610                 609,833
                                                               2000        1.000           0.799                 409,725


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04)                2004        1.000           1.123                   2,533

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04)                          2004        1.000           1.107                  79,477

   Mid-Cap Value Portfolio (5/04)                              2004        1.000           1.161                  36,456

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.075                  40,148

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.178           1.220               2,270,916
                                                               2003        1.135           1.178               2,784,528
                                                               2002        1.054           1.135               1,430,431
                                                               2001        1.000           1.054                  25,722

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.730           0.776                   1,846
                                                               2003        0.560           0.730                   1,846
                                                               2002        0.806           0.560                       -
                                                               2001        1.000           0.806                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.886           1.016                 166,176
                                                               2003        0.698           0.886                 155,084
                                                               2002        0.858           0.698                 111,279
                                                               2001        1.000           0.858                   7,952

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.300           1.620                 546,825
                                                               2003        0.879           1.300                 304,761
                                                               2002        1.090           0.879                 242,851
                                                               2001        1.000           1.090                   2,364

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/00)                               2004        1.454           1.555                 769,056
                                                               2003        1.059           1.454                 658,282


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   All Cap Fund - Class I  (continued)                         2002        1.431           1.059                 387,617
                                                               2001        1.422           1.431                 274,586
                                                               2000        1.000           1.422                  62,150

   Investors Fund - Class I (10/99)                            2004        1.160           1.265                 238,681
                                                               2003        0.888           1.160                 218,111
                                                               2002        1.168           0.888                 166,614
                                                               2001        1.234           1.168                 156,631
                                                               2000        1.084           1.234                  55,437
                                                               1999        1.000           1.084                   6,020

   Small Cap Growth Fund - Class I (5/01)                      2004        0.920           1.046                 405,677
                                                               2003        0.626           0.920                 354,641
                                                               2002        0.971           0.626                 139,960
                                                               2001        1.000           0.971                  83,878

   Total Return Fund - Class I (9/00)                          2004        1.097           1.178                 116,791
                                                               2003        0.958           1.097                  54,550
                                                               2002        1.042           0.958                  59,722
                                                               2001        1.064           1.042                  59,722
                                                               2000        1.000           1.064                   9,945

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.797           0.814                 108,538
                                                               2003        0.654           0.797                 102,277
                                                               2002        0.895           0.654                  71,910
                                                               2001        1.000           0.895                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.858           0.872                  58,711
                                                               2003        0.647           0.858                  51,540
                                                               2002        0.895           0.647                       -
                                                               2001        1.000           0.895                       -

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (3/00)                       2004        0.994           1.146                 131,078
                                                               2003        0.727           0.994                 150,458
                                                               2002        0.958           0.727                 155,163
                                                               2001        0.932           0.958                 115,369
                                                               2000        1.000           0.932                  24,959


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Convertible Securities Portfolio (5/04)                     2004        1.000           1.037                  42,156

   Disciplined Mid Cap Stock Portfolio (8/99)                  2004        1.378           1.585                 959,983
                                                               2003        1.043           1.378                 821,211
                                                               2002        1.233           1.043                 507,530
                                                               2001        1.301           1.233                 186,474
                                                               2000        1.129           1.301                  88,563
                                                               1999        1.000           1.129                  13,503

   Equity Income Portfolio (7/99)                              2004        1.113           1.208               6,282,506
                                                               2003        0.859           1.113               4,935,749
                                                               2002        1.011           0.859               3,021,391
                                                               2001        1.096           1.011                 838,058
                                                               2000        1.017           1.096                 437,309
                                                               1999        1.000           1.017                 255,091

   Federated Stock Portfolio (11/01)                           2004        0.994           1.085                 168,501
                                                               2003        0.789           0.994                 146,425
                                                               2002        0.990           0.789                  65,464
                                                               2001        1.000           0.990                  20,459

   Large Cap Portfolio (7/99)                                  2004        0.789           0.830               2,565,167
                                                               2003        0.641           0.789               2,458,865
                                                               2002        0.841           0.641               2,003,276
                                                               2001        1.030           0.841               1,375,102
                                                               2000        1.219           1.030                 804,272
                                                               1999        1.000           1.219                  89,328

   Lazard International Stock Portfolio (8/99)                 2004        0.828           0.947                 858,165
                                                               2003        0.652           0.828                 446,951
                                                               2002        0.759           0.652                 377,746
                                                               2001        1.041           0.759                  25,696
                                                               2000        1.190           1.041                  17,988
                                                               1999        1.000           1.190                       -

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        0.764           0.874                  74,341
                                                               2003        0.638           0.764                  68,317
                                                               2002        0.863           0.638                  41,538
                                                               2001        1.127           0.863                   7,875


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio  (continued)         2000        1.209           1.127                   7,875
                                                               1999        1.000           1.209                       -

   MFS Emerging Growth Portfolio (5/01)                        2004        0.672           0.749                  60,696
                                                               2003        0.527           0.672                  17,176
                                                               2002        0.812           0.527                  19,936
                                                               2001        1.000           0.812                       -

   MFS Mid Cap Growth Portfolio (10/99)                        2004        0.890           1.003                 827,170
                                                               2003        0.658           0.890                 794,275
                                                               2002        1.301           0.658                 544,549
                                                               2001        1.726           1.301                 587,839
                                                               2000        1.598           1.726                 504,511
                                                               1999        1.000           1.598                  91,838

   MFS Value Portfolio (5/04)                                  2004        1.000           1.123                  62,053

   Pioneer Fund Portfolio (8/99)                               2004        0.752           0.825                 344,641
                                                               2003        0.615           0.752                 334,981
                                                               2002        0.893           0.615                 335,084
                                                               2001        1.174           0.893                 392,586
                                                               2000        0.956           1.174                 135,986
                                                               1999        1.000           0.956                   2,049

   Social Awareness Stock Portfolio (7/99)                     2004        0.859           0.901                 506,230
                                                               2003        0.675           0.859                 485,603
                                                               2002        0.909           0.675                 448,264
                                                               2001        1.092           0.909                 159,905
                                                               2000        1.111           1.092                 141,652
                                                               1999        1.000           1.111                  57,036

   Travelers Quality Bond Portfolio (8/99)                     2004        1.232           1.257               1,837,114
                                                               2003        1.166           1.232               1,560,119
                                                               2002        1.116           1.166                 958,999
                                                               2001        1.055           1.116                 276,489
                                                               2000        0.998           1.055                  54,601
                                                               1999        1.000           0.998                   8,527

   U.S. Government Securities Portfolio (8/99)                 2004        1.298           1.360               3,318,271
                                                               2003        1.279           1.298               3,884,983


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   U.S. Government Securities Portfolio  (continued)           2002        1.140           1.279               2,882,790
                                                               2001        1.091           1.140                 494,329


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   U.S. Government Securities Portfolio  (continued)           2000        0.965           1.091                 141,994
                                                               1999        1.000           0.965                  75,867

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.830           0.872                  40,953
                                                               2003        0.650           0.830                  53,682
                                                               2002        0.864           0.650                  64,399
                                                               2001        1.000           0.864                       -

   MFS Total Return Portfolio (7/99)                           2004        1.214           1.336               3,493,408
                                                               2003        1.055           1.214               2,959,776
                                                               2002        1.127           1.055               2,301,022
                                                               2001        1.142           1.127                 812,897
                                                               2000        0.991           1.142                 487,321
                                                               1999        1.000           0.991                 114,042

   Pioneer Strategic Income Portfolio (1/01)                   2004        1.259           1.380                 260,801
                                                               2003        1.067           1.259                 247,782
                                                               2002        1.020           1.067                  76,876
                                                               2001        1.000           1.020                  30,002

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.999                  86,026
                                                               2003        1.000           1.000                       -

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.836           0.908               3,794,044
                                                               2003        0.629           0.836               2,571,412
                                                               2002        0.946           0.629                 771,825
                                                               2001        1.000           0.946                 349,246

   Smith Barney High Income Portfolio (8/99)                   2004        1.043           1.137                 173,921
                                                               2003        0.828           1.043                 148,031
                                                               2002        0.866           0.828                 111,167
                                                               2001        0.912           0.866                  49,735
                                                               2000        1.004           0.912                  52,398
                                                               1999        1.000           1.004                       -

   Smith Barney International All Cap Growth
   Portfolio (12/99)                                           2004        0.739           0.860                 609,375
                                                               2003        0.587           0.739                 541,855


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Smith Barney International All Cap Growth Portfolio
   (continued)                                                 2002        0.800           0.587                 310,549
                                                               2001        1.177           0.800                 275,427
                                                               2000        1.563           1.177                 247,679
                                                               1999        1.000           1.563                  53,669

   Smith Barney Large Capitalization Growth
   Portfolio (10/99)                                           2004        0.970           0.961               1,236,132
                                                               2003        0.666           0.970                 854,538
                                                               2002        0.896           0.666                 331,327
                                                               2001        1.037           0.896                 213,815
                                                               2000        1.128           1.037                 178,384
                                                               1999        1.000           1.128                  77,927

   Strategic Equity Portfolio (7/99)                           2004        0.770           0.838               1,894,691
                                                               2003        0.588           0.770               2,051,381
                                                               2002        0.897           0.588               1,942,656
                                                               2001        1.048           0.897               1,358,290
                                                               2000        1.298           1.048                 987,184
                                                               1999        1.000           1.298                 226,122

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2004        1.253           1.453                  58,317
                                                               2003        1.000           1.253                       -

   Emerging Growth Portfolio - Class II Shares (5/01)          2004        0.680           0.717                 110,263
                                                               2003        0.542           0.680                  66,716
                                                               2002        0.815           0.542                       -
                                                               2001        1.000           0.815                       -

   Enterprise Portfolio - Class II Shares (5/01)               2004        0.784           0.804                       -
                                                               2003        0.632           0.784                       -
                                                               2002        0.909           0.632                       -
                                                               2001        1.000           0.909                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.974           1.112                  34,048
                                                               2003        0.695           0.974                  36,670


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2002        0.946           0.695                  15,142
                                                               2001        1.000           0.946                  15,142

Variable Insurance Products Fund II
   Asset Manager Portfolio - Service Class 2 (5/00)            2004        0.933           0.969               3,368,472
                                                               2003        0.803           0.933               2,588,801
                                                               2002        0.894           0.803               1,715,279
                                                               2001        0.947           0.894                 294,346
                                                               2000        1.000           0.947                 173,343

   Contrafund(R) Portfolio - Service Class 2 (5/01)            2004        1.070           1.217               2,249,663
                                                               2003        0.845           1.070               1,627,008
                                                               2002        0.947           0.845                 726,512
                                                               2001        1.000           0.947                  21,595

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.950           0.950                 206,566
                                                               2003        0.770           0.950                 247,934
                                                               2002        0.844           0.770                  53,586
                                                               2001        1.000           0.844                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.249           1.537               1,404,786
                                                               2003        0.914           1.249                 836,747
                                                               2002        1.029           0.914                 328,766
                                                               2001        1.000           1.029                  32,298


                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                      SEPARATE ACCOUNT CHARGES 1.25% 5% AIR

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2004        0.495           0.584                       -
                                                               2003        0.401           0.495                       -
                                                               2002        0.542           0.401                       -
                                                               2001        0.743           0.542                       -
                                                               2000        1.000           0.743                       -

   High Yield Bond Trust (9/99)                                2004        1.389           1.491                       -
                                                               2003        1.089           1.389                       -
                                                               2002        1.054           1.089                       -
                                                               2001        0.974           1.054                       -
                                                               2000        0.977           0.974                       -
                                                               1999        1.000           0.977                       -

   Managed Assets Trust (6/99)                                 2004        1.088           1.176                       -
                                                               2003        0.903           1.088                       -
                                                               2002        1.000           0.903                       -
                                                               2001        1.000           1.000                       -
                                                               2001        1.067           1.000                       -
                                                               2000        1.098           1.067                       -

   Money Market Portfolio (9/99)                               2004        1.101           1.099                       -
                                                               2003        1.107           1.101                       -
                                                               2002        1.105           1.107                       -
                                                               2001        1.078           1.105                       -
                                                               2000        1.028           1.078                       -
                                                               1999        1.000           1.028                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.754           0.787                       -
                                                               2003        0.610           0.754                       -
                                                               2002        0.886           0.610                       -
                                                               2001        1.000           0.886                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/04)                  2004        1.000           1.105                       -



                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Growth Fund - Class 2 Shares (5/04)                         2004        1.000           1.088                       -

   Growth-Income Fund - Class 2 Shares (5/04)                  2004        1.000           1.079                       -

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (9/99)           2004        1.282           1.325                       -
                                                               2003        1.230           1.282                       -
                                                               2002        1.143           1.230                       -
                                                               2001        1.083           1.143                       -
                                                               2000        0.976           1.083                       -
                                                               1999        1.000           0.976                       -

   CitiStreet International Stock Fund - Class I (7/99)        2004        0.880           0.998                       -
                                                               2003        0.685           0.880                       -
                                                               2002        0.893           0.685                       -
                                                               2001        1.151           0.893                       -
                                                               2000        1.267           1.151                       -
                                                               1999        1.000           1.267                       -

   CitiStreet Large Company Stock Fund - Class I (9/99)        2004        0.668           0.726                       -
                                                               2003        0.528           0.668                       -
                                                               2002        0.693           0.528                       -
                                                               2001        0.833           0.693                       -
                                                               2000        0.992           0.833                       -
                                                               1999        1.000           0.992                       -

   CitiStreet Small Company Stock Fund - Class I (9/99)        2004        1.695           1.924                       -
                                                               2003        1.199           1.695                       -
                                                               2002        1.592           1.199                       -
                                                               2001        1.587           1.592                       -
                                                               2000        1.460           1.587                       -
                                                               1999        1.000           1.460                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/99)      2004        1.116           1.377                       -
                                                               2003        0.791           1.116                       -
                                                               2002        0.906           0.791                       -
                                                               2001        1.015           0.906                       -


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Credit Suisse Trust Emerging Markets Portfolio
   (continued)                                                 2000        1.502           1.015                       -
                                                               1999        1.000           1.502                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (9/00)            2004        1.780           2.310                       -
                                                               2003        1.345           1.780                       -
                                                               2002        1.303           1.345                       -
                                                               2001        1.213           1.303                       -
                                                               2000        1.000           1.213                       -

   Delaware VIP Small Cap Value Series - Standard
   Class (10/99)                                               2004        1.665           1.998                       -
                                                               2003        1.188           1.665                       -
                                                               2002        1.274           1.188                       -
                                                               2001        1.153           1.274                       -
                                                               2000        0.988           1.153                       -
                                                               1999        1.000           0.988                       -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (10/99)                          2004        1.332           1.464                       -
                                                               2003        1.024           1.332                       -
                                                               2002        1.282           1.024                       -
                                                               2001        1.383           1.282                       -
                                                               2000        1.236           1.383                       -
                                                               1999        1.000           1.236                       -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/99)                           2004        0.931           0.966                       -
                                                               2003        0.778           0.931                       -
                                                               2002        0.946           0.778                       -
                                                               2001        1.057           0.946                       -
                                                               2000        1.077           1.057                       -
                                                               1999        1.000           1.077                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/03)       2004        1.200           1.335                       -
                                                               2003        1.000           1.200                       -


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/04)                                               2004        1.000           1.230                       -

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        1.000           1.153                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/04)    2004        1.000           1.123                       -

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        0.942           1.013                       -
                                                               2003        0.766           0.942                       -
                                                               2002        0.941           0.766                       -
                                                               2001        1.000           0.941                       -

   Equity Index Portfolio - Class II Shares (7/99)             2004        0.846           0.921                  32,933
                                                               2003        0.671           0.846                  33,662
                                                               2002        0.875           0.671                  36,096
                                                               2001        1.011           0.875                       -
                                                               2000        1.129           1.011                       -
                                                               1999        1.000           1.129                       -

   Fundamental Value Portfolio (5/01)                          2004        0.981           1.048                       -
                                                               2003        0.716           0.981                       -
                                                               2002        0.921           0.716                       -
                                                               2001        1.000           0.921                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2004        0.993           1.062                       -
                                                               2003        0.884           0.993                       -
                                                               2002        0.960           0.884                       -
                                                               2001        1.000           0.960                       -

   Mid Cap Growth Portfolio - Service Shares (5/01)            2004        0.727           0.865                       -
                                                               2003        0.546           0.727                       -
                                                               2002        0.770           0.546                       -
                                                               2001        1.000           0.770                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.547           0.565                       -
                                                               2003        0.448           0.547                       -


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Worldwide Growth Portfolio - Service Shares  (continued)    2002        0.610           0.448                       -
                                                               2001        0.799           0.610                       -
                                                               2000        1.000           0.799                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04)                2004        1.000           1.123                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04)                          2004        1.000           1.107                       -

   Mid-Cap Value Portfolio (5/04)                              2004        1.000           1.161                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.075                       -

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.178           1.220                       -
                                                               2003        1.135           1.178                       -
                                                               2002        1.054           1.135                       -
                                                               2001        1.000           1.054                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.730           0.776                       -
                                                               2003        0.560           0.730                       -
                                                               2002        0.806           0.560                       -
                                                               2001        1.000           0.806                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.886           1.016                       -
                                                               2003        0.698           0.886                       -
                                                               2002        0.858           0.698                       -
                                                               2001        1.000           0.858                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.300           1.620                       -
                                                               2003        0.879           1.300                       -


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Putnam VT Small Cap Value Fund - Class IB Shares            2002        1.090           0.879                       -
   (continued)
                                                               2001        1.000           1.090                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/00)                               2004        1.454           1.555                       -
                                                               2003        1.059           1.454                       -
                                                               2002        1.431           1.059                       -
                                                               2001        1.422           1.431                       -
                                                               2000        1.000           1.422                       -

   Investors Fund - Class I (10/99)                            2004        1.160           1.265                       -
                                                               2003        0.888           1.160                       -
                                                               2002        1.168           0.888                       -
                                                               2001        1.234           1.168                       -
                                                               2000        1.084           1.234                       -
                                                               1999        1.000           1.084                       -

   Small Cap Growth Fund - Class I (5/01)                      2004        0.920           1.046                       -
                                                               2003        0.626           0.920                       -
                                                               2002        0.971           0.626                       -
                                                               2001        1.000           0.971                       -

   Total Return Fund - Class I (9/00)                          2004        1.097           1.178                       -
                                                               2003        0.958           1.097                       -
                                                               2002        1.042           0.958                       -
                                                               2001        1.064           1.042                       -
                                                               2000        1.000           1.064                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.797           0.814                       -
                                                               2003        0.654           0.797                       -
                                                               2002        0.895           0.654                       -
                                                               2001        1.000           0.895                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.858           0.872                       -
                                                               2003        0.647           0.858                       -
                                                               2002        0.895           0.647                       -
                                                               2001        1.000           0.895                       -


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (3/00)                       2004        0.994           1.146                       -
                                                               2003        0.727           0.994                       -
                                                               2002        0.958           0.727                       -
                                                               2001        0.932           0.958                       -
                                                               2000        1.000           0.932                       -

The Travelers Series Trust
   Convertible Securities Portfolio (5/04)                     2004        1.000           1.037                       -

   Disciplined Mid Cap Stock Portfolio (8/99)                  2004        1.378           1.585                       -
                                                               2003        1.043           1.378                       -
                                                               2002        1.233           1.043                       -
                                                               2001        1.301           1.233                       -
                                                               2000        1.129           1.301                       -
                                                               1999        1.000           1.129                       -

   Equity Income Portfolio (7/99)                              2004        1.113           1.208                       -
                                                               2003        0.859           1.113                       -
                                                               2002        1.011           0.859                       -
                                                               2001        1.096           1.011                       -
                                                               2000        1.017           1.096                       -
                                                               1999        1.000           1.017                       -

   Federated Stock Portfolio (11/01)                           2004        0.994           1.085                       -
                                                               2003        0.789           0.994                       -
                                                               2002        0.990           0.789                       -
                                                               2001        1.000           0.990                       -

   Large Cap Portfolio (7/99)                                  2004        0.789           0.830                       -
                                                               2003        0.641           0.789                       -
                                                               2002        0.841           0.641                       -
                                                               2001        1.030           0.841                       -
                                                               2000        1.219           1.030                       -
                                                               1999        1.000           1.219                       -

   Lazard International Stock Portfolio (8/99)                 2004        0.828           0.947                       -
                                                               2003        0.652           0.828                       -
                                                               2002        0.759           0.652                       -
                                                               2001        1.041           0.759                       -


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Lazard International Stock Portfolio  (continued)           2000        1.190           1.041                       -
                                                               1999        1.000           1.190                       -

   Merrill Lynch Large Cap Core Portfolio (6/00)               2004        0.764           0.874                       -
                                                               2003        0.638           0.764                       -
                                                               2002        0.863           0.638                       -
                                                               2001        1.127           0.863                       -
                                                               2000        1.000           1.127                       -
                                                               2000        1.209           1.000                       -

   MFS Emerging Growth Portfolio (5/01)                        2004        0.672           0.749                       -
                                                               2003        0.527           0.672                       -
                                                               2002        0.812           0.527                       -
                                                               2001        1.000           0.812                       -

   MFS Mid Cap Growth Portfolio (10/99)                        2004        0.890           1.003                       -
                                                               2003        0.658           0.890                       -
                                                               2002        1.301           0.658                       -
                                                               2001        1.726           1.301                       -
                                                               2000        1.598           1.726                       -
                                                               1999        1.000           1.598                       -

   MFS Value Portfolio (5/04)                                  2004        1.000           1.123                       -

   Pioneer Fund Portfolio (8/99)                               2004        0.752           0.825                       -
                                                               2003        0.615           0.752                       -
                                                               2002        0.893           0.615                       -
                                                               2001        1.174           0.893                       -
                                                               2000        0.956           1.174                       -
                                                               1999        1.000           0.956                       -

   Social Awareness Stock Portfolio (7/99)                     2004        0.859           0.901                       -
                                                               2003        0.675           0.859                       -
                                                               2002        0.909           0.675                       -
                                                               2001        1.092           0.909                       -
                                                               2000        1.111           1.092                       -
                                                               1999        1.000           1.111                       -

   Travelers Quality Bond Portfolio (8/99)                     2004        1.232           1.257                       -
                                                               2003        1.166           1.232                       -


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Travelers Quality Bond Portfolio  (continued)               2002        1.116           1.166                       -
                                                               2001        1.055           1.116                       -
                                                               2000        0.998           1.055                       -
                                                               1999        1.000           0.998                       -

   U.S. Government Securities Portfolio (8/99)                 2004        1.298           1.360                  12,587
                                                               2003        1.279           1.298                  12,879
                                                               2002        1.140           1.279                  13,811
                                                               2001        1.091           1.140                       -
                                                               2000        0.965           1.091                       -
                                                               1999        1.000           0.965                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.830           0.872                       -
                                                               2003        0.650           0.830                       -
                                                               2002        0.864           0.650                       -
                                                               2001        1.000           0.864                       -

   MFS Total Return Portfolio (7/99)                           2004        1.214           1.336                       -
                                                               2003        1.055           1.214                       -
                                                               2002        1.127           1.055                       -
                                                               2001        1.142           1.127                       -
                                                               2000        0.991           1.142                       -
                                                               1999        1.000           0.991                       -

   Pioneer Strategic Income Portfolio (1/01)                   2004        1.259           1.380                       -
                                                               2003        1.067           1.259                       -
                                                               2002        1.020           1.067                       -
                                                               2001        1.000           1.020                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.999                       -
                                                               2003        1.000           1.000                       -

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.836           0.908                       -
                                                               2003        0.629           0.836                       -
                                                               2002        0.946           0.629                       -
                                                               2001        1.000           0.946                       -


                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Smith Barney High Income Portfolio (8/99)                   2004        1.043           1.137                       -
                                                               2003        0.828           1.043                       -
                                                               2002        0.866           0.828                       -
                                                               2001        0.912           0.866                       -
                                                               2000        1.004           0.912                       -
                                                               1999        1.000           1.004                       -

   Smith Barney International All Cap Growth
   Portfolio (12/99)                                           2004        0.739           0.860                       -
                                                               2003        0.587           0.739                       -
                                                               2002        0.800           0.587                       -
                                                               2001        1.177           0.800                       -
                                                               2000        1.563           1.177                       -
                                                               1999        1.000           1.563                       -

   Smith Barney Large Capitalization Growth
   Portfolio (10/99)                                           2004        0.970           0.961                       -
                                                               2003        0.666           0.970                       -
                                                               2002        0.896           0.666                       -
                                                               2001        1.037           0.896                       -
                                                               2000        1.128           1.037                       -
                                                               1999        1.000           1.128                       -

   Strategic Equity Portfolio (7/99)                           2004        0.770           0.838                       -
                                                               2003        0.588           0.770                       -
                                                               2002        0.897           0.588                       -
                                                               2001        1.048           0.897                       -
                                                               2000        1.298           1.048                       -
                                                               1999        1.000           1.298                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2004        1.253           1.453                       -
                                                               2003        1.000           1.253                       -

   Emerging Growth Portfolio - Class II Shares (5/01)          2004        0.680           0.717                       -
                                                               2003        0.542           0.680                       -
                                                               2002        0.815           0.542                       -
                                                               2001        1.000           0.815                       -



                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Enterprise Portfolio - Class II Shares (5/01)               2004        0.784           0.804                       -
                                                               2003        0.632           0.784                       -
                                                               2002        0.909           0.632                       -
                                                               2001        1.000           0.909                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.974           1.112                       -
                                                               2003        0.695           0.974                       -
                                                               2002        0.946           0.695                       -
                                                               2001        1.000           0.946                       -

Variable Insurance Products Fund II
   Asset Manager Portfolio - Service Class 2 (5/00)            2004        0.933           0.969                       -
                                                               2003        0.803           0.933                       -
                                                               2002        0.894           0.803                       -
                                                               2001        0.947           0.894                       -
                                                               2000        1.000           0.947                       -

   Contrafund(R) Portfolio - Service Class 2 (5/01)            2004        1.070           1.217                       -
                                                               2003        0.845           1.070                       -
                                                               2002        0.947           0.845                       -
                                                               2001        1.000           0.947                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.950           0.950                       -
                                                               2003        0.770           0.950                       -
                                                               2002        0.844           0.770                       -
                                                               2001        1.000           0.844                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.249           1.537                       -
                                                               2003        0.914           1.249                       -
                                                               2002        1.029           0.914                       -
                                                               2001        1.000           1.029                       -


                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 1.25% 33 FL

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (8/99)                     2004        1.213           1.233                       -
                                                               2003        1.152           1.213                       -
                                                               2002        1.106           1.152                       -
                                                               2001        1.049           1.106                       -
                                                               2000        0.996           1.049                       -
                                                               1999        1.000           0.996                       -

   U.S. Government Securities Portfolio (8/99)                 2004        1.277           1.334                       -
                                                               2003        1.263           1.277                       -
                                                               2002        1.129           1.263                       -
                                                               2001        1.084           1.129                       -
                                                               2000        0.962           1.084                       -
                                                               1999        1.000           0.962                       -


                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 1.25% 53 FL

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (8/99)                     2004        1.201           1.219                       -
                                                               2003        1.143           1.201                       -
                                                               2002        1.100           1.143                       -
                                                               2001        1.045           1.100                       -
                                                               2000        0.994           1.045                       -
                                                               1999        1.000           0.994                       -

   U.S. Government Securities Portfolio (8/99)                 2004        1.265           1.319                       -
                                                               2003        1.253           1.265                       -
                                                               2002        1.123           1.253                       -
                                                               2001        1.080           1.123                       -
                                                               2000        0.961           1.080                       -
                                                               1999        1.000           0.961                       -


                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 1.25% 83 FL

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (7/99)             2004        0.813           0.878                       -
                                                               2003        0.650           0.813                       -
                                                               2002        0.855           0.650                       -
                                                               2001        0.996           0.855                       -
                                                               2000        1.122           0.996                       -
                                                               1999        1.000           1.122                       -



                                      NOTES

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners

Variable Insurance Products Fund III: Dynamic Capital Appreciation Portfolio - Service Class 2 - is no longer available to new contract owners.

The Travelers Series Trust: Federated Stock Portfolio is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Salomon Brothers Variable Series Funds Inc.: Total Return Fund - Class I is no longer available to new contract holders.

Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Greenwich Street Series Fund: Fundamental Value Portfolio is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Strong Variable insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.

ANNUAL REPORT
DECEMBER 31, 2004

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                       FOR VARIABLE ANNUITIES


[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                                HIGH
                                           CAPITAL              YIELD              MANAGED              MONEY
                                        APPRECIATION            BOND                ASSETS             MARKET
                                            FUND                TRUST               TRUST             PORTFOLIO
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $  4,810,565        $  2,121,351        $  4,341,385        $  3,364,146

  Receivables:
    Dividends ................                    --                  --                  --               2,954
                                        ------------        ------------        ------------        ------------

      Total Assets ...........             4,810,565           2,121,351           4,341,385           3,367,100
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $  4,810,565        $  2,121,351        $  4,341,385        $  3,367,100
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            GLOBAL                                                   CITISTREET
                                            GROWTH              GROWTH           GROWTH-INCOME       DIVERSIFIED
                                            FUND -              FUND -               FUND -             BOND
                                            CLASS 2             CLASS 2             CLASS 2            FUND -
                                            SHARES              SHARES               SHARES            CLASS I
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $     12,946        $    100,249        $    155,837        $ 21,319,720

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........                12,946             100,249             155,837          21,319,720
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $     12,946        $    100,249        $    155,837        $ 21,319,720
                                        ============        ============        ============        ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                        DELAWARE
                        CITISTREET          CITISTREET            CREDIT            DELAWARE              VIP
   CITISTREET              LARGE               SMALL              SUISSE               VIP             SMALL CAP
  INTERNATIONAL           COMPANY             COMPANY             TRUST               REIT               VALUE
      STOCK                STOCK               STOCK             EMERGING           SERIES -            SERIES -
     FUND -               FUND -              FUND -             MARKETS            STANDARD            STANDARD
     CLASS I              CLASS I             CLASS I           PORTFOLIO             CLASS              CLASS
  -------------       ------------        ------------        ------------        ------------        ------------
  $  9,020,876        $ 13,309,989        $  7,371,219        $    160,509        $  1,656,131        $  1,282,274


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     9,020,876          13,309,989           7,371,219             160,509           1,656,131           1,282,274
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  9,020,876        $ 13,309,989        $  7,371,219        $    160,509        $  1,656,131        $  1,282,274
  ============        ============        ============        ============        ============        ============


                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               DREYFUS                                TEMPLETON
                                           DREYFUS               VIF                MUTUAL           DEVELOPING
                                             VIF             DEVELOPING             SHARES             MARKETS
                                        APPRECIATION           LEADERS            SECURITIES         SECURITIES
                                         PORTFOLIO -         PORTFOLIO -            FUND -             FUND -
                                           INITIAL             INITIAL             CLASS 2             CLASS 2
                                           SHARES              SHARES               SHARES             SHARES
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $    747,477        $  2,501,886        $    113,387        $     58,556

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........               747,477           2,501,886             113,387              58,556
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $    747,477        $  2,501,886        $    113,387        $     58,556
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    TEMPLETON           TEMPLETON
     FOREIGN             GROWTH                                   EQUITY
   SECURITIES          SECURITIES                                 INDEX                                 BALANCED
     FUND -              FUND -                                PORTFOLIO -         FUNDAMENTAL        PORTFOLIO -
     CLASS 2             CLASS 2          APPRECIATION           CLASS II             VALUE             SERVICE
     SHARES              SHARES             PORTFOLIO             SHARES            PORTFOLIO            SHARES
  ------------        ------------        ------------        ------------        ------------        ------------
  $     91,341        $    361,585        $  1,787,113        $  5,771,250        $  2,622,131        $    442,600


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        91,341             361,585           1,787,113           5,771,250           2,622,131             442,600
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $     91,341        $    361,585        $  1,787,113        $  5,771,250        $  2,622,131        $    442,600
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           MID CAP            WORLDWIDE
                                           GROWTH              GROWTH               LAZARD              GROWTH
                                         PORTFOLIO -         PORTFOLIO -          RETIREMENT             AND
                                           SERVICE             SERVICE            SMALL CAP            INCOME
                                           SHARES              SHARES             PORTFOLIO           PORTFOLIO
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $    160,922        $    457,511        $      5,099        $     91,339

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........               160,922             457,511               5,099              91,339
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $    160,922        $    457,511        $      5,099        $     91,339
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                  PUTNAM             PUTNAM              PUTNAM
                                                                    VT                 VT                  VT
                       OPPENHEIMER            TOTAL             DISCOVERY         INTERNATIONAL        SMALL CAP
                       MAIN STREET           RETURN               GROWTH             EQUITY              VALUE
     MID-CAP            FUND/VA -          PORTFOLIO -            FUND -             FUND -              FUND -
      VALUE              SERVICE         ADMINISTRATIVE          CLASS IB           CLASS IB            CLASS IB
    PORTFOLIO            SHARES               CLASS               SHARES             SHARES              SHARES
  ------------        ------------       --------------       ------------        -------------       ------------
  $     44,671        $     45,310        $  2,959,142        $      2,220        $    175,803        $    990,479


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        44,671              45,310           2,959,142               2,220             175,803             990,479
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $     44,671        $     45,310        $  2,959,142        $      2,220        $    175,803        $    990,479
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                  SMALL CAP             TOTAL
                                           ALL CAP            INVESTORS             GROWTH             RETURN
                                           FUND -              FUND -               FUND -             FUND -
                                           CLASS I             CLASS I             CLASS I             CLASS I
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $  1,204,854        $    310,550        $    424,522        $    137,608

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........             1,204,854             310,550             424,522             137,608
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $  1,204,854        $    310,550        $    424,522        $    137,608
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                          SMITH
                         BARNEY
      SMITH              PREMIER
     BARNEY            SELECTIONS            STRONG                                DISCIPLINED
    DIVIDEND             ALL CAP            MULTI CAP          CONVERTIBLE           MID CAP             EQUITY
    STRATEGY             GROWTH               VALUE             SECURITIES            STOCK              INCOME
    PORTFOLIO           PORTFOLIO            FUND II            PORTFOLIO           PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $     93,686        $     51,198        $    160,615        $     45,784        $  1,596,147        $  7,954,560


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        93,686              51,198             160,615              45,784           1,596,147           7,954,560
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $     93,686        $     51,198        $    160,615        $     45,784        $  1,596,147        $  7,954,560
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                       MERRILL
                                                                                    LAZARD              LYNCH
                                          FEDERATED                             INTERNATIONAL         LARGE CAP
                                            STOCK             LARGE CAP             STOCK               CORE
                                          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $    187,550        $  2,224,774        $    818,556        $     64,971

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........               187,550           2,224,774             818,556              64,971
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $    187,550        $  2,224,774        $    818,556        $     64,971
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

       MFS                 MFS                                                       SOCIAL             TRAVELERS
    EMERGING             MID CAP               MFS               PIONEER            AWARENESS            QUALITY
     GROWTH              GROWTH               VALUE                FUND               STOCK                BOND
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $     46,958        $    891,329        $     95,665        $    300,403        $    473,080        $  2,360,350


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        46,958             891,329              95,665             300,403             473,080           2,360,350
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $     46,958        $    891,329        $     95,665        $    300,403        $    473,080        $  2,360,350
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            U.S.                 AIM                 MFS               PIONEER
                                         GOVERNMENT            CAPITAL              TOTAL             STRATEGIC
                                         SECURITIES         APPRECIATION            RETURN             INCOME
                                          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $  5,029,520        $     43,496        $  5,131,682        $    406,178

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........             5,029,520              43,496           5,131,682             406,178
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $  5,029,520        $     43,496        $  5,131,682        $    406,178
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

       SB
   ADJUSTABLE                                                     SMITH               SMITH
      RATE                SMITH               SMITH               BARNEY             BARNEY
     INCOME              BARNEY              BARNEY           INTERNATIONAL           LARGE
   PORTFOLIO -         AGGRESSIVE             HIGH               ALL CAP         CAPITALIZATION         STRATEGIC
     CLASS I             GROWTH              INCOME               GROWTH             GROWTH               EQUITY
     SHARES             PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
  ------------        ------------        ------------        -------------      --------------       ------------
  $     86,933        $  3,746,362        $    272,218        $    559,247        $  1,228,614        $  1,658,533


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        86,933           3,746,362             272,218             559,247           1,228,614           1,658,533
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $     86,933        $  3,746,362        $    272,218        $    559,247        $  1,228,614        $  1,658,533
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                        SMITH
                                                              EMERGING                                 BARNEY
                                          COMSTOCK             GROWTH             ENTERPRISE          SMALL CAP
                                         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -           GROWTH
                                          CLASS II            CLASS II             CLASS II         OPPORTUNITIES
                                           SHARES              SHARES               SHARES            PORTFOLIO
                                        ------------        ------------        ------------        -------------
ASSETS:
  Investments at market value:          $     86,199        $     81,943        $      1,635        $     73,972

  Receivables:
    Dividends ................                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

      Total Assets ...........                86,199              81,943               1,635              73,972
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                    --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $     86,199        $     81,943        $      1,635        $     73,972
                                        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              DYNAMIC
      ASSET                                   CAPITAL
     MANAGER           CONTRAFUND(R)        APPRECIATION             MID CAP
   PORTFOLIO -          PORTFOLIO -         PORTFOLIO -           PORTFOLIO -
     SERVICE              SERVICE             SERVICE               SERVICE
     CLASS 2              CLASS 2             CLASS 2               CLASS 2             COMBINED
  ------------         -------------        ------------         ------------         ------------
  $  3,287,350         $  2,893,282         $    208,712         $  2,303,658         $134,999,713


            --                   --                   --                   --                2,954
  ------------         ------------         ------------         ------------         ------------

     3,287,350            2,893,282              208,712            2,303,658          135,002,667
  ------------         ------------         ------------         ------------         ------------




            --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------

  $  3,287,350         $  2,893,282         $    208,712         $  2,303,658         $135,002,667
  ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                 HIGH
                                                           CAPITAL               YIELD             MANAGED             MONEY
                                                         APPRECIATION            BOND              ASSETS              MARKET
                                                             FUND                TRUST              TRUST            PORTFOLIO
                                                         ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --        $    139,071       $     98,695        $     36,407
                                                         ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                46,621              22,091             49,546              44,583
                                                         ------------        ------------       ------------        ------------

      Net investment income (loss) ............               (46,621)            116,980             49,149              (8,176)
                                                         ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --               1,229             35,787                  --
    Realized gain (loss) on sale of investments                51,255              14,574             (4,130)                 --
                                                         ------------        ------------       ------------        ------------

      Realized gain (loss) ....................                51,255              15,803             31,657                  --
                                                         ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................               722,394               7,771            239,787                  --
                                                         ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $    727,028        $    140,554       $    320,593        $     (8,176)
                                                         ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     AIM V.I.            GLOBAL                                                    CITISTREET          CITISTREET
     PREMIER             GROWTH              GROWTH           GROWTH-INCOME        DIVERSIFIED       INTERNATIONAL
     EQUITY              FUND -              FUND -               FUND -              BOND               STOCK
     FUND -              CLASS 2             CLASS 2             CLASS 2             FUND -              FUND -
    SERIES I             SHARES              SHARES               SHARES             CLASS I            CLASS I
  ------------        ------------        ------------        -------------       ------------       -------------
  $         --        $         38        $        103        $      1,041        $    626,921       $    103,023
  ------------        ------------        ------------        ------------        ------------       ------------


           186                  78                 320                 509             217,099             88,864
  ------------        ------------        ------------        ------------        ------------       ------------

          (186)                (40)               (217)                532             409,822             14,159
  ------------        ------------        ------------        ------------        ------------       ------------



            --                  --                  --                  --                  --                 --
         1,161                   2                  12                 (20)             26,621             78,456
  ------------        ------------        ------------        ------------        ------------       ------------

         1,161                   2                  12                 (20)             26,621             78,456
  ------------        ------------        ------------        ------------        ------------       ------------


          (662)              1,358               8,390               7,682             161,984            935,608
  ------------        ------------        ------------        ------------        ------------       ------------



  $        313        $      1,320        $      8,185        $      8,194        $    598,427       $  1,028,223
  ============        ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          CITISTREET          CITISTREET           CREDIT
                                                            LARGE                SMALL             SUISSE             DELAWARE
                                                           COMPANY              COMPANY             TRUST             VIP REIT
                                                            STOCK                STOCK            EMERGING            SERIES -
                                                            FUND -              FUND -             MARKETS            STANDARD
                                                           CLASS I              CLASS I           PORTFOLIO            CLASS
                                                         ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................          $     94,176        $      6,779       $        403        $     22,819
                                                         ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................               130,659              72,198              1,639              14,749
                                                         ------------        ------------       ------------        ------------

      Net investment income (loss) ............               (36,483)            (65,419)            (1,236)              8,070
                                                         ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                 --              23,644
    Realized gain (loss) on sale of investments                47,832              84,485             12,998              48,882
                                                         ------------        ------------       ------------        ------------

      Realized gain (loss) ....................                47,832              84,485             12,998              72,526
                                                         ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             1,010,951             809,131             19,712             260,135
                                                         ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $  1,022,300        $    828,197       $     31,474        $    340,731
                                                         ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    DELAWARE                                 DREYFUS                                TEMPLETON
       VIP                DREYFUS              VIF                MUTUAL           DEVELOPING         TEMPLETON
    SMALL CAP               VIF            DEVELOPING             SHARES             MARKETS           FOREIGN
      VALUE            APPRECIATION          LEADERS            SECURITIES         SECURITIES         SECURITIES
    SERIES -            PORTFOLIO -        PORTFOLIO -            FUND -             FUND -             FUND -
    STANDARD              INITIAL            INITIAL             CLASS 2             CLASS 2           CLASS 2
      CLASS               SHARES             SHARES               SHARES             SHARES             SHARES
  ------------        -------------       ------------        ------------        ------------       ------------
  $      2,039        $     12,314        $      4,822        $        692        $         19       $         22
  ------------        ------------        ------------        ------------        ------------       ------------


        12,969               8,078              28,259               1,054                 215                115
  ------------        ------------        ------------        ------------        ------------       ------------

       (10,930)              4,236             (23,437)               (362)               (196)               (93)
  ------------        ------------        ------------        ------------        ------------       ------------



        20,350                  --                  --                  --                  --                 --
        15,416              (1,980)             29,052               1,970                  21                  3
  ------------        ------------        ------------        ------------        ------------       ------------

        35,766              (1,980)             29,052               1,970                  21                  3
  ------------        ------------        ------------        ------------        ------------       ------------


       174,967              25,514             214,519               7,837               9,465              4,643
  ------------        ------------        ------------        ------------        ------------       ------------



  $    199,803        $     27,770        $    220,134        $      9,445        $      9,290       $      4,553
  ============        ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          TEMPLETON
                                                            GROWTH                                 EQUITY
                                                          SECURITIES                                INDEX
                                                            FUND -                               PORTFOLIO -        FUNDAMENTAL
                                                           CLASS 2           APPRECIATION         CLASS II             VALUE
                                                            SHARES             PORTFOLIO           SHARES            PORTFOLIO
                                                         ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................          $        556        $     19,187       $     74,610        $     16,694
                                                         ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                   948              20,697             60,821              29,441
                                                         ------------        ------------       ------------        ------------

      Net investment income (loss) ............                  (392)             (1,510)            13,789             (12,747)
                                                         ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                 --              58,979
    Realized gain (loss) on sale of investments                   538              29,489             46,283              36,498
                                                         ------------        ------------       ------------        ------------

      Realized gain (loss) ....................                   538              29,489             46,283              95,477
                                                         ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................                23,467              93,951            397,530              75,568
                                                         ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $     23,613        $    121,930       $    457,602        $    158,298
                                                         ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         MID CAP            WORLDWIDE
    BALANCED             GROWTH              GROWTH               LAZARD             GROWTH
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -          RETIREMENT             AND              MID-CAP
     SERVICE             SERVICE             SERVICE            SMALL CAP            INCOME              VALUE
     SHARES              SHARES              SHARES             PORTFOLIO           PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------       ------------
  $      9,647        $         --        $      4,228        $         --        $        721       $         71
  ------------        ------------        ------------        ------------        ------------       ------------


         5,478               1,373               5,753                  19                 116                109
  ------------        ------------        ------------        ------------        ------------       ------------

         4,169              (1,373)             (1,525)                (19)                605                (38)
  ------------        ------------        ------------        ------------        ------------       ------------



            --                  --                  --                  --                 733                360
         6,444               1,626             (13,287)                  1                   3                  6
  ------------        ------------        ------------        ------------        ------------       ------------

         6,444               1,626             (13,287)                  1                 736                366
  ------------        ------------        ------------        ------------        ------------       ------------


        18,636              23,817              26,516                 617               2,262              3,397
  ------------        ------------        ------------        ------------        ------------       ------------



  $     29,249        $     24,070        $     11,704        $        599        $      3,603       $      3,725
  ============        ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          OPPENHEIMER                             PUTNAM VT           PUTNAM VT
                                                              MAIN               TOTAL            DISCOVERY         INTERNATIONAL
                                                             STREET             RETURN             GROWTH               EQUITY
                                                           FUND/VA -          PORTFOLIO -          FUND -               FUND -
                                                            SERVICE         ADMINISTRATIVE        CLASS IB             CLASS IB
                                                             SHARES              CLASS             SHARES               SHARES
                                                         ------------       --------------      ------------        -------------
INVESTMENT INCOME:
  Dividends ...................................          $         --        $     59,673       $         --        $      2,412
                                                         ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                   215              39,328                 24               1,947
                                                         ------------        ------------       ------------        ------------

      Net investment income (loss) ............                  (215)             20,345                (24)                465
                                                         ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --              42,499                 --                  --
    Realized gain (loss) on sale of investments                     4              19,276                  1               4,490
                                                         ------------        ------------       ------------        ------------

      Realized gain (loss) ....................                     4              61,775                  1               4,490
                                                         ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................                 3,370              29,351                155              17,867
                                                         ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $      3,159        $    111,471       $        132        $     22,822
                                                         ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    PUTNAM VT
    SMALL CAP                                                                                            SMITH
      VALUE                                                     SMALL CAP             TOTAL              BARNEY
     FUND -              ALL CAP            INVESTORS             GROWTH             RETURN             DIVIDEND
    CLASS IB             FUND -              FUND -               FUND -             FUND -             STRATEGY
     SHARES              CLASS I             CLASS I             CLASS I             CLASS I           PORTFOLIO
  ------------        ------------        ------------        ------------        ------------       ------------
  $      1,853        $      6,261        $      4,370        $         --        $      2,458       $        873
  ------------        ------------        ------------        ------------        ------------       ------------


         8,158              13,515               3,367               4,619               1,307              1,105
  ------------        ------------        ------------        ------------        ------------       ------------

        (6,305)             (7,254)              1,003              (4,619)              1,151               (232)
  ------------        ------------        ------------        ------------        ------------       ------------



            --                  --                  --                  --               2,434                 --
        15,874              12,374               6,454               9,545                  68                113
  ------------        ------------        ------------        ------------        ------------       ------------

        15,874              12,374               6,454               9,545               2,502                113
  ------------        ------------        ------------        ------------        ------------       ------------


       162,342              68,759              18,414              43,301               4,044              1,959
  ------------        ------------        ------------        ------------        ------------       ------------



  $    171,911        $     73,879        $     25,871        $     48,227        $      7,697       $      1,840
  ============        ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            SMITH
                                                            BARNEY
                                                           PREMIER
                                                          SELECTIONS            STRONG                               DISCIPLINED
                                                           ALL CAP             MULTI CAP         CONVERTIBLE           MID CAP
                                                            GROWTH               VALUE           SECURITIES             STOCK
                                                          PORTFOLIO             FUND II           PORTFOLIO           PORTFOLIO
                                                         ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --        $         --       $        914        $      4,136
                                                         ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                   606               1,807                 92              16,866
                                                         ------------        ------------       ------------        ------------

      Net investment income (loss) ............                  (606)             (1,807)               822             (12,730)
                                                         ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                 --              43,357
    Realized gain (loss) on sale of investments                   (48)              5,015                  1              26,216
                                                         ------------        ------------       ------------        ------------

      Realized gain (loss) ....................                   (48)              5,015                  1              69,573
                                                         ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................                 1,392              18,615                511             147,458
                                                         ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $        738        $     21,823       $      1,334        $    204,301
                                                         ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                     MERRILL
                                                                  LAZARD              LYNCH               MFS
     EQUITY            FEDERATED                              INTERNATIONAL         LARGE CAP           EMERGING
     INCOME              STOCK              LARGE CAP             STOCK               CORE               GROWTH
    PORTFOLIO          PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------       ------------
  $     99,745        $      2,597        $     17,512        $     11,757        $        338       $         --
  ------------        ------------        ------------        ------------        ------------       ------------


        81,905               2,050              25,629               8,276                 793                402
  ------------        ------------        ------------        ------------        ------------       ------------

        17,840                 547              (8,117)              3,481                (455)              (402)
  ------------        ------------        ------------        ------------        ------------       ------------



       340,724                  --                  --                  --                  --                 --
        95,128                 767             (49,024)             11,277                 802                 14
  ------------        ------------        ------------        ------------        ------------       ------------

       435,852                 767             (49,024)             11,277                 802                 14
  ------------        ------------        ------------        ------------        ------------       ------------


       183,680              14,317             171,906              84,620               7,097              4,642
  ------------        ------------        ------------        ------------        ------------       ------------



  $    637,372        $     15,631        $    114,765        $     99,378        $      7,444       $      4,254
  ============        ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                              MFS                                                       SOCIAL
                                                            MID CAP               MFS              PIONEER            AWARENESS
                                                             GROWTH              VALUE              FUND                STOCK
                                                           PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                         ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --        $      1,032       $      2,607        $      3,382
                                                         ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                 9,954                 385              3,505               5,396
                                                         ------------        ------------       ------------        ------------

      Net investment income (loss) ............                (9,954)                647               (898)             (2,014)
                                                         ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                 791                 --                  --
    Realized gain (loss) on sale of investments              (105,130)                303             (9,070)              1,755
                                                         ------------        ------------       ------------        ------------

      Realized gain (loss) ....................              (105,130)              1,094             (9,070)              1,755
                                                         ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................               208,647               8,561             38,312              21,639
                                                         ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $     93,563        $     10,302       $     28,344        $     21,380
                                                         ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                           SB
                                                                                                      ADJUSTABLE
                                                                                                         RATE
    TRAVELERS             U.S.                 AIM                 MFS               PIONEER            INCOME
     QUALITY           GOVERNMENT            CAPITAL              TOTAL             STRATEGIC        PORTFOLIO -
      BOND             SECURITIES         APPRECIATION            RETURN             INCOME            CLASS I
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           SHARES
  ------------        ------------        ------------        ------------        ------------       ------------
  $    111,542        $    227,980        $         57        $    131,339        $     26,516       $        919
  ------------        ------------        ------------        ------------        ------------       ------------


        27,359              64,165                 479              53,149               4,587                573
  ------------        ------------        ------------        ------------        ------------       ------------

        84,183             163,815                (422)             78,190              21,929                346
  ------------        ------------        ------------        ------------        ------------       ------------



            --               9,869                  --             133,941                  --                 --
         1,353             (30,229)              2,272              36,512               1,031                  3
  ------------        ------------        ------------        ------------        ------------       ------------

         1,353             (20,360)              2,272             170,453               1,031                  3
  ------------        ------------        ------------        ------------        ------------       ------------


       (40,656)            114,051                 653             209,225              11,767                (84)
  ------------        ------------        ------------        ------------        ------------       ------------



  $     44,880        $    257,506        $      2,503        $    457,868        $     34,727       $        265
  ============        ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                    SMITH              SMITH
                                                             SMITH               SMITH             BARNEY              BARNEY
                                                             BARNEY             BARNEY          INTERNATIONAL          LARGE
                                                           AGGRESSIVE            HIGH              ALL CAP         CAPITALIZATION
                                                             GROWTH             INCOME             GROWTH              GROWTH
                                                           PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                         ------------        ------------       -------------      --------------
INVESTMENT INCOME:
  Dividends ...................................          $         --        $     21,756       $      4,832        $      4,389
                                                         ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                36,387               2,603              7,061              13,447
                                                         ------------        ------------       ------------        ------------

      Net investment income (loss) ............               (36,387)             19,153             (2,229)             (9,058)
                                                         ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                13,823                  --                 --                  --
    Realized gain (loss) on sale of investments                12,574                 655             29,259              (1,274)
                                                         ------------        ------------       ------------        ------------

      Realized gain (loss) ....................                26,397                 655             29,259              (1,274)
                                                         ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................               287,283               1,527             39,874              (1,876)
                                                         ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $    277,293        $     21,335       $     66,904        $    (12,208)
                                                         ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                      SMITH
                                            EMERGING                                 BARNEY             ASSET
                        COMSTOCK             GROWTH             ENTERPRISE          SMALL CAP          MANAGER
    STRATEGIC          PORTFOLIO -         PORTFOLIO -         PORTFOLIO -           GROWTH          PORTFOLIO -
     EQUITY             CLASS II            CLASS II             CLASS II         OPPORTUNITIES        SERVICE
    PORTFOLIO            SHARES              SHARES               SHARES            PORTFOLIO          CLASS 2
  ------------        ------------        ------------        ------------        -------------      ------------
  $     22,357        $         10        $         --        $          2        $         50       $     65,209
  ------------        ------------        ------------        ------------        ------------       ------------


        19,746                 221                 674                  12                 495             36,583
  ------------        ------------        ------------        ------------        ------------       ------------

         2,611                (211)               (674)                (10)               (445)            28,626
  ------------        ------------        ------------        ------------        ------------       ------------



            --                  --                  --                  --               1,560                 --
        39,460                  10               2,019                  --               4,528             11,201
  ------------        ------------        ------------        ------------        ------------       ------------

        39,460                  10               2,019                  --               6,088             11,201
  ------------        ------------        ------------        ------------        ------------       ------------


        92,337               5,192               5,036                  58               1,719             78,269
  ------------        ------------        ------------        ------------        ------------       ------------



  $    134,408        $      4,991        $      6,381        $         48        $      7,362       $    118,096
  ============        ============        ============        ============        ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               DYNAMIC
                                                                               CAPITAL
                                                         CONTRAFUND(R)       APPRECIATION           MID CAP
                                                         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                           SERVICE             SERVICE             SERVICE
                                                           CLASS 2             CLASS 2             CLASS 2            COMBINED
                                                         -------------       ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................          $      3,553        $         --       $         --        $  2,117,529
                                                         ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                26,875               2,747             20,093           1,413,094
                                                         ------------        ------------       ------------        ------------

      Net investment income (loss) ............               (23,322)             (2,747)           (20,093)            704,435
                                                         ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                 --             730,080
    Realized gain (loss) on sale of investments               113,288               2,037             40,675             825,790
                                                         ------------        ------------       ------------        ------------

      Realized gain (loss) ....................               113,288               2,037             40,675           1,555,870
                                                         ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................               238,216              (4,625)           381,950           7,967,822
                                                         ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $    328,182        $     (5,335)      $    402,532        $ 10,228,127
                                                         ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                               CAPITAL APPRECIATION FUND      HIGH YIELD BOND TRUST        MANAGED ASSETS TRUST
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $    (46,621) $    (29,164) $    116,980  $     87,661  $     49,149  $     46,923
  Realized gain (loss) ......................        51,255       (36,167)       15,803        18,104        31,657       (32,717)
  Change in unrealized gain (loss)
    on investments ..........................       722,394       631,850         7,771       194,414       239,787       508,819
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............       727,028       566,519       140,554       300,179       320,593       523,025
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............     1,279,843     1,088,489       249,356       548,458       820,009       715,715
  Participant transfers from other
    funding options .........................        40,707       101,205       352,087       209,508       206,058       139,679
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................      (251,669)     (156,778)      (29,295)      (27,831)     (198,518)      (72,477)
  Participant transfers to other
    funding options .........................      (165,418)     (422,362)     (108,413)     (204,457)     (283,539)      (12,741)
  Other payments to participants ............        (8,560)           --            --            --       (20,996)           --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       894,903       610,554       463,735       525,678       523,014       770,176
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...     1,621,931     1,177,073       604,289       825,857       843,607     1,293,201


NET ASSETS:
    Beginning of year .......................     3,188,634     2,011,561     1,517,062       691,205     3,497,778     2,204,577
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $  4,810,565  $  3,188,634  $  2,121,351  $  1,517,062  $  4,341,385  $  3,497,778
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                    AIM V.I.
                                                                              PREMIER EQUITY FUND -           GLOBAL GROWTH
                                                  MONEY MARKET PORTFOLIO             SERIES I             FUND - CLASS 2 SHARES
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $     (8,176) $    (19,531) $       (186) $       (156) $        (40) $         --
  Realized gain (loss) ......................            --            --         1,161           (34)            2            --
  Change in unrealized gain (loss)
    on investments ..........................            --            --          (662)        3,777         1,358            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............        (8,176)      (19,531)          313         3,587         1,320            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............       522,095     1,324,645             2        (2,179)        5,131            --
  Participant transfers from other
    funding options .........................       596,788     2,978,724            --            --         6,495            --
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................      (684,637)     (214,903)           --            --            --            --
  Participant transfers to other
    funding options .........................    (1,248,109)   (3,748,050)      (17,388)           --            --            --
  Other payments to participants ............         3,917            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      (809,946)      340,416       (17,386)       (2,179)       11,626            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...      (818,122)      320,885       (17,073)        1,408        12,946            --


NET ASSETS:
    Beginning of year .......................     4,185,222     3,864,337        17,073        15,665            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $  3,367,100  $  4,185,222  $         --  $     17,073  $     12,946  $         --
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                       CITISTREET
        GROWTH FUND -                 GROWTH-INCOME              CITISTREET DIVERSIFIED           INTERNATIONAL STOCK
       CLASS 2 SHARES             FUND - CLASS 2 SHARES           BOND FUND - CLASS I                FUND - CLASS I
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$       (217)   $         --   $        532    $         --   $    409,822    $    371,960    $     14,159    $    (16,809)
          12              --            (20)             --         26,621          70,167          78,456         (32,895)

       8,390              --          7,682              --        161,984          59,448         935,608       1,321,584
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


       8,185              --          8,194              --        598,427         501,575       1,028,223       1,271,880
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      57,064              --        105,138              --      6,950,348       4,157,996       2,847,470       1,634,627

      35,000              --         45,008              --      1,577,184         325,949         185,864         297,598
          --              --             --              --       (105,068)        (63,103)        (41,664)        (22,606)
          --              --         (2,503)             --       (948,820)       (425,980)       (399,121)       (127,856)

          --              --             --              --       (414,909)     (1,055,347)       (588,054)       (296,425)
          --              --             --              --        (17,573)        (46,589)        (20,252)        (24,087)
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      92,064              --        147,643              --      7,041,162       2,892,926       1,984,243       1,461,251
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     100,249              --        155,837              --      7,639,589       3,394,501       3,012,466       2,733,131



          --              --             --              --     13,680,131      10,285,630       6,008,410       3,275,279
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    100,249    $         --   $    155,837    $         --   $ 21,319,720    $ 13,680,131    $  9,020,876    $  6,008,410
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                        CITISTREET                 CITISTREET                  CREDIT SUISSE
                                                       LARGE COMPANY              SMALL COMPANY               TRUST EMERGING
                                                   STOCK FUND - CLASS I       STOCK FUND - CLASS I           MARKETS PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $    (36,483) $    (30,242) $    (65,419) $    (33,955) $     (1,236) $     (1,073)
  Realized gain (loss) ......................        47,832       (12,460)       84,485         3,564        12,998       (11,283)
  Change in unrealized gain (loss)
    on investments ..........................     1,010,951     1,600,586       809,131     1,188,030        19,712        43,650
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............     1,022,300     1,557,884       828,197     1,157,639        31,474        31,294
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............     4,531,692     2,508,050     2,298,205     1,549,131             3        12,146
  Participant transfers from other
    funding options .........................       315,575       465,880       186,489       433,212        97,350       622,519
  Administrative and asset allocation charges       (64,151)      (33,954)      (29,058)      (14,294)           --            --
  Contract surrenders .......................      (567,348)     (170,651)     (299,219)      (95,814)           --       (11,187)
  Participant transfers to other
    funding options .........................      (338,103)     (189,515)     (392,659)      (80,789)     (103,698)     (608,968)
  Other payments to participants ............       (22,855)      (31,345)       (8,924)      (10,112)           --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     3,854,810     2,548,465     1,754,834     1,781,334        (6,345)       14,510
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...     4,877,110     4,106,349     2,583,031     2,938,973        25,129        45,804


NET ASSETS:
    Beginning of year .......................     8,432,879     4,326,530     4,788,188     1,849,215       135,380        89,576
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $ 13,309,989  $  8,432,879  $  7,371,219  $  4,788,188  $    160,509  $    135,380
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        DELAWARE VIP                   DELAWARE VIP                   DREYFUS VIF                     DREYFUS VIF
        REIT SERIES -                SMALL CAP VALUE            APPRECIATION PORTFOLIO -           DEVELOPING LEADERS
       STANDARD CLASS             SERIES - STANDARD CLASS            INITIAL SHARES            PORTFOLIO - INITIAL SHARES
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$      8,070    $      5,076   $    (10,930)   $     (4,890)  $      4,236    $      1,275    $    (23,437)   $    (17,185)
      72,526          11,749         35,766           3,960         (1,980)        (15,506)         29,052         (75,932)

     260,135         178,727        174,967         202,765         25,514         115,494         214,519         511,513
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     340,731         195,552        199,803         201,835         27,770         101,263         220,134         418,396
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     320,230         361,176        139,544         236,906        205,602          17,384         427,054         610,091

     280,418          95,827        113,168         116,140          9,993          58,126          81,887         539,287
          --              --             --              --             --              --              --              --
     (59,210)         (7,758)       (29,623)         (7,373)       (69,666)        (39,793)       (108,903)        (22,332)

    (226,298)        (47,000)       (36,042)        (13,678)       (34,913)        (19,368)       (136,791)       (491,025)
          --              --             --              --         (1,113)         (1,077)             --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     315,140         402,245        187,047         331,995        109,903          15,272         263,247         636,021
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     655,871         597,797        386,850         533,830        137,673         116,535         483,381       1,054,417



   1,000,260         402,463        895,424         361,594        609,804         493,269       2,018,505         964,088
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$  1,656,131    $  1,000,260   $  1,282,274    $    895,424   $    747,477    $    609,804    $  2,501,886    $  2,018,505
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                    TEMPLETON
                                                      MUTUAL SHARES            DEVELOPING MARKETS           TEMPLETON FOREIGN
                                                    SECURITIES FUND -           SECURITIES FUND -           SECURITIES FUND -
                                                      CLASS 2 SHARES              CLASS 2 SHARES             CLASS 2 SHARES
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $       (362) $       (121) $       (196) $         --  $        (93) $         --
  Realized gain (loss) ......................         1,970             6            21            --             3            --
  Change in unrealized gain (loss)
    on investments ..........................         7,837         3,674         9,465            --         4,643            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............         9,445         3,559         9,290            --         4,553            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        68,007        31,139        13,750            --        73,941            --
  Participant transfers from other
    funding options .........................        12,276        15,258        35,516            --        12,847            --
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................        (2,443)           --            --            --            --            --
  Participant transfers to other
    funding options .........................       (23,854)           --            --            --            --            --
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......        53,986        46,397        49,266            --        86,788            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        63,431        49,956        58,556            --        91,341            --


NET ASSETS:
    Beginning of year .......................        49,956            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    113,387  $     49,956  $     58,556  $         --  $     91,341  $         --
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      TEMPLETON GROWTH                                               EQUITY INDEX
      SECURITIES FUND -                                               PORTFOLIO -                   FUNDAMENTAL VALUE
       CLASS 2 SHARES             APPRECIATION PORTFOLIO            CLASS II SHARES                     PORTFOLIO
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$       (392)   $         --   $     (1,510)   $     (5,699)  $     13,789    $     (1,216)   $    (12,747)   $     (5,145)
         538              --         29,489           6,295         46,283         (43,584)         95,477           8,322

      23,467              --         93,951         278,490        397,530         835,986          75,568         440,058
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      23,613              --        121,930         279,086        457,602         791,186         158,298         443,235
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     306,561              --        204,380         614,241      1,443,948       1,647,885         512,400         581,277

      45,927              --         34,007          64,484        105,816          79,849         158,136         322,472
          --              --             --              --             --              --              --              --
      (2,382)             --       (107,936)        (11,936)      (324,889)       (104,895)        (63,373)        (42,505)

     (12,134)             --        (52,553)        (40,996)       (94,607)       (228,915)       (121,663)        (21,522)
          --              --             --              --         (3,283)         (3,081)             --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     337,972              --         77,898         625,793      1,126,985       1,390,843         485,500         839,722
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     361,585              --        199,828         904,879      1,584,587       2,182,029         643,798       1,282,957



          --              --      1,587,285         682,406      4,186,663       2,004,634       1,978,333         695,376
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    361,585    $         --   $  1,787,113    $  1,587,285   $  5,771,250    $  4,186,663    $  2,622,131    $  1,978,333
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                      MID CAP                    WORLDWIDE
                                                   BALANCED PORTFOLIO -         GROWTH PORTFOLIO -          GROWTH PORTFOLIO -
                                                      SERVICE SHARES              SERVICE SHARES              SERVICE SHARES
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $      4,169  $      2,752  $     (1,373) $       (730) $     (1,525) $     (1,437)
  Realized gain (loss) ......................         6,444         2,838         1,626            95       (13,287)      (14,387)
  Change in unrealized gain (loss)
    on investments ..........................        18,636        43,461        23,817        19,327        26,516        98,269
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............        29,249        49,051        24,070        18,692        11,704        82,445
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        33,405       203,929        42,992        25,725        19,629        36,417
  Participant transfers from other
    funding options .........................            --        29,609            --        34,666        33,286         2,839
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................       (21,807)           --          (999)         (163)      (28,740)           --
  Participant transfers to other
    funding options .........................       (37,875)      (36,439)       (4,311)           --       (26,181)      (13,120)
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       (26,277)      197,099        37,682        60,228        (2,006)       26,136
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...         2,972       246,150        61,752        78,920         9,698       108,581


NET ASSETS:
    Beginning of year .......................       439,628       193,478        99,170        20,250       447,813       339,232
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    442,600  $    439,628  $    160,922  $     99,170  $    457,511  $    447,813
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                       OPPENHEIMER
      LAZARD RETIREMENT                 GROWTH AND                   MID-CAP VALUE                MAIN STREET FUND/VA -
     SMALL CAP PORTFOLIO             INCOME PORTFOLIO                  PORTFOLIO                      SERVICE SHARES
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$        (19)   $         --   $        605    $         --   $        (38)   $         --    $       (215)   $         --
           1              --            736              --            366              --               4              --

         617              --          2,262              --          3,397              --           3,370              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


         599              --          3,603              --          3,725              --           3,159              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


       2,000              --         87,736              --         29,196              --          27,151              --

       2,500              --             --              --         11,750              --          15,000              --
          --              --             --              --             --              --              --              --
          --              --             --              --             --              --              --              --

          --              --             --              --             --              --              --              --
          --              --             --              --             --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


       4,500              --         87,736              --         40,946              --          42,151              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

       5,099              --         91,339              --         44,671              --          45,310              --



          --              --             --              --             --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$      5,099    $         --   $     91,339    $         --   $     44,671    $         --    $     45,310    $         --
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                       TOTAL RETURN                 PUTNAM VT                   PUTNAM VT
                                                       PORTFOLIO -              DISCOVERY GROWTH          INTERNATIONAL EQUITY
                                                   ADMINISTRATIVE CLASS      FUND - CLASS IB SHARES       FUND - CLASS IB SHARES
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $     20,345  $     44,594  $        (24) $        (33) $        465  $       (713)
  Realized gain (loss) ......................        61,775        29,479             1           259         4,490          (192)
  Change in unrealized gain (loss)
    on investments ..........................        29,351        21,135           155           551        17,867        29,381
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............       111,471        95,208           132           777        22,822        28,476
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............       353,049     1,676,143            --            --        15,661        81,697
  Participant transfers from other
    funding options .........................        41,365        55,499            --         4,807        23,401            --
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................      (337,098)      (43,480)           --            --        (8,186)      (16,472)
  Participant transfers to other
    funding options .........................      (496,583)     (129,046)           --        (4,061)      (21,243)      (29,411)
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      (439,267)    1,559,116            --           746         9,633        35,814
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...      (327,796)    1,654,324           132         1,523        32,455        64,290


NET ASSETS:
    Beginning of year .......................     3,286,938     1,632,614         2,087           564       143,348        79,058
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $  2,959,142  $  3,286,938  $      2,220  $      2,087  $    175,803  $    143,348
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          PUTNAM VT
       SMALL CAP VALUE                   ALL CAP                        INVESTORS                      SMALL CAP
   FUND - CLASS IB SHARES             FUND - CLASS I                  FUND - CLASS I             GROWTH FUND - CLASS I
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     (6,305)   $     (2,849)  $     (7,254)   $     (5,207)  $      1,003    $        749    $     (4,619)   $     (1,804)
      15,874           9,773         12,374          (2,496)         6,454          (5,372)          9,545         (19,347)

     162,342         135,848         68,759         206,180         18,414          59,188          43,301          77,648
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     171,911         142,772         73,879         198,477         25,871          54,565          48,227          56,497
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     312,735          93,033        254,486         326,532         12,665          55,335          50,693          43,370

      83,001          13,004         22,187          49,544         36,539          18,420          35,353         185,855
          --              --             --              --             --              --              --              --
      (9,975)         (7,757)       (73,020)         (2,269)       (17,596)             --         (15,483)             --

     (20,407)        (39,381)       (35,103)        (20,319)            --         (28,970)        (20,703)        (48,148)
          --              --             --              --             --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     365,354          58,899        168,550         353,488         31,608          44,785          49,860         181,077
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     537,265         201,671        242,429         551,965         57,479          99,350          98,087         237,574



     453,214         251,543        962,425         410,460        253,071         153,721         326,435          88,861
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    990,479    $    453,214   $  1,204,854    $    962,425   $    310,550    $    253,071    $    424,522    $    326,435
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                               SMITH BARNEY
                                                                                   SMITH BARNEY             PREMIER SELECTIONS
                                                       TOTAL RETURN              DIVIDEND STRATEGY            ALL CAP GROWTH
                                                      FUND - CLASS I                 PORTFOLIO                   PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $      1,151  $        323  $       (232) $       (438) $       (606) $        (72)
  Realized gain (loss) ......................         2,502        (1,410)          113           982           (48)           38
  Change in unrealized gain (loss)
    on investments ..........................         4,044         6,980         1,959        12,316         1,392         2,407
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............         7,697         5,893         1,840        12,860           738         2,373
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        39,869        13,620         5,100        25,568         6,038        40,559
  Participant transfers from other
    funding options .........................        33,210            --            --         5,000         4,570            --
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................            --            --            --            --            --            --
  Participant transfers to other
    funding options .........................        (3,019)      (16,900)           --        (5,015)       (4,383)           --
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......        70,060        (3,280)        5,100        25,553         6,225        40,559
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        77,757         2,613         6,940        38,413         6,963        42,932


NET ASSETS:
    Beginning of year .......................        59,851        57,238        86,746        48,333        44,235         1,303
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    137,608  $     59,851  $     93,686  $     86,746  $     51,198  $     44,235
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                       DISCIPLINED
      STRONG MULTI CAP                 CONVERTIBLE                    MID CAP STOCK                   EQUITY INCOME
        VALUE FUND II              SECURITIES PORTFOLIO                 PORTFOLIO                       PORTFOLIO
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     (1,807)   $     (1,526)  $        822    $         --   $    (12,730)   $     (7,681)   $     17,840    $     (5,583)
       5,015          (1,185)             1              --         69,573          (3,725)        435,852          38,210

      18,615          48,353            511              --        147,458         276,165         183,680       1,153,596
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      21,823          45,642          1,334              --        204,301         264,759         637,372       1,186,223
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


        (123)         12,669         42,450              --        253,921         346,668       2,076,884       1,979,547

          --           9,927          2,000              --         81,823          72,143         169,854         299,369
          --              --             --              --             --              --              --              --
     (19,582)        (29,092)            --              --        (83,342)        (31,487)       (369,843)        (94,067)

          --              --             --              --        (46,812)        (19,433)       (187,625)       (386,235)
          --              --             --              --             --              --         (86,327)             --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     (19,705)         (6,496)        44,450              --        205,590         367,891       1,602,943       1,798,614
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

       2,118          39,146         45,784              --        409,891         632,650       2,240,315       2,984,837



     158,497         119,351             --              --      1,186,256         553,606       5,714,245       2,729,408
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    160,615    $    158,497   $     45,784    $         --   $  1,596,147    $  1,186,256    $  7,954,560    $  5,714,245
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                     FEDERATED STOCK                LARGE CAP             LAZARD INTERNATIONAL
                                                        PORTFOLIO                   PORTFOLIO                STOCK PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $        547  $        842  $     (8,117) $    (12,609) $      3,481  $      2,536
  Realized gain (loss) ......................           767           113       (49,024)      (18,326)       11,277           338
  Change in unrealized gain (loss)
    on investments ..........................        14,317        25,983       171,906       381,680        84,620        69,420
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............        15,631        26,938       114,765       350,745        99,378        72,294
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        15,845        52,012       424,238       299,326       266,327        50,790
  Participant transfers from other
    funding options .........................         8,957        25,057        16,049        62,507       100,793         4,006
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................            --            --      (191,254)      (14,732)       (8,182)       (1,291)
  Participant transfers to other
    funding options .........................        (2,700)       (9,200)     (149,371)      (26,322)      (15,256)         (800)
  Other payments to participants ............            --            --        (8,672)           --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......        22,102        67,869        90,990       320,779       343,682        52,705
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        37,733        94,807       205,755       671,524       443,060       124,999


NET ASSETS:
    Beginning of year .......................       149,817        55,010     2,019,019     1,347,495       375,496       250,497
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    187,550  $    149,817  $  2,224,774  $  2,019,019  $    818,556  $    375,496
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        MERRILL LYNCH
       LARGE CAP CORE              MFS EMERGING GROWTH              MFS MID CAP GROWTH                  MFS VALUE
          PORTFOLIO                      PORTFOLIO                       PORTFOLIO                      PORTFOLIO
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$       (455)   $         47   $       (402)   $       (211)  $     (9,954)   $     (6,191)   $        647    $         --
         802            (997)            14             409       (105,130)        (35,543)          1,094              --

       7,097           4,957          4,642           2,756        208,647         193,431           8,561              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


       7,444           4,007          4,254           2,954         93,563         151,697          10,302              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


          --          18,890         29,794           9,678        222,919         121,004          64,261              --

      17,437          24,996             --          25,000         10,204         109,635          33,614              --
          --              --             --              --             --              --              --              --
          --         (22,233)            --         (11,298)       (46,408)         (4,341)         (2,710)             --

     (12,077)             --             --         (24,996)       (92,676)        (16,314)         (9,802)             --
          --              --             --              --        (46,567)             --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


       5,360          21,653         29,794          (1,616)        47,472         209,984          85,363              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

      12,804          25,660         34,048           1,338        141,035         361,681          95,665              --



      52,167          26,507         12,910          11,572        750,294         388,613              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$     64,971    $     52,167   $     46,958    $     12,910   $    891,329    $    750,294    $     95,665    $         --
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                       PIONEER FUND             SOCIAL AWARENESS            TRAVELERS QUALITY
                                                        PORTFOLIO                STOCK PORTFOLIO             BOND PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $       (898) $        726  $     (2,014) $     (2,232) $     84,183  $     71,115
  Realized gain (loss) ......................        (9,070)       (9,438)        1,755        (7,426)        1,353         9,240
  Change in unrealized gain (loss)
    on investments ..........................        38,312        59,256        21,639        98,122       (40,656)       20,618
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............        28,344        50,544        21,380        88,464        44,880       100,973
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        28,002        11,296        30,089        51,353       419,446       976,383
  Participant transfers from other
    funding options .........................            --         4,395            --         3,839        96,823         9,500
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................        (6,028)       (1,460)      (10,539)       (9,888)      (59,983)      (32,368)
  Participant transfers to other
    funding options .........................       (25,665)      (10,226)       (1,000)      (12,800)     (109,132)     (228,030)
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......        (3,691)        4,005        18,550        32,504       347,154       725,485
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        24,653        54,549        39,930       120,968       392,034       826,458


NET ASSETS:
    Beginning of year .......................       275,750       221,201       433,150       312,182     1,968,316     1,141,858
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    300,403  $    275,750  $    473,080  $    433,150  $  2,360,350  $  1,968,316
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       U.S. GOVERNMENT                 AIM CAPITAL                   MFS TOTAL RETURN               PIONEER STRATEGIC
    SECURITIES PORTFOLIO          APPRECIATION PORTFOLIO                PORTFOLIO                    INCOME PORTFOLIO
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$    163,815    $    219,420   $       (422)   $       (406)  $     78,190    $     40,729    $     21,929    $     26,780
     (20,360)         92,739          2,272          (1,388)       170,453          (7,199)          1,031           1,838

     114,051        (236,022)           653           8,827        209,225         445,817          11,767          19,350
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     257,506          76,137          2,503           7,033        457,868         479,347          34,727          47,968
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     499,896       2,567,946         10,584          14,442      1,104,150         679,630         102,175         184,331

     153,235         365,074             --              --        256,430         179,999          17,091          33,264
          --              --             --              --             --              --              --              --
    (375,916)       (355,717)            --          (9,434)      (215,912)        (64,460)        (29,988)         (2,781)

    (997,724)     (1,338,689)       (15,801)         (8,971)      (254,699)        (63,147)        (71,970)        (20,000)
      (1,337)         (1,427)            --              --             --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


    (721,846)      1,237,187         (5,217)         (3,963)       889,969         732,022          17,308         194,814
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

    (464,340)      1,313,324         (2,714)          3,070      1,347,837       1,211,369          52,035         242,782



   5,493,860       4,180,536         46,210          43,140      3,783,845       2,572,476         354,143         111,361
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$  5,029,520    $  5,493,860   $     43,496    $     46,210   $  5,131,682    $  3,783,845    $    406,178    $    354,143
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                    SB ADJUSTABLE RATE            SMITH BARNEY                SMITH BARNEY
                                                    INCOME PORTFOLIO -          AGGRESSIVE GROWTH              HIGH INCOME
                                                      CLASS I SHARES                PORTFOLIO                   PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $        346  $          1  $    (36,387) $    (14,011) $     19,153  $     10,355
  Realized gain (loss) ......................             3            --        26,397        (1,938)          655       (22,622)
  Change in unrealized gain (loss)
    on investments ..........................           (84)           --       287,283       353,796         1,527        49,464
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............           265             1       277,293       337,847        21,335        37,197
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        85,667         1,000     1,100,606     1,267,310        61,944        43,480
  Participant transfers from other
    funding options .........................            --            --       105,023       279,824        20,300       878,276
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................            --            --       (45,037)       (6,799)         (915)       (2,589)
  Participant transfers to other
    funding options .........................            --            --       (53,757)      (11,339)       (8,578)     (887,297)
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......        85,667         1,000     1,106,835     1,528,996        72,751        31,870
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        85,932         1,001     1,384,128     1,866,843        94,086        69,067


NET ASSETS:
    Beginning of year .......................         1,001            --     2,362,234       495,391       178,132       109,065
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $     86,933  $      1,001  $  3,746,362  $  2,362,234  $    272,218  $    178,132
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        SMITH BARNEY                   SMITH BARNEY
    INTERNATIONAL ALL CAP          LARGE CAPITALIZATION            STRATEGIC EQUITY                COMSTOCK PORTFOLIO -
       GROWTH PORTFOLIO              GROWTH PORTFOLIO                 PORTFOLIO                      CLASS II SHARES
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     (2,229)   $      2,742   $     (9,058)   $     (5,483)  $      2,611    $    (15,889)   $       (211)   $         (6)
      29,259          32,819         (1,274)            696         39,460         (53,829)             10               1

      39,874          45,275         (1,876)        172,652         92,337         427,531           5,192             262
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      66,904          80,836        (12,208)        167,865        134,408         357,813           4,991             257
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     114,652         163,585        501,345         371,711        133,816         336,710          63,082           1,000

     767,156       3,112,783         54,187          86,450            100       1,231,446          18,369              --
          --              --             --              --             --              --              --              --
     (18,301)         (6,875)       (23,023)             --       (225,806)        (22,119)             --              --

    (773,939)     (3,131,761)      (126,215)        (12,000)       (17,466)     (1,454,108)         (1,500)             --
          --              --             --              --             --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      89,568         137,732        406,294         446,161       (109,356)         91,929          79,951           1,000
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     156,472         218,568        394,086         614,026         25,052         449,742          84,942           1,257



     402,775         184,207        834,528         220,502      1,633,481       1,183,739           1,257              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    559,247    $    402,775   $  1,228,614    $    834,528   $  1,658,533    $  1,633,481    $     86,199    $      1,257
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                              SMITH BARNEY
                                                     EMERGING GROWTH                                            SMALL CAP
                                                        PORTFOLIO -          ENTERPRISE PORTFOLIO -        GROWTH OPPORTUNITIES
                                                     CLASS II SHARES             CLASS II SHARES                PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $       (674) $       (338) $        (10) $         (7) $       (445) $       (302)
  Realized gain (loss) ......................         2,019            23            --          (412)        6,088           (20)
  Change in unrealized gain (loss)
    on investments ..........................         5,036         7,252            58           729         1,719         9,975
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............         6,381         6,937            48           310         7,362         9,653
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............         5,092            --            --             4        31,171        16,114
  Participant transfers from other
    funding options .........................        38,000        38,977            --            --        47,076            --
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................            --            --            --            --        (2,639)           --
  Participant transfers to other
    funding options .........................       (15,627)           --            --            --       (46,682)           --
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......        27,465        38,977            --             4        28,926        16,114
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        33,846        45,914            48           314        36,288        25,767


NET ASSETS:
    Beginning of year .......................        48,097         2,183         1,587         1,273        37,684        11,917
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $     81,943  $     48,097  $      1,635  $      1,587  $     73,972  $     37,684
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        ASSET MANAGER                  CONTRAFUND(R)                  DYNAMIC CAPITAL
         PORTFOLIO -                   PORTFOLIO -               APPRECIATION PORTFOLIO -          MID CAP PORTFOLIO -
       SERVICE CLASS 2               SERVICE CLASS 2                  SERVICE CLASS 2                 SERVICE CLASS 2
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     28,626    $     29,526   $    (23,322)   $    (10,853)  $     (2,747)   $     (1,639)   $    (20,093)   $     (6,874)
      11,201             218        113,288           4,132          2,037             219          40,675           7,491

      78,269         274,704        238,216         291,380         (4,625)         35,822         381,950         247,808
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     118,096         304,448        328,182         284,659         (5,335)         34,402         402,532         248,425
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     836,849         768,777        599,874         625,354         10,288         136,462         730,766         471,327

      65,419          54,412        929,713         303,039             --          25,057         224,549         139,453
          --              --             --              --             --              --              --              --
    (148,157)       (107,138)       (26,978)         (5,776)       (31,841)             --         (19,461)        (35,294)

     (22,129)         (2,542)      (761,399)         (9,974)       (12,317)             --        (139,540)        (28,534)
          --              --             --              --             --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     731,982         713,509        741,210         912,643        (33,870)        161,519         796,314         546,952
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     850,078       1,017,957      1,069,392       1,197,302        (39,205)        195,921       1,198,846         795,377



   2,437,272       1,419,315      1,823,890         626,588        247,917          51,996       1,104,812         309,435
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$  3,287,350    $  2,437,272   $  2,893,282    $  1,823,890   $    208,712    $    247,917    $  2,303,658    $  1,104,812
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                          COMBINED
                                               -----------------------------
                                                     2004            2003
                                                     ----            ----
OPERATIONS:
  Net investment income (loss) ..............  $     704,435   $     695,822
  Realized gain (loss) ......................      1,555,870        (113,713)
  Change in unrealized gain (loss)
    on investments ..........................      7,967,822      13,320,515
                                               -------------   -------------

    Net increase (decrease) in net assets
      resulting from operations .............     10,228,127      13,902,624
                                               -------------   -------------

UNIT TRANSACTIONS:
  Participant purchase payments .............     34,540,188      31,837,904
  Participant transfers from other
    funding options .........................      8,110,960      14,643,388
  Administrative and asset allocation charges       (239,941)       (133,957)
  Contract surrenders .......................     (6,624,304)     (2,481,449)
  Participant transfers to other
    funding options .........................     (9,040,412)    (15,554,686)
  Other payments to participants ............       (242,542)       (117,718)
                                               -------------   -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     26,503,949      28,193,482
                                               -------------   -------------

    Net increase (decrease) in net assets ...     36,732,076      42,096,106


NET ASSETS:
    Beginning of year .......................     98,270,590      56,174,484
                                               -------------   -------------
    End of year .............................  $ 135,002,667   $  98,270,590
                                               =============   =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account Five for Variable Annuities ("Separate Account Five") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Five is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Five is comprised of the Travelers Retirement Account Annuity product.

Participant purchase payments applied to Separate Account Five are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account Five were:

   Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
     Company
   High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company Managed Assets Trust, Massachusetts business trust, Affiliate of The Company Money Market Portfolio, Massachusetts business trust, Affiliate of The
     Company
   AIM Variable Insurance Funds, Inc., Delaware business trust
       AIM V.I. Premier Equity Fund - Series I **
   American Funds Insurance Series, Massachusetts business trust
       Global Growth Fund - Class 2 Shares
       Growth Fund - Class 2 Shares
       Growth-Income Fund - Class 2 Shares
   CitiStreet Funds, Inc., Massachusetts business trust, Affiliate of The
     Company
       CitiStreet Diversified Bond Fund - Class I
       CitiStreet International Stock Fund - Class I
       CitiStreet Large Company Stock Fund - Class I
       CitiStreet Small Company Stock Fund - Class I
   Credit Suisse Trust, Massachusetts business trust
       Credit Suisse Trust Emerging Markets Portfolio
   Delaware VIP Trust, Maryland business trust
       Delaware VIP REIT Series - Standard Class
       Delaware VIP Small Cap Value Series - Standard Class
   Dreyfus Variable Investment Fund, Maryland business trust
       Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial
         Shares
       Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial
         Shares
   Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
       Mutual Shares Securities Fund - Class 2 Shares
       Templeton Developing Markets Securities Fund - Class 2 Shares
       Templeton Foreign Securities Fund - Class 2 Shares
       Templeton Growth Securities Fund - Class 2 Shares
   Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The
     Company
       Appreciation Portfolio
       Equity Index Portfolio - Class II Shares
       Fundamental Value Portfolio
   Janus Aspen Series, Delaware business trust
       Balanced Portfolio - Service Shares
       Mid Cap Growth Portfolio - Service Shares
       Worldwide Growth Portfolio - Service Shares
   Lazard Retirement Series, Inc., Massachusetts business trust
       Lazard Retirement Small Cap Portfolio
   Lord Abbett Series Fund, Inc., Maryland business trust
       Growth and Income Portfolio
       Mid-Cap Value Portfolio
   Oppenheimer Variable Account Funds, Massachusetts business trust
       Oppenheimer Main Street Fund/VA - Service Shares
   PIMCO Variable Insurance Trust, Massachusetts business trust
       Total Return Portfolio - Administrative Class

   Putnam Variable Trust, Massachusetts business trust
       Putnam VT Discovery Growth Fund - Class IB Shares
       Putnam VT International Equity Fund - Class IB Shares
       Putnam VT Small Cap Value Fund - Class IB Shares
   Salomon Brothers Variable Series Funds Inc., Maryland business trust,
     Affiliate of The Company
       All Cap Fund - Class I
       Investors Fund - Class I
       Small Cap Growth Fund - Class I
       Total Return Fund - Class I
   Smith Barney Investment Series, Massachusetts business trust, Affiliate of
     The Company
       Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large Cap
         Core Portfolio)
       Smith Barney Premier Selections All Cap Growth Portfolio
   Strong Variable Insurance Funds, Inc., Wisconsin business trust
       Strong Multi Cap Value Fund II
   The Travelers Series Trust, Massachusetts business trust, Affiliate of The
     Company
       Convertible Securities Portfolio
       Disciplined Mid Cap Stock Portfolio
       Equity Income Portfolio
       Federated Stock Portfolio
       Large Cap Portfolio
       Lazard International Stock Portfolio
       Merrill Lynch Large Cap Core Portfolio
       MFS Emerging Growth Portfolio
       MFS Mid Cap Growth Portfolio
       MFS Value Portfolio
       Pioneer Fund Portfolio
       Social Awareness Stock Portfolio
       Travelers Quality Bond Portfolio
       U.S. Government Securities Portfolio
   Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
       AIM Capital Appreciation Portfolio
       MFS Total Return Portfolio
       Pioneer Strategic Income Portfolio
       SB Adjustable Rate Income Portfolio - Class I Shares
       Smith Barney Aggressive Growth Portfolio
       Smith Barney High Income Portfolio
       Smith Barney International All Cap Growth Portfolio
       Smith Barney Large Capitalization Growth Portfolio
       Strategic Equity Portfolio
   Van Kampen Life Investment Trust, Delaware business trust
       Comstock Portfolio - Class II Shares
       Emerging Growth Portfolio - Class II Shares
       Enterprise Portfolio - Class II Shares
   Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
     Company
       Smith Barney Small Cap Growth Opportunities Portfolio
   Variable Insurance Products Fund II, Massachusetts business trust
       Asset Manager Portfolio - Service Class 2
       Contrafund(R) Portfolio - Service Class 2
   Variable Insurance Products Fund III, Massachusetts business trust
       Dynamic Capital Appreciation Portfolio - Service Class 2
       Mid Cap Portfolio - Service Class 2

** AIM Variable Insurance Funds, Inc: AIM V.I. Premier Equity Fund - Series I is no longer available to new contract owners

Not all funds may be available in all states or to all contract owners.

The  following  is a summary of  significant  accounting  policies  consistently
followed  by  Separate   Account  Five  in  the  preparation  of  its  financial
statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Five form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Five. Separate Account Five is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account Five adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide for Investment Companies ("AICPA Guide"). The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $44,299,064 and $16,378,955 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $120,298,976 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $15,360,332. Gross unrealized depreciation for all investments at December 31, 2004 was $659,595.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Floor Benefit (FL)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S) and Optional (O) Death Benefit (Dth Ben) designations.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                                            FIVE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Asset-based Charges
           Separate Account Charge (1)                  Dth                                       ----------------------------------
            (as identified in Note 6)                   Ben               Product                    M&E        FL (2)       Total
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.80% 3% AIR                     S      Travelers Retirement Account        0.80%                    0.80%

Separate Account Charge 0.80% 5% AIR                     S      Travelers Retirement Account        0.80%                    0.80%

Separate Account Charge 0.80% 0.25% FL             (3)   S      Travelers Retirement Account        0.80%        0.25%       1.05%

Separate Account Charge 0.80% 0.43% FL             (3)   S      Travelers Retirement Account        0.80%        0.43%       1.23%

Separate Account Charge 0.80% 0.62% FL             (4)   S      Travelers Retirement Account        0.80%        0.62%       1.42%

Separate Account Charge 0.80% 1.10% FL             (4)   S      Travelers Retirement Account        0.80%        1.10%       1.90%

Separate Account Charge 1.25% 3% AIR                     O      Travelers Retirement Account        1.25%                    1.25%

Separate Account Charge 1.25% 5% AIR                     O      Travelers Retirement Account        1.25%                    1.25%

Separate Account Charge 1.25% 0.33% FL             (3)   O      Travelers Retirement Account        1.25%        0.33%       1.58%

Separate Account Charge 1.25% 0.53% FL             (3)   O      Travelers Retirement Account        1.25%        0.53%       1.78%

Separate Account Charge 1.25% 0.83% FL             (4)   O      Travelers Retirement Account        1.25%        0.83%       2.08%

Separate Account Charge 1.25% 1.40% FL             (4)   O      Travelers Retirement Account        1.25%        1.40%       2.65%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 6 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 6.

(2) This charge applies in the annuitization phase when the floor benefit has been selected.

(3) Applies to the Travelers Quality Bond Portfolio and the U.S. Government Securities Portfolio.

(4)   Applies   to  the  Equity   Index   Portfolio   -  Class  II   Shares.   .

No sales charges are deducted from participant purchase payments when they are received. However, The Company assesses a withdrawal charge if a participant's purchase payment is surrendered within five years of its payment date. The maximum charge, applied to the amount withdrawn, is 5% decreasing to 0% in years six and later and assessed through the redemption of units.

Withdrawal/surrender charges assessed were $64,447 and $29,955 for the years ended December 31, 2004 and 2003 respectively. These charges are included in contract surrenders and other payments on the Statement of Changes in Net Assets.

If the Variable Annuitization Floor Benefit is selected, a charge is assessed through the redemption of units upon election of this benefit. This charge compensates The Company for guaranteeing a minimum variable annuity payment regardless of the performance of the variable funding option. The charge will vary based upon market conditions, but will not exceed 3% annually. It will be set at the time of election and remain level throughout the term of annuitization.

If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amount withdrawn assessed through the redemption of units,

Participants in CitiStreet Funds Inc. (the Funds), may elect to enter into a separate asset allocation advisory agreement with CitiStreet Financial Services, LLC (CitiStreet), an afflilate of The Company. Under this arrangement, CitiStreet provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as the participant's assets increase, is equivalent to an amount of up to 0.80% of the participant's assets in the Funds. These fees totaled $239,941 and $133,956 for the years ended December 31, 2004 and 2003 respectively.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. OTHER

If the Optional Death Benefit and Credit is selected, The Company will add a credit to the contract with each purchase payment. Each credit is added to the contract value when the applicable purchase payment is applied and will equal 2% of each purchase payment. These credits are applied pro rata to the same funding option(s) to which the purchase payment was applied. An additional annuitization credit is applied to a contract value once an annuity option is purchased. This credit equals 0.5% of the contract value if annuitized during contract years 2-5, 1% during contract years 6-10 and 2% after contract year 10. There is no credit applied to contracts held less than one year.

5. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

6. NET CONTRACT OWNERS' EQUITY

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
Capital Appreciation Fund
    Separate Account Charges 0.80% 3% AIR .........       286,860              --   $ 0.597      $     171,196          $     --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.597                 --                --
    Separate Account Charges 1.25% 3% AIR .........     7,939,019              --     0.584          4,639,369                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.584                 --                --

High Yield Bond Trust
    Separate Account Charges 0.80% 3% AIR .........       100,536              --     1.530            153,813                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.530                 --                --
    Separate Account Charges 1.25% 3% AIR .........     1,319,172              --     1.491          1,967,538                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.491                 --                --

Managed Assets Trust
    Separate Account Charges 0.80% 3% AIR .........        41,606              --     1.206             50,197                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.206                 --                --
    Separate Account Charges 1.25% 3% AIR .........     3,650,452              --     1.176          4,291,188                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.176                 --                --

Money Market Portfolio
    Separate Account Charges 0.80% 3% AIR .........       236,987              --     1.127            267,218                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.127                 --                --
    Separate Account Charges 1.25% 3% AIR .........     2,821,194              --     1.099          3,099,882                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.099                 --                --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.109                 --                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.109              2,217                --
    Separate Account Charges 1.25% 3% AIR .........         9,707              --     1.105             10,729                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.105                 --                --
  Growth Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        14,605              --     1.091             15,934                --
    Separate Account Charges 0.80% 5% AIR .........         5,000              --     1.091              5,455                --
    Separate Account Charges 1.25% 3% AIR .........        72,498              --     1.088             78,860                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.088                 --                --
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        18,354              --     1.082             19,867                --
    Separate Account Charges 0.80% 5% AIR .........         4,000              --     1.082              4,330                --
    Separate Account Charges 1.25% 3% AIR .........       121,980              --     1.079            131,640                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.079                 --                --

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........       764,591              --     1.360          1,039,984                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.360                 --                --
    Separate Account Charges 1.25% 3% AIR .........    15,302,307              --     1.325         20,279,736                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.325                 --                --
  CitiStreet International Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........       349,627              --     1.024            358,152                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.024                 --                --
    Separate Account Charges 1.25% 3% AIR .........     8,679,287              --     0.998          8,662,724                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.998                 --                --

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
CitiStreet Funds, Inc. (continued)
  CitiStreet Large Company Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........       656,590              --   $ 0.746      $     489,496          $     --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.746                 --                --
    Separate Account Charges 1.25% 3% AIR .........    17,649,835              --     0.726         12,820,493                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.726                 --                --
  CitiStreet Small Company Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........       107,115              --     1.974            211,488                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.974                 --                --
    Separate Account Charges 1.25% 3% AIR .........     3,721,782              --     1.924          7,159,731                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.924                 --                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 0.80% 3% AIR .........        11,250              --     1.412             15,890                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.412                 --                --
    Separate Account Charges 1.25% 3% AIR .........       105,009              --     1.377            144,619                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.377                 --                --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 0.80% 3% AIR .........        85,371              --     2.368            202,119                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     2.368                 --                --
    Separate Account Charges 1.25% 3% AIR .........       629,401              --     2.310          1,454,012                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     2.310                 --                --
  Delaware VIP Small Cap Value Series - Standard Class
    Separate Account Charges 0.80% 3% AIR .........        22,455              --     2.050             46,028                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     2.050                 --                --
    Separate Account Charges 1.25% 3% AIR .........       618,779              --     1.998          1,236,246                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.998                 --                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 0.80% 3% AIR .........       123,030              --     0.992            122,017                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.992                 --                --
    Separate Account Charges 1.25% 3% AIR .........       630,487          16,774     0.966            609,251            16,209
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.966                 --                --
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 0.80% 3% AIR .........       102,644              --     1.503            154,239                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.503                 --                --
    Separate Account Charges 1.25% 3% AIR .........     1,603,198              --     1.464          2,347,647                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.464                 --                --

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........         6,200              --     1.345              8,339                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.345              2,690                --
    Separate Account Charges 1.25% 3% AIR .........        76,672              --     1.335            102,358                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.335                 --                --

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --   $ 1.234      $          --          $     --
    Separate Account Charges 0.80% 5% AIR .........         1,000              --     1.234              1,234                --
    Separate Account Charges 1.25% 3% AIR .........        46,605              --     1.230             57,322                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.230                 --                --
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        19,656              --     1.156             22,730                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.156              2,313                --
    Separate Account Charges 1.25% 3% AIR .........        57,503              --     1.153             66,298                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.153                 --                --
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        38,090              --     1.126             42,889                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.126                 --                --
    Separate Account Charges 1.25% 3% AIR .........       283,880              --     1.123            318,696                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.123                 --                --

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 0.80% 3% AIR .........        53,728              --     1.029             55,311                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.029                 --                --
    Separate Account Charges 1.25% 3% AIR .........     1,710,244              --     1.013          1,731,802                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.013                 --                --
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR .........       140,723              --     0.945            133,043                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.945                 --                --
    Separate Account Charges 1.25% 3% AIR .........     6,071,238          16,667     0.921          5,592,518            15,353
    Separate Account Charges 1.25% 5% AIR .........            --          32,933     0.921                 --            30,336
  Fundamental Value Portfolio
    Separate Account Charges 0.80% 3% AIR .........       157,189              --     1.065            167,470                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.065                 --                --
    Separate Account Charges 1.25% 3% AIR .........     2,342,337              --     1.048          2,454,661                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.048                 --                --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR .........        25,695              --     1.080             27,751                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.080                 --                --
    Separate Account Charges 1.25% 3% AIR .........       390,516              --     1.062            414,849                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.062                 --                --
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR .........        64,111              --     0.880             56,400                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.880                 --                --
    Separate Account Charges 1.25% 3% AIR .........       120,789              --     0.865            104,522                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.865                 --                --
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR .........         5,661              --     0.577              3,265                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.577                 --                --
    Separate Account Charges 1.25% 3% AIR .........       804,370              --     0.565            454,246                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.565                 --                --

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --   $ 1.127      $          --          $     --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.127              2,253                --
    Separate Account Charges 1.25% 3% AIR .........         2,533              --     1.123              2,846                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.123                 --                --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.111                 --                --
    Separate Account Charges 0.80% 5% AIR .........         3,000              --     1.111              3,332                --
    Separate Account Charges 1.25% 3% AIR .........        79,477              --     1.107             88,007                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.107                 --                --
  Mid-Cap Value Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.165                 --                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.165              2,330                --
    Separate Account Charges 1.25% 3% AIR .........        36,456              --     1.161             42,341                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.161                 --                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.078                 --                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.078              2,156                --
    Separate Account Charges 1.25% 3% AIR .........        40,148              --     1.075             43,154                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.075                 --                --

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 0.80% 3% AIR .........       152,147              --     1.240            188,708                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.240                 --                --
    Separate Account Charges 1.25% 3% AIR .........     2,270,916              --     1.220          2,770,434                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.220                 --                --

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.789                 --                --
    Separate Account Charges 0.80% 5% AIR .........         1,000              --     0.789                789                --
    Separate Account Charges 1.25% 3% AIR .........         1,846              --     0.776              1,431                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.776                 --                --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR .........         6,667              --     1.033              6,890                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.033                 --                --
    Separate Account Charges 1.25% 3% AIR .........       166,176              --     1.016            168,913                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.016                 --                --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR .........        63,465              --     1.647            104,535                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.647                 --                --
    Separate Account Charges 1.25% 3% AIR .........       546,825              --     1.620            885,944                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.620                 --                --

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........         5,450              --   $ 1.596      $       8,700          $     --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.596                 --                --
    Separate Account Charges 1.25% 3% AIR .........       769,056              --     1.555          1,196,154                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.555                 --                --
  Investors Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........         6,679              --     1.298              8,670                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.298                 --                --
    Separate Account Charges 1.25% 3% AIR .........       238,681              --     1.265            301,880                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.265                 --                --
  Small Cap Growth Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.064                 --                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.064                 --                --
    Separate Account Charges 1.25% 3% AIR .........       405,677              --     1.046            424,522                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.046                 --                --
  Total Return Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.209                 --                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.209                 --                --
    Separate Account Charges 1.25% 3% AIR .........       116,791              --     1.178            137,608                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.178                 --                --

Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio
    Separate Account Charges 0.80% 3% AIR .........         6,455              --     0.828              5,341                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.828                 --                --
    Separate Account Charges 1.25% 3% AIR .........       108,537              --     0.814             88,345                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.814                 --                --
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.887                 --                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.887                 --                --
    Separate Account Charges 1.25% 3% AIR .........        58,711              --     0.872             51,198                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.872                 --                --

Strong Variable Insurance Funds, Inc.
  Strong Multi Cap Value Fund II
    Separate Account Charges 0.80% 3% AIR .........         8,864              --     1.175             10,411                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.175                 --                --
    Separate Account Charges 1.25% 3% AIR .........       131,077              --     1.146            150,204                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.146                 --                --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.040                 --                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.040              2,080                --
    Separate Account Charges 1.25% 3% AIR .........        42,156              --     1.037             43,704                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.037                 --                --
Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 0.80% 3% AIR .........        46,180              --     1.625             75,023                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.625                 --                --
    Separate Account Charges 1.25% 3% AIR .........       959,983              --     1.585          1,521,124                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.585                 --                --

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
  Equity Income Portfolio
    Separate Account Charges 0.80% 3% AIR .........       294,106              --   $ 1.240      $     364,654          $     --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.240                 --                --
    Separate Account Charges 1.25% 3% AIR .........     6,282,506              --     1.208          7,589,906                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.208                 --                --
  Federated Stock Portfolio
    Separate Account Charges 0.80% 3% AIR .........         4,216              --     1.113              4,694                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.113                 --                --
    Separate Account Charges 1.25% 3% AIR .........       168,501              --     1.085            182,856                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.085                 --                --
  Large Cap Portfolio
    Separate Account Charges 0.80% 3% AIR .........       111,168              --     0.852             94,741                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.852                 --                --
    Separate Account Charges 1.25% 3% AIR .........     2,565,167              --     0.830          2,130,033                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.830                 --                --
  Lazard International Stock Portfolio
    Separate Account Charges 0.80% 3% AIR .........         6,318              --     0.971              6,137                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.971                 --                --
    Separate Account Charges 1.25% 3% AIR .........       858,166              --     0.947            812,419                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.947                 --                --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.897                 --                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.897                 --                --
    Separate Account Charges 1.25% 3% AIR .........        74,341              --     0.874             64,971                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.874                 --                --
  MFS Emerging Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.761                 --                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     0.761              1,522                --
    Separate Account Charges 1.25% 3% AIR .........        60,696              --     0.749             45,436                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.749                 --                --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........        59,981              --     1.029             61,708                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.029                 --                --
    Separate Account Charges 1.25% 3% AIR .........       827,170              --     1.003            829,621                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.003                 --                --
  MFS Value Portfolio
    Separate Account Charges 0.80% 3% AIR .........        21,046              --     1.127             23,710                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.127              2,253                --
    Separate Account Charges 1.25% 3% AIR .........        62,053              --     1.123             69,702                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.123                 --                --
  Pioneer Fund Portfolio
    Separate Account Charges 0.80% 3% AIR .........        18,862              --     0.847             15,968                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.847                 --                --
    Separate Account Charges 1.25% 3% AIR .........       344,641              --     0.825            284,435                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.825                 --                --

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
The Travelers Series Trust (continued)
  Social Awareness Stock Portfolio
    Separate Account Charges 0.80% 3% AIR .........        18,472              --   $ 0.925      $      17,078          $     --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.925                 --                --
    Separate Account Charges 1.25% 3% AIR .........       506,230              --     0.901            456,002                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.901                 --                --
  Travelers Quality Bond Portfolio
    Separate Account Charges 0.80% 3% AIR .........        40,044              --     1.290             51,648                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.290                 --                --
    Separate Account Charges 1.25% 3% AIR .........     1,837,114              --     1.257          2,308,702                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.257                 --                --
  U.S. Government Securities Portfolio
    Separate Account Charges 0.80% 3% AIR .........       357,707              --     1.396            499,307                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.396                 --                --
    Separate Account Charges 1.25% 3% AIR .........     3,318,271              --     1.360          4,513,094                --
    Separate Account Charges 1.25% 5% AIR .........            --          12,587     1.360                 --            17,119

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 0.80% 3% AIR .........         6,755              --     0.887              5,991                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     0.887              1,774                --
    Separate Account Charges 1.25% 3% AIR .........        40,953              --     0.872             35,731                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.872                 --                --
  MFS Total Return Portfolio
    Separate Account Charges 0.80% 3% AIR .........       337,809              --     1.371            463,189                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.371                 --                --
    Separate Account Charges 1.25% 3% AIR .........     3,493,408              --     1.336          4,668,493                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.336                 --                --
  Pioneer Strategic Income Portfolio
    Separate Account Charges 0.80% 3% AIR .........        32,760              --     1.415             46,346                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.415                 --                --
    Separate Account Charges 1.25% 3% AIR .........       260,801              --     1.380            359,832                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.380                 --                --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 0.80% 3% AIR .........         1,000              --     1.005              1,005                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.005                 --                --
    Separate Account Charges 1.25% 3% AIR .........        86,026              --     0.999             85,928                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.999                 --                --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........       328,220              --     0.923            302,856                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.923                 --                --
    Separate Account Charges 1.25% 3% AIR .........     3,794,044              --     0.908          3,443,506                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.908                 --                --
  Smith Barney High Income Portfolio
    Separate Account Charges 0.80% 3% AIR .........        63,799              --     1.166             74,417                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.166                 --                --
    Separate Account Charges 1.25% 3% AIR .........       173,921              --     1.137            197,801                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.137                 --                --
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........        39,904              --     0.883             35,218                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.883                 --                --
    Separate Account Charges 1.25% 3% AIR .........       609,375              --     0.860            524,029                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.860                 --                --

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........        40,912              --   $ 0.987      $      40,360          $     --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.987                 --                --
    Separate Account Charges 1.25% 3% AIR .........     1,236,132              --     0.961          1,188,254                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.961                 --                --
  Strategic Equity Portfolio
    Separate Account Charges 0.80% 3% AIR .........        81,278              --     0.861             69,942                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.861                 --                --
    Separate Account Charges 1.25% 3% AIR .........     1,894,691              --     0.838          1,588,591                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.838                 --                --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.464                 --                --
    Separate Account Charges 0.80% 5% AIR .........         1,000              --     1.464              1,464                --
    Separate Account Charges 1.25% 3% AIR .........        58,317              --     1.453             84,735                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.453                 --                --
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.729                 --                --
    Separate Account Charges 0.80% 5% AIR .........         4,000              --     0.729              2,915                --
    Separate Account Charges 1.25% 3% AIR .........       110,263              --     0.717             79,028                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.717                 --                --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.817                 --                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     0.817              1,635                --
    Separate Account Charges 1.25% 3% AIR .........            --              --     0.804                 --                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.804                 --                --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 0.80% 3% AIR .........        29,945              --     1.130             33,852                --
    Separate Account Charges 0.80% 5% AIR .........         2,000              --     1.130              2,261                --
    Separate Account Charges 1.25% 3% AIR .........        34,048              --     1.112             37,859                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.112                 --                --

Variable Insurance Products Fund II
  Asset Manager Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR .........        23,009              --     0.990             22,772                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.990                 --                --
    Separate Account Charges 1.25% 3% AIR .........     3,368,472              --     0.969          3,264,578                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.969                 --                --
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR .........       124,888              --     1.238            154,565                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.238                 --                --
    Separate Account Charges 1.25% 3% AIR .........     2,249,663              --     1.217          2,738,717                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.217                 --                --

                                                                                  DECEMBER 31, 2004
                                                      --------------------------------------------------------------------------

                                                      ACCUMULATION        ANNUITY     UNIT       ACCUMULATION           ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                      ------------       --------   -------      -------------        ----------
Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR .........        12,814              --   $ 0.966      $      12,381          $     --
    Separate Account Charges 0.80% 5% AIR .........            --              --     0.966                 --                --
    Separate Account Charges 1.25% 3% AIR .........       206,566              --     0.950            196,331                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.950                 --                --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR .........        92,253              --     1.563            144,177                --
    Separate Account Charges 0.80% 5% AIR .........            --              --     1.563                 --                --
    Separate Account Charges 1.25% 3% AIR .........     1,404,786              --     1.537          2,159,481                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.537                 --                --
                                                                                                 -------------          --------

Net Contract Owners' Equity .......................                                              $ 134,923,650          $ 79,017
                                                                                                 =============          ========

7. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
CAPITAL APPRECIATION FUND (3.6%)
    Total (Cost $3,758,693)                                                       72,634  $  4,810,565  $  1,329,831  $    482,087
                                                                            ------------  ------------  ------------  ------------

HIGH YIELD BOND TRUST (1.6%)
    Total (Cost $1,981,473)                                                      214,062     2,121,351       733,462       151,775
                                                                            ------------  ------------  ------------  ------------

MANAGED ASSETS TRUST (3.2%)
    Total (Cost $4,248,570)                                                      260,431     4,341,385     1,104,561       497,192
                                                                            ------------  ------------  ------------  ------------

MONEY MARKET PORTFOLIO (2.5%)
    Total (Cost $3,364,146)                                                    3,364,146     3,364,146     1,208,873     2,029,543
                                                                            ------------  ------------  ------------  ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.0%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $0)                                                                   --            --            --        17,575
                                                                            ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (0.2%)
  Global Growth Fund - Class 2 Shares (Cost $11,588)                                 751        12,946        11,664            78
  Growth Fund - Class 2 Shares (Cost $91,858)                                      1,962       100,249        92,152           305
  Growth-Income Fund - Class 2 Shares (Cost $148,155)                              4,253       155,837       151,116         2,942
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $251,601)                                                          6,966       269,032       254,932         3,325
                                                                            ------------  ------------  ------------  ------------

CITISTREET FUNDS, INC. (37.8%)
  CitiStreet Diversified Bond Fund - Class I (Cost $20,756,128)                1,802,174    21,319,720     8,524,486     1,075,817
  CitiStreet International Stock Fund - Class I (Cost $7,470,990)                666,239     9,020,876     2,795,470       798,063
  CitiStreet Large Company Stock Fund - Class I (Cost $11,489,737)             1,142,488    13,309,989     4,473,949       657,029
  CitiStreet Small Company Stock Fund - Class I (Cost $5,772,238)                528,024     7,371,219     2,268,071       579,467
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $45,489,093)                                                   4,138,925    51,021,804    18,061,976     3,110,376
                                                                            ------------  ------------  ------------  ------------

CREDIT SUISSE TRUST (0.1%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $120,119)                                                         12,123       160,509        97,755       105,359
                                                                            ------------  ------------  ------------  ------------

DELAWARE VIP TRUST (2.2%)
  Delaware VIP REIT Series - Standard Class (Cost $1,206,498)                     86,799     1,656,131       648,619       301,930
  Delaware VIP Small Cap Value Series - Standard Class (Cost $901,736)            42,111     1,282,274       272,138        75,824
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $2,108,234)                                                      128,910     2,938,405       920,757       377,754
                                                                            ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (2.4%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $736,900)             21,020       747,477       227,573       113,534
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $2,122,812)                                                             60,214     2,501,886       506,718       267,249
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $2,859,712)                                                       81,234     3,249,363       734,291       380,783
                                                                            ------------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.5%)
  Mutual Shares Securities Fund - Class 2 Shares (Cost $101,875)                   6,814       113,387        80,936        27,321
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $49,091)                                                                 6,754        58,556        49,285           216
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $86,698)                6,365        91,341        86,797           101
  Templeton Growth Securities Fund - Class 2 Shares (Cost $338,117)               28,183       361,585       365,784        28,205
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $575,781)                                                         48,116       624,869       582,802        55,843
                                                                            ------------  ------------  ------------  ------------

7. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
GREENWICH STREET SERIES FUND (7.5%)
  Appreciation Portfolio (Cost $1,434,410)                                        76,275  $  1,787,113  $    256,382  $    180,261
  Equity Index Portfolio - Class II Shares (Cost $4,936,086)                     195,503     5,771,250     1,623,274       483,203
  Fundamental Value Portfolio (Cost $2,181,788)                                  124,272     2,622,131       744,268       212,862
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $8,552,284)                                                      396,050    10,180,494     2,623,924       876,326
                                                                            ------------  ------------  ------------  ------------

JANUS ASPEN SERIES (0.8%)
  Balanced Portfolio - Service Shares (Cost $384,619)                             17,536       442,600        42,843        65,028
  Mid Cap Growth Portfolio - Service Shares (Cost $119,334)                        6,346       160,922        45,898         9,605
  Worldwide Growth Portfolio - Service Shares (Cost $522,416)                     17,187       457,511        57,143        60,750
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,026,369)                                                       41,069     1,061,033       145,884       135,383
                                                                            ------------  ------------  ------------  ------------

LAZARD RETIREMENT SERIES, INC. (0.0%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $4,482)                                                              302         5,099         4,500            19
                                                                            ------------  ------------  ------------  ------------

LORD ABBETT SERIES FUND, INC. (0.1%)
  Growth and Income Portfolio (Cost $89,077)                                       3,361        91,339        89,180           106
  Mid-Cap Value Portfolio (Cost $41,275)                                           2,149        44,671        41,372           104
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $130,352)                                                          5,510       136,010       130,552           210
                                                                            ------------  ------------  ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Main Street Fund/VA - Service Shares
    Total (Cost $41,940)                                                           2,189        45,310        42,151           215
                                                                            ------------  ------------  ------------  ------------

PIMCO VARIABLE INSURANCE TRUST (2.2%)
  Total Return Portfolio - Administrative Class
    Total (Cost $2,890,082)                                                      281,555     2,959,142       463,071       840,056
                                                                            ------------  ------------  ------------  ------------

PUTNAM VARIABLE TRUST (0.9%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $1,935)                    447         2,220            --            24
  Putnam VT International Equity Fund - Class IB Shares (Cost $134,855)           11,951       175,803        41,472        31,398
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $703,373)                43,461       990,479       425,159        66,185
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $840,163)                                                         55,859     1,168,502       466,631        97,607
                                                                            ------------  ------------  ------------  ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.5%)
  All Cap Fund - Class I (Cost $1,008,780)                                        71,590     1,204,854       281,419       120,285
  Investors Fund - Class I (Cost $253,061)                                        22,487       310,550        76,544        43,976
  Small Cap Growth Fund - Class I (Cost $329,656)                                 30,129       424,522       127,961        82,776
  Total Return Fund - Class I (Cost $132,078)                                     12,210       137,608        77,957         4,322
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,723,575)                                                      136,416     2,077,534       563,881       251,359
                                                                            ------------  ------------  ------------  ------------

SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Dividend Strategy Portfolio (Cost $82,418)                         10,550        93,686         5,973         1,119
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $48,068)          4,221        51,198        10,598         4,986
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $130,486)                                                         14,771       144,884        16,571         6,105
                                                                            ------------  ------------  ------------  ------------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.1%)
  Strong Multi Cap Value Fund II
    Total (Cost $119,001)                                                         13,646       160,615         9,333        30,871
                                                                            ------------  ------------  ------------  ------------

7. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
THE TRAVELERS SERIES TRUST (16.4%)
  Convertible Securities Portfolio (Cost $45,274)                                  3,707  $     45,784  $     45,364  $         92
  Disciplined Mid Cap Stock Portfolio (Cost $1,221,963)                           80,777     1,596,147       377,566       141,547
  Equity Income Portfolio (Cost $6,857,455)                                      463,282     7,954,560     2,770,268       809,731
  Federated Stock Portfolio (Cost $149,694)                                       11,325       187,550        27,346         4,722
  Large Cap Portfolio (Cost $2,280,368)                                          159,711     2,224,774       597,102       514,567
  Lazard International Stock Portfolio (Cost $671,475)                            71,677       818,556       449,381       102,279
  Merrill Lynch Large Cap Core Portfolio (Cost $55,201)                            7,179        64,971        17,762        12,866
  MFS Emerging Growth Portfolio (Cost $41,464)                                     4,455        46,958        29,794           404
  MFS Mid Cap Growth Portfolio (Cost $1,190,143)                                 113,545       891,329       233,025       195,632
  MFS Value Portfolio (Cost $87,104)                                               7,765        95,665        99,686        12,885
  Pioneer Fund Portfolio (Cost $356,385)                                          24,971       300,403        30,610        35,243
  Social Awareness Stock Portfolio (Cost $423,698)                                19,468       473,080        50,611        34,148
  Travelers Quality Bond Portfolio (Cost $2,414,418)                             213,994     2,360,350       671,837       240,835
  U.S. Government Securities Portfolio (Cost $5,159,674)                         394,472     5,029,520       996,141     1,545,236
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $20,954,316)                                                   1,576,328    22,089,647     6,396,493     3,650,187
                                                                            ------------  ------------  ------------  ------------

TRAVELERS SERIES FUND INC. (9.7%)
  AIM Capital Appreciation Portfolio (Cost $37,020)                                4,065        43,496        10,641        16,288
  MFS Total Return Portfolio (Cost $4,760,309)                                   299,398     5,131,682     1,617,307       515,839
  Pioneer Strategic Income Portfolio (Cost $395,190)                              43,303       406,178       145,023       105,845
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $87,017)              8,685        86,933        86,586           574
  Smith Barney Aggressive Growth Portfolio (Cost $3,218,049)                     281,258     3,746,362     1,214,726       130,844
  Smith Barney High Income Portfolio (Cost $263,885)                              36,055       272,218       104,125        12,249
  Smith Barney International All Cap Growth Portfolio (Cost $478,838)             43,119       559,247       884,387       797,157
  Smith Barney Large Capitalization Growth Portfolio (Cost $1,149,763)            85,499     1,228,614       550,683       153,589
  Strategic Equity Portfolio (Cost $1,314,007)                                    94,557     1,658,533       153,480       260,499
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $11,704,078)                                                     895,939    13,133,263     4,766,958     1,992,884
                                                                            ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
  Comstock Portfolio - Class II Shares (Cost $80,745)                              6,297        86,199        79,948           207
  Emerging Growth Portfolio - Class II Shares (Cost $71,416)                       3,171        81,943        43,092        16,308
  Enterprise Portfolio - Class II Shares (Cost $1,550)                               120         1,635             2            12
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $153,711)                                                          9,588       169,777       123,042        16,527
                                                                            ------------  ------------  ------------  ------------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $67,310)                                                           6,489        73,972        79,844        49,810
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (4.6%)
  Asset Manager Portfolio - Service Class 2 (Cost $2,960,770)                    224,546     3,287,350       939,730       179,536
  Contrafund(R) Portfolio - Service Class 2 (Cost $2,375,576)                    109,802     2,893,282     1,514,811       797,186
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $5,336,346)                                                      334,348     6,180,632     2,454,541       976,722
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (1.8%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $178,955)        29,355       208,712        10,289        46,947
  Mid Cap Portfolio - Service Class 2 (Cost $1,688,104)                           77,097     2,303,658       972,159       196,115
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,867,059)                                                      106,452     2,512,370       982,448       243,062
                                                                            ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $120,298,976)                                                                     $134,999,713  $ 44,299,064  $ 16,378,955
                                                                                          ============  ============  ============

8. FINANCIAL HIGHLIGHTS

                                                                                                     EXPENSE            TOTAL
                                          YEAR               UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------    ------   -------------   -------  -------------  -----------   -----------------
CAPITAL APPRECIATION FUND                 2004      8,226   0.584 - 0.597     4,811          --     0.80 - 1.25       17.98 - 18.69
                                          2003      6,439   0.495 - 0.503     3,189        0.06     0.80 - 1.25       23.44 - 23.89
                                          2002      5,010   0.401 - 0.406     2,012        1.96     0.80 - 1.25   (26.01) - (25.78)
                                          2001      1,496   0.542 - 0.547       811        0.58     0.80 - 1.25   (27.05) - (26.58)

HIGH YIELD BOND TRUST                     2004      1,420   1.491 - 1.530     2,121        7.71     0.80 - 1.25         7.34 - 7.90
                                          2003      1,092   1.389 - 1.418     1,517        8.19     0.80 - 1.25       13.99 - 27.55
                                          2002        635           1.089       691       17.29            1.25                3.32
                                          2001        427           1.054       450        6.33            1.25                8.21

MANAGED ASSETS TRUST                      2004      3,692   1.176 - 1.206     4,341        2.48     0.80 - 1.25         8.09 - 8.55
                                          2003      3,215   1.088 - 1.111     3,498        2.97     0.80 - 1.25       20.49 - 21.02
                                          2002      2,441   0.903 - 0.918     2,205        6.67     0.80 - 1.25     (9.70) - (9.38)
                                          2001      2,126   1.000 - 1.013     2,127        2.84     0.80 - 1.25     (6.28) - (5.86)

MONEY MARKET PORTFOLIO                    2004      3,058   1.099 - 1.127     3,367        1.00     0.80 - 1.25       (0.18) - 0.18
                                          2003      3,794   1.101 - 1.125     4,185        0.78     0.80 - 1.25       (0.54) - 0.00
                                          2002      3,488   1.107 - 1.125     3,864        1.37     0.80 - 1.25         0.18 - 0.54
                                          2001      2,703   1.105 - 1.119     2,989        3.35     0.80 - 1.25         2.50 - 2.94
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund -          2004         --   0.787 - 0.800        --          --     0.80 - 1.25         4.38 - 4.85
    Series I                              2003         23   0.754 - 0.763        17        0.28     0.80 - 1.25       23.61 - 24.07
                                          2002         26   0.610 - 0.615        16        0.63     0.80 - 1.25   (30.74) - (20.05)
                                          2001          3           0.888         3        0.13            0.80             (11.20)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2004         12   1.105 - 1.109        13        0.37     0.80 - 1.25       10.90 - 11.39

  Growth Fund - Class 2 Shares            2004         92   1.088 - 1.091       100        0.25     0.80 - 1.25        8.34 - 10.46

  Growth-Income Fund - Class 2 Shares     2004        144   1.079 - 1.082       156        1.62     0.80 - 1.25         2.08 - 8.20
CITISTREET FUNDS, INC.
  CitiStreet Diversified Bond Fund -      2004     16,067   1.325 - 1.360    21,320        3.55     0.80 - 1.25         3.35 - 3.82
    Class I                               2003     10,658   1.282 - 1.310    13,680        4.30     0.80 - 1.25         4.23 - 4.72
                                          2002      8,356   1.230 - 1.251    10,286        4.25     0.80 - 1.25         7.61 - 8.12
                                          2001      3,247           1.143     3,710        4.55            1.25                5.54

  CitiStreet International Stock Fund -   2004      9,029   0.998 - 1.024     9,021        1.43     0.80 - 1.25       13.41 - 13.90
    Class I                               2003      6,821   0.880 - 0.899     6,008        0.84     0.80 - 1.25       28.47 - 28.98
                                          2002      4,776   0.685 - 0.697     3,275        0.65     0.80 - 1.25   (23.29) - (22.90)
                                          2001      1,528           0.904     1,364        1.21            1.25             (22.42)

  CitiStreet Large Company Stock Fund -   2004     18,306   0.726 - 0.746    13,310        0.89     0.80 - 1.25         8.68 - 9.22
    Class I                               2003     12,605   0.668 - 0.683     8,433        0.74     0.80 - 1.25       26.52 - 27.19
                                          2002      8,184   0.528 - 0.537     4,327        0.68     0.80 - 1.25   (23.81) - (23.50)
                                          2001      2,769           0.693     1,919        0.91            1.25             (16.81)

  CitiStreet Small Company Stock Fund -   2004      3,829   1.924 - 1.974     7,371        0.12     0.80 - 1.25       13.51 - 13.97
    Class I                               2003      2,824   1.695 - 1.732     4,788        0.14     0.80 - 1.25       41.37 - 41.97
                                          2002      1,541   1.199 - 1.220     1,849        0.55     0.80 - 1.25   (24.69) - (24.32)
                                          2001        530           1.592       844        0.05            1.25                0.32

                                                                                                     EXPENSE            TOTAL
                                          YEAR               UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------    ------   -------------   -------  -------------  -----------   -----------------
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
   Portfolio                              2004        116   1.377 - 1.412       161        0.29     0.80 - 1.25       23.39 - 23.86
                                          2003        121   1.116 - 1.140       135          --     0.80 - 1.25       41.09 - 41.79
                                          2002        113   0.791 - 0.804        90        0.18     0.80 - 1.25      (12.69) - 4.15
                                          2001        120           0.906       109          --            1.25             (10.74)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard     2004        715   2.310 - 2.368     1,656        1.87     0.80 - 1.25       29.78 - 30.40
    Class                                 2003        561   1.780 - 1.816     1,000        2.01     0.80 - 1.25       32.34 - 32.94
                                          2002        299   1.345 - 1.366       402        1.76     0.80 - 1.25       (6.63) - 3.22
                                          2001        107           1.303       139        1.73            1.25                7.42
  Delaware VIP Small Cap Value Series -
    Standard Class                        2004        641   1.998 - 2.050     1,282        0.19     0.80 - 1.25       20.00 - 20.52
                                          2003        537   1.665 - 1.701       895        0.35     0.80 - 1.25       40.15 - 40.81
                                          2002        304   1.188 - 1.208       362        0.36     0.80 - 1.25    (14.63) - (6.75)
                                          2001         97           1.274       123        0.53            1.25               10.49
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                        2004        770   0.966 - 0.992       747        1.83     0.80 - 1.25         3.76 - 4.20
                                          2003        654   0.931 - 0.952       610        1.45     0.80 - 1.25       19.67 - 20.20
                                          2002        633   0.778 - 0.792       493        1.25     0.80 - 1.25   (17.76) - (17.33)
                                          2001        547   0.946 - 0.958       518        0.85     0.80 - 1.25   (10.50) - (10.05)
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares            2004      1,706   1.464 - 1.503     2,502        0.21     0.80 - 1.25        9.91 - 10.51
                                          2003      1,514   1.332 - 1.360     2,019        0.04     0.80 - 1.25       30.08 - 30.64
                                          2002        941   1.024 - 1.041       964        0.05     0.80 - 1.25   (20.12) - (19.80)
                                          2001        558   1.282 - 1.298       716        0.46     0.80 - 1.25     (7.30) - (6.89)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund -         2004         85   1.335 - 1.345       113        0.78     0.80 - 1.25       11.25 - 11.71
    Class 2 Shares                        2003         42   1.200 - 1.204        50        0.12     0.80 - 1.25        2.91 - 20.40
  Templeton Developing Markets
    Securities Fund - Class 2 Shares      2004         48   1.230 - 1.234        59        0.07     0.80 - 1.25       23.40 - 26.67
  Templeton Foreign Securities Fund -
    Class 2 Shares                        2004         79   1.153 - 1.156        91        0.13     0.80 - 1.25       11.37 - 15.60
  Templeton Growth Securities Fund -
    Class 2 Shares                        2004        322   1.123 - 1.126       362        0.46     0.80 - 1.25       12.60 - 16.13
GREENWICH STREET SERIES FUND

                                                                                                     EXPENSE            TOTAL
                                          YEAR               UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------    ------   -------------   -------  -------------  -----------   -----------------
GREENWICH STREET SERIES FUND
(CONTINUED)
  Appreciation Portfolio                  2004      1,764   1.013 - 1.029     1,787        1.15     0.80 - 1.25         7.54 - 7.86
                                          2003      1,684   0.942 - 0.954     1,587        0.76     0.80 - 1.25       22.98 - 23.58
                                          2002        891   0.766 - 0.772       682        3.39     0.80 - 1.25   (18.60) - (18.13)
                                          2001          7   0.941 - 0.943         7        0.77     0.80 - 1.25       (5.70) - 6.92

  Equity Index Portfolio - Class II       2004      6,262   0.921 - 0.945     5,771        1.52     0.80 - 1.25         8.87 - 9.38
    Shares                                2003      4,945   0.846 - 0.864     4,187        1.19     0.80 - 1.25       26.08 - 26.69
                                          2002      2,988   0.671 - 0.682     2,005        2.70     0.80 - 1.25   (23.31) - (23.02)
                                          2001      1,010   0.875 - 0.886       884        0.71     0.80 - 1.25   (13.45) - (13.05)

  Fundamental Value Portfolio             2004      2,500   1.048 - 1.065     2,622        0.69     0.80 - 1.25         6.83 - 7.36
                                          2003      2,016   0.981 - 0.992     1,978        0.81     0.80 - 1.25       37.01 - 37.40
                                          2002        971   0.716 - 0.722       695        2.01     0.80 - 1.25   (22.26) - (20.92)
                                          2001        136   0.921 - 0.924       125        0.51     0.80 - 1.25     (7.60) - (4.36)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares     2004        416   1.062 - 1.080       443        2.16     0.80 - 1.25         6.95 - 7.46
                                          2003        442   0.993 - 1.005       440        1.95     0.80 - 1.25       12.33 - 15.78
                                          2002        219   0.884 - 0.891       193        5.07     0.80 - 1.25     (7.92) - (7.38)
                                          2001         13   0.960 - 0.962        12        1.21     0.80 - 1.25     (3.80) - (0.72)

  Mid Cap Growth Portfolio - Service      2004        185   0.865 - 0.880       161          --     0.80 - 1.25       18.98 - 19.57
    Shares                                2003        136   0.727 - 0.736        99          --     0.80 - 1.25       33.58 - 35.89
                                          2002         37           0.551        20          --            0.80    (28.63) - (1.25)
                                          2001          3           0.772         2          --            0.80             (22.80)

  Worldwide Growth Portfolio - Service    2004        810   0.565 - 0.577       458        0.92     0.80 - 1.25         3.29 - 3.78
    Shares                                2003        818   0.547 - 0.556       448        0.87     0.80 - 1.25       22.10 - 22.74
                                          2002        757   0.448 - 0.453       339        0.66     0.80 - 1.25   (26.56) - (26.34)
                                          2001        615   0.610 - 0.615       376        0.28     0.80 - 1.25    (23.65) - (7.10)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio   2004          5   1.123 - 1.127         5          --     0.80 - 1.25       12.70 - 13.78
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio             2004         82   1.107 - 1.111        91        4.68     0.80 - 1.25        6.96 - 11.10

  Mid-Cap Value Portfolio                 2004         38   1.161 - 1.165        45        0.50     0.80 - 1.25       14.95 - 16.50
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Fund/VA -
    Service Shares                        2004         42   1.075 - 1.078        45          --     0.80 - 1.25         6.23 - 7.80
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio -                2004      2,423   1.220 - 1.240     2,959        1.88     0.80 - 1.25         3.57 - 4.03
    Administrative Class                  2003      2,791   1.178 - 1.192     3,287        2.79     0.80 - 1.25         3.79 - 4.20
                                          2002      1,438   1.135 - 1.144     1,633        4.14     0.80 - 1.25         2.97 - 7.69
                                          2001         27   1.054 - 1.057        28        2.59     0.80 - 1.25         0.00 - 5.70

                                                                                                     EXPENSE            TOTAL
                                          YEAR               UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------    ------   -------------   -------  -------------  -----------   -----------------
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                       2004          3   0.776 - 0.789         2          --     0.80 - 1.25         6.30 - 6.77
                                          2003          3   0.730 - 0.739         2          --     0.80 - 1.25       12.14 - 31.03
                                          2002          1           0.564         1          --            0.80             (30.20)
                                          2001          1           0.808         1          --            0.80             (19.20)
  Putnam VT International Equity Fund -
    Class IB Shares                       2004        173   1.016 - 1.033       176        1.52     0.80 - 1.25       14.67 - 15.16
                                          2003        162   0.886 - 0.897       143        0.56     0.80 - 1.25       26.93 - 31.14
                                          2002        113   0.698 - 0.703        79        0.24     0.80 - 1.25   (18.65) - (18.35)
                                          2001         10   0.858 - 0.861         9          --     0.80 - 1.25      (13.90) - 1.66
  Putnam VT Small Cap Value Fund -
    Class IB Shares                       2004        610   1.620 - 1.647       990        0.27     0.80 - 1.25       24.62 - 25.25
                                          2003        348   1.300 - 1.315       453        0.34     0.80 - 1.25       47.90 - 48.42
                                          2002        286   0.879 - 0.886       252        0.01     0.80 - 1.25   (22.35) - (18.94)
                                          2001          4   1.090 - 1.093         5          --     0.80 - 1.25         9.30 - 9.66
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                  2004        775   1.555 - 1.596     1,205        0.58     0.80 - 1.25         6.95 - 7.40
                                          2003        662   1.454 - 1.486       962        0.35     0.80 - 1.25        4.94 - 37.30
                                          2002        388           1.059       410        0.54            1.25             (26.00)
                                          2001        275           1.431       393        1.11            1.25                0.63

  Investors Fund - Class I                2004        245   1.265 - 1.298       311        1.61     0.80 - 1.25         9.05 - 9.54
                                          2003        218   1.160 - 1.185       253        1.64     0.80 - 1.25       30.63 - 31.23
                                          2002        173   0.888 - 0.903       154        1.42     0.80 - 1.25   (23.97) - (23.67)
                                          2001        157           1.168       183        1.06            1.25              (5.35)

  Small Cap Growth Fund - Class I         2004        406   1.046 - 1.064       425          --     0.80 - 1.25       13.70 - 14.16
                                          2003        355   0.920 - 0.932       326          --     0.80 - 1.25       46.96 - 47.70
                                          2002        142   0.626 - 0.631        89          --     0.80 - 1.25   (35.53) - (35.22)
                                          2001         86   0.971 - 0.974        83          --     0.80 - 1.25      (2.60) - 14.50

  Total Return Fund - Class I             2004        117           1.178       138        2.35            1.25                7.38
                                          2003         55           1.097        60        1.94            1.25               14.51
                                          2002         60           0.958        57        1.45            1.25              (8.06)
                                          2001         60           1.042        62        5.02            1.25              (2.07)
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy          2004        115   0.814 - 0.828        94        0.97     0.80 - 1.25         2.13 - 2.60
    Portfolio                             2003        109   0.797 - 0.807        87        0.54     0.80 - 1.25        5.91 - 22.46
                                          2002         74   0.654 - 0.659        48        1.97     0.80 - 1.25    (26.53) - (9.79)
                                          2001          2           0.897         2          --            0.80             (10.30)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                  2004         59   0.872 - 0.887        51          --     0.80 - 1.25         1.63 - 2.07
                                          2003         52   0.858 - 0.869        44          --     0.80 - 1.25        4.63 - 33.28
                                          2002          2           0.652         1        0.06            0.80             (27.39)
                                          2001          2           0.898         2          --            0.80             (10.20)
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Multi Cap Value Fund II          2004        140   1.146 - 1.175       161          --     0.80 - 1.25       15.29 - 15.88
                                          2003        159   0.994 - 1.014       158        0.10     0.80 - 1.25       36.73 - 37.21
                                          2002        164   0.727 - 0.739       119        0.60     0.80 - 1.25      (24.11) - 2.64
                                          2001        115           0.958       111        0.01            1.25                2.79

                                                                                                     EXPENSE            TOTAL
                                          YEAR               UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------    ------   -------------   -------  -------------  -----------   -----------------
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio        2004         44   1.037 - 1.040        46        7.59     0.80 - 1.25         3.08 - 4.00

  Disciplined Mid Cap Stock Portfolio     2004      1,006   1.585 - 1.625     1,596        0.30     0.80 - 1.25       15.02 - 15.58
                                          2003        860   1.378 - 1.406     1,186        0.35     0.80 - 1.25       32.12 - 32.64
                                          2002        530   1.043 - 1.060       554        0.79     0.80 - 1.25   (15.41) - (15.00)
                                          2001        191   1.233 - 1.247       236        0.37     0.80 - 1.25     (5.23) - (4.81)

  Equity Income Portfolio                 2004      6,577   1.208 - 1.240     7,955        1.50     0.80 - 1.25         8.54 - 9.06
                                          2003      5,129   1.113 - 1.137     5,714        1.10     0.80 - 1.25       29.57 - 30.09
                                          2002      3,173   0.859 - 0.874     2,729        1.92     0.80 - 1.25   (15.03) - (14.65)
                                          2001        948   1.011 - 1.024       960        1.52     0.80 - 1.25     (7.76) - (7.33)

  Federated Stock Portfolio               2004        173   1.085 - 1.113       188        1.57     0.80 - 1.25         9.15 - 9.66
                                          2003        151   0.994 - 1.015       150        2.17     0.80 - 1.25       25.98 - 26.56
                                          2002         70   0.789 - 0.802        55        4.61     0.80 - 1.25    (20.30) - (1.60)
                                          2001         20           0.990        20          --            1.25                8.67

  Large Cap Portfolio                     2004      2,676   0.830 - 0.852     2,225        0.84     0.80 - 1.25         5.20 - 5.58
                                          2003      2,556   0.789 - 0.807     2,019        0.45     0.80 - 1.25       23.09 - 23.77
                                          2002      2,100   0.641 - 0.652     1,347        0.61     0.80 - 1.25   (23.78) - (23.38)
                                          2001      1,472   0.841 - 0.851     1,239        0.58     0.80 - 1.25   (18.35) - (18.02)

  Lazard International Stock Portfolio    2004        864   0.947 - 0.971       819        1.77     0.80 - 1.25       14.37 - 14.78
                                          2003        453   0.828 - 0.846       375        2.16     0.80 - 1.25       26.99 - 27.60
                                          2002        384   0.652 - 0.663       250        5.71     0.80 - 1.25   (14.10) - (13.67)
                                          2001         30   0.759 - 0.768        23        0.12     0.80 - 1.25   (27.09) - (26.79)

  Merrill Lynch Large Cap Core            2004         74           0.874        65        0.53            1.25               14.40
    Portfolio                             2003         68           0.764        52        1.47            1.25               19.75
                                          2002         42           0.638        27        1.87            1.25             (26.07)
                                          2001          8           0.863         7        0.04            1.25             (23.43)

  MFS Emerging Growth Portfolio           2004         63   0.749 - 0.761        47          --     0.80 - 1.25       11.46 - 11.75
                                          2003         19   0.672 - 0.681        13          --     0.80 - 1.25       27.51 - 28.25
                                          2002         22   0.527 - 0.531        12          --     0.80 - 1.25    (34.77) - (4.87)
                                          2001          2           0.814         2          --            0.80             (18.60)

  MFS Mid Cap Growth Portfolio            2004        887   1.003 - 1.029       891          --     0.80 - 1.25       12.70 - 13.20
                                          2003        842   0.890 - 0.909       750          --     0.80 - 1.25       35.26 - 36.08
                                          2002        590   0.658 - 0.668       389          --     0.80 - 1.25   (49.42) - (49.28)
                                          2001        622   1.301 - 1.317       809          --     0.80 - 1.25   (24.62) - (24.27)

  MFS Value Portfolio                     2004         85   1.123 - 1.127        96        2.03     0.80 - 1.25       12.64 - 12.93

  Pioneer Fund Portfolio                  2004        364   0.825 - 0.847       300        0.91     0.80 - 1.25        9.71 - 10.29
                                          2003        366   0.752 - 0.768       276        1.51     0.80 - 1.25       22.28 - 22.88
                                          2002        359   0.615 - 0.625       221        6.93     0.80 - 1.25   (31.13) - (27.33)
                                          2001        393           0.893       350        2.29            1.25             (23.94)

                                                                                                     EXPENSE            TOTAL
                                          YEAR               UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------    ------   -------------   -------  -------------  -----------   -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Social Awareness Stock Portfolio        2004        525   0.901 - 0.925       473        0.77     0.80 - 1.25         4.89 - 5.47
                                          2003        504   0.859 - 0.877       433        0.60     0.80 - 1.25       27.26 - 27.84
                                          2002        462   0.675 - 0.686       312        1.21     0.80 - 1.25   (25.74) - (25.52)
                                          2001        174   0.909 - 0.921       158        0.42     0.80 - 1.25   (16.76) - (16.27)

  Travelers Quality Bond Portfolio        2004      1,877   1.257 - 1.290     2,360        5.05     0.80 - 1.25         2.03 - 2.46
                                          2003      1,597   1.232 - 1.259     1,968        5.05     0.80 - 1.25         5.66 - 6.16
                                          2002        979   1.166 - 1.186     1,142       10.45     0.80 - 1.25         4.48 - 4.96
                                          2001        296   1.116 - 1.130       331        4.08     0.80 - 1.25         5.78 - 6.30

  U.S. Government Securities Portfolio    2004      3,689   1.360 - 1.396     5,030        4.31     0.80 - 1.25         4.78 - 5.28
                                          2003      4,227   1.298 - 1.326     5,494        5.33     0.80 - 1.25         1.49 - 1.92
                                          2002      3,263   1.279 - 1.301     4,181       11.60     0.80 - 1.25       12.19 - 12.74
                                          2001        515   1.140 - 1.154       587        4.61     0.80 - 1.25         4.49 - 5.00
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio      2004         50   0.872 - 0.887        43        0.14     0.80 - 1.25         5.06 - 9.24
                                          2003         56   0.830 - 0.840        46          --     0.80 - 1.25       27.69 - 28.44
                                          2002         66   0.650 - 0.654        43          --     0.80 - 1.25    (24.57) - (4.97)
                                          2001          2           0.867         2          --            0.80             (13.30)

  MFS Total Return Portfolio              2004      3,831   1.336 - 1.371     5,132        3.02     0.80 - 1.25       10.05 - 10.56
                                          2003      3,114   1.214 - 1.240     3,784        2.50     0.80 - 1.25       15.07 - 15.56
                                          2002      2,436   1.055 - 1.073     2,572        9.23     0.80 - 1.25     (6.39) - (5.96)
                                          2001        866   1.127 - 1.141       977        2.78     0.80 - 1.25       (1.31) - 3.35

  Pioneer Strategic Income Portfolio      2004        294   1.380 - 1.415       406        6.93     0.80 - 1.25        9.61 - 10.12
                                          2003        281   1.259 - 1.285       354       10.37     0.80 - 1.25       17.99 - 18.54
                                          2002        104   1.067 - 1.084       111       37.42     0.80 - 1.25         1.59 - 4.61
                                          2001         30           1.020        31        8.76            1.25              (0.10)
  SB Adjustable Rate Income Portfolio -
    Class I Shares                        2004         87   0.999 - 1.005        87        1.97     0.80 - 1.25         0.30 - 0.40
                                          2003          1           1.001         1        0.34            0.80                0.10

  Smith Barney Aggressive Growth          2004      4,122   0.908 - 0.923     3,746          --     0.80 - 1.25         8.61 - 9.10
    Portfolio                             2003      2,823   0.836 - 0.846     2,362          --     0.80 - 1.25       32.91 - 33.44
                                          2002        787   0.629 - 0.634       495          --     0.80 - 1.25   (33.51) - (33.19)
                                          2001        354   0.946 - 0.949       335          --     0.80 - 1.25      (8.51) - 13.25

  Smith Barney High Income Portfolio      2004        238   1.137 - 1.166       272        9.74     0.80 - 1.25         9.01 - 9.48
                                          2003        170   1.043 - 1.065       178        7.51     0.80 - 1.25       25.97 - 26.48
                                          2002        131   0.828 - 0.842       109       35.13     0.80 - 1.25     (4.39) - (3.99)
                                          2001         70   0.866 - 0.877        61       11.65     0.80 - 1.25     (5.04) - (4.47)

                                                                                                     EXPENSE            TOTAL
                                          YEAR               UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------    ------   -------------   -------  -------------  -----------   -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney International All Cap
    Growth Portfolio                      2004        649   0.860 - 0.883       559        0.84     0.80 - 1.25       16.37 - 16.95
                                          2003        545   0.739 - 0.755       403        2.31     0.80 - 1.25       25.89 - 26.47
                                          2002        314   0.587 - 0.597       184        0.91     0.80 - 1.25   (26.63) - (26.30)
                                          2001        279   0.800 - 0.810       223          --     0.80 - 1.25   (32.03) - (31.70)
  Smith Barney Large Capitalization
    Growth Portfolio                      2004      1,277   0.961 - 0.987     1,229        0.40     0.80 - 1.25     (0.93) - (0.40)
                                          2003        860   0.970 - 0.991       835        0.03     0.80 - 1.25        1.33 - 45.65
                                          2002        331           0.666       221        0.43            1.25             (25.67)
                                          2001        214           0.896       192          --            1.25             (13.60)

  Strategic Equity Portfolio              2004      1,976   0.838 - 0.861     1,659        1.40     0.80 - 1.25         8.83 - 9.40
                                          2003      2,119   0.770 - 0.787     1,633          --     0.80 - 1.25       30.95 - 31.61
                                          2002      2,011   0.588 - 0.598     1,184        0.65     0.80 - 1.25   (34.45) - (34.14)
                                          2001      1,426   0.897 - 0.908     1,280        0.20     0.80 - 1.25   (14.41) - (14.10)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares    2004         59   1.453 - 1.464        86        0.06     0.80 - 1.25       11.77 - 16.47
                                          2003          1           1.257         1          --            0.80               25.70

  Emerging Growth Portfolio - Class II    2004        114   0.717 - 0.729        82          --     0.80 - 1.25         5.44 - 5.96
    Shares                                2003         71   0.680 - 0.688        48          --     0.80 - 1.25       26.01 - 27.58
                                          2002          4           0.546         2        0.05            0.80             (33.17)
                                          2001          4           0.817         3          --            0.80             (18.30)

  Enterprise Portfolio - Class II         2004          2           0.817         2        0.13            0.80                2.90
    Shares                                2003          2           0.794         2        0.27            0.80        3.39 - 24.65
                                          2002          2           0.637         1        0.18            0.80             (30.08)
                                          2001          2           0.911         2          --            0.80              (8.90)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio               2004         66   1.112 - 1.130        74        0.12     0.80 - 1.25       11.11 - 14.60
                                          2003         39   0.974 - 0.986        38          --     0.80 - 1.25       40.14 - 40.86
                                          2002         17   0.695 - 0.700        12          --     0.80 - 1.25   (26.53) - (26.24)
                                          2001         17   0.946 - 0.949        16          --     0.80 - 1.25     (6.24) - (5.10)
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio - Service       2004      3,391   0.969 - 0.990     3,287        2.22     0.80 - 1.25         3.86 - 4.32
    Class 2                               2003      2,612   0.933 - 0.949     2,437        2.78     0.80 - 1.25       16.19 - 16.73
                                          2002      1,767   0.803 - 0.813     1,419        1.58     0.80 - 1.25    (10.18) - (9.67)
                                          2001        294           0.894       263        3.26            1.25              (5.60)

  Contrafund(R) Portfolio - Service       2004      2,375   1.217 - 1.238     2,893        0.16     0.80 - 1.25       13.74 - 14.31
    Class 2                               2003      1,703   1.070 - 1.083     1,824        0.22     0.80 - 1.25       26.63 - 27.11
                                          2002        741   0.845 - 0.852       627        0.11     0.80 - 1.25      (10.77) - 0.83
                                          2001         25   0.947 - 0.950        23          --     0.80 - 1.25       (5.00) - 3.84

                                                                                                     EXPENSE            TOTAL
                                          YEAR               UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)         RETURN(3)
                                         ENDED     UNITS      LOWEST TO     ASSETS      INCOME      LOWEST TO         LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                         ------    ------   -------------   -------  -------------  -----------   -----------------
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation
    Portfolio - Service Class 2           2004        219   0.950 - 0.966       209          --     0.80 - 1.25         0.00 - 0.42
                                          2003        261   0.950 - 0.962       248          --     0.80 - 1.25       23.38 - 23.97
                                          2002         67   0.770 - 0.776        52        0.61     0.80 - 1.25     (8.55) - (8.27)
                                          2001          4   0.846 - 0.846         3          --     0.80 - 0.80      (15.40) - 1.68

  Mid Cap Portfolio - Service Class 2     2004      1,497   1.537 - 1.563     2,304          --     0.80 - 1.25       23.06 - 23.66
                                          2003        884   1.249 - 1.264     1,105        0.17     0.80 - 1.25       36.65 - 37.24
                                          2002        338   0.914 - 0.921       309        0.28     0.80 - 1.25      (11.18) - 1.10
                                          2001         34   1.029 - 1.032        35          --     0.80 - 1.25         3.20 - 4.26

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                             CAPITAL APPRECIATION                HIGH YIELD                  MANAGED ASSETS
                                                     FUND                        BOND TRUST                       TRUST
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     6,438,650     5,010,161       1,091,819        634,852       3,215,283      2,441,363
Accumulation units purchased and
  transferred from other funding options     2,635,744     2,800,433         423,837        641,924         931,084        858,085
Accumulation units redeemed and
  transferred to other funding options .      (848,515)   (1,371,944)        (95,948)      (184,957)       (454,309)       (84,165)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     8,225,879     6,438,650       1,419,708      1,091,819       3,692,058      3,215,283
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                                                  AIM V.I.
                                                  MONEY MARKET                 PREMIER EQUITY                  GLOBAL GROWTH
                                                   PORTFOLIO                   FUND - SERIES I             FUND - CLASS 2 SHARES
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     3,793,690     3,487,584          22,659         25,659              --             --
Accumulation units purchased and
  transferred from other funding options     1,013,401     3,882,346              --         (3,000)         11,707             --
Accumulation units redeemed and
  transferred to other funding options .    (1,748,910)   (3,576,240)        (22,659)            --              --             --
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,058,181     3,793,690              --         22,659          11,707             --
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                 GROWTH FUND -                  GROWTH-INCOME             CITISTREET DIVERSIFIED
                                                CLASS 2 SHARES              FUND - CLASS 2 SHARES          BOND FUND - CLASS I
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................            --            --              --             --      10,657,754      8,355,832
Accumulation units purchased and
  transferred from other funding options        92,103            --         146,859             --       6,552,135      3,557,132
Accumulation units redeemed and
  transferred to other funding options .            --            --          (2,525)            --      (1,142,991)    (1,255,210)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................        92,103            --         144,334             --      16,066,898     10,657,754
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                                                                            CITISTREET SMALL
                                           CITISTREET INTERNATIONAL       CITISTREET LARGE COMPANY            COMPANY STOCK
                                             STOCK FUND - CLASS I           STOCK FUND - CLASS I              FUND - CLASS I
                                         ----------------------------   ----------------------------  -----------------------------
                                             2004           2003            2004          2003            2004           2003
Accumulation and annuity units
  beginning of year ....................     6,821,202     4,776,214      12,604,714      8,184,385       2,823,518      1,540,531
Accumulation units purchased and
  transferred from other funding options     3,372,490     2,696,337       7,173,772      5,147,688       1,426,088      1,426,480
Accumulation units redeemed and
  transferred to other funding options .    (1,164,778)     (651,349)     (1,472,061)      (727,359)       (420,709)      (143,493)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     9,028,914     6,821,202      18,306,425     12,604,714       3,828,897      2,823,518
                                           ===========   ===========     ===========    ===========     ===========    ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                 CREDIT SUISSE                   DELAWARE VIP                  DELAWARE VIP
                                                 TRUST EMERGING                 REIT SERIES -                SMALL CAP VALUE
                                               MARKETS PORTFOLIO               STANDARD CLASS            SERIES - STANDARD CLASS
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       121,050       113,057         561,171        298,894         537,239        304,305
Accumulation units purchased and
  transferred from other funding options        83,311       731,816         304,924        295,739         142,413        247,090
Accumulation units redeemed and
  transferred to other funding options .       (88,102)     (723,823)       (151,323)       (33,462)        (38,418)       (14,156)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................       116,259       121,050         714,772        561,171         641,234        537,239
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                  DREYFUS VIF                   DREYFUS VIF                   MUTUAL SHARES
                                            APPRECIATION PORTFOLIO -         DEVELOPING LEADERS             SECURITIES FUND -
                                                INITIAL SHARES           PORTFOLIO - INITIAL SHARES           CLASS 2 SHARES
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       653,740       632,769       1,514,473        940,560          41,600             --
Accumulation units purchased and
  transferred from other funding options       230,206        95,715         368,435      1,047,195          64,135         41,600
Accumulation units redeemed and
  transferred to other funding options .      (112,463)      (73,431)       (177,066)      (473,282)        (20,863)            --
Annuity units ..........................        (1,192)       (1,313)             --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................       770,291       653,740       1,705,842      1,514,473          84,872         41,600
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                  TEMPLETON
                                              DEVELOPING MARKETS                 TEMPLETON                      TEMPLETON
                                               SECURITIES FUND -            FOREIGN SECURITIES             GROWTH SECURITIES
                                                CLASS 2 SHARES             FUND - CLASS 2 SHARES          FUND - CLASS 2 SHARES
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................            --            --              --             --              --             --
Accumulation units purchased and
  transferred from other funding options        47,605            --          79,159             --         336,506             --
Accumulation units redeemed and
  transferred to other funding options .            --            --              --             --         (14,536)            --
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................        47,605            --          79,159             --         321,970             --
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                                                EQUITY INDEX
                                                                                PORTFOLIO -                 FUNDAMENTAL VALUE
                                            APPRECIATION PORTFOLIO            CLASS II SHARES                   PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     1,683,646       890,601       4,945,495      2,988,218       2,015,654        970,768
Accumulation units purchased and
  transferred from other funding options       248,344       854,280       1,812,566      2,437,077         666,780      1,119,570
Accumulation units redeemed and
  transferred to other funding options .      (168,018)      (61,235)       (492,674)      (475,605)       (182,908)       (74,684)
Annuity units ..........................            --            --          (3,826)        (4,195)             --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,763,972     1,683,646       6,261,561      4,945,495       2,499,526      2,015,654
                                           ===========   ===========     ===========    ===========     ===========    ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                               MID CAP GROWTH                WORLDWIDE GROWTH
                                               BALANCED PORTFOLIO -              PORTFOLIO -                    PORTFOLIO -
                                                 SERVICE SHARES                 SERVICE SHARES                 SERVICE SHARES
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       442,288       218,744         136,259         36,784         818,495        757,378
Accumulation units purchased and
  transferred from other funding options        33,223       261,224          55,809         99,707          95,319         88,502
Accumulation units redeemed and
  transferred to other funding options .       (59,300)      (37,680)         (7,168)          (232)       (103,783)       (27,385)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................       416,211       442,288         184,900        136,259         810,031        818,495
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                              LAZARD RETIREMENT              GROWTH AND INCOME                MID-CAP VALUE
                                             SMALL CAP PORTFOLIO                 PORTFOLIO                      PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................            --            --              --             --              --             --
Accumulation units purchased and
  transferred from other funding options         4,533            --          82,477             --          38,456             --
Accumulation units redeemed and
  transferred to other funding options .            --            --              --             --              --             --
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................         4,533            --          82,477             --          38,456             --
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                 OPPENHEIMER                   TOTAL RETURN                     PUTNAM VT
                                            MAIN STREET FUND/VA -               PORTFOLIO -                  DISCOVERY GROWTH
                                                SERVICE SHARES             ADMINISTRATIVE CLASS           FUND - CLASS IB SHARES
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................            --            --       2,790,847      1,437,969           2,846          1,000
Accumulation units purchased and
  transferred from other funding options        42,148            --         329,346      1,500,472              --          7,383
Accumulation units redeemed and
  transferred to other funding options .            --            --        (697,130)      (147,594)             --         (5,537)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................        42,148            --       2,423,063      2,790,847           2,846          2,846
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                   PUTNAM VT                      PUTNAM VT
                                             INTERNATIONAL EQUITY              SMALL CAP VALUE                    ALL CAP
                                             FUND - CLASS IB SHARES        FUND - CLASS IB SHARES             FUND - CLASS I
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       161,751       113,279         348,167        285,703         661,815        387,617
Accumulation units purchased and
  transferred from other funding options        43,464       110,517         282,454        102,006         188,303        294,193
Accumulation units redeemed and
  transferred to other funding options .       (32,372)      (62,045)        (20,331)       (39,542)        (75,612)       (19,995)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................       172,843       161,751         610,290        348,167         774,506        661,815
                                           ===========   ===========     ===========    ===========     ===========    ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                   INVESTORS                  SMALL CAP GROWTH                TOTAL RETURN
                                                FUND - CLASS I                  FUND - CLASS I                FUND - CLASS I
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       218,111       173,037         354,641        141,960          54,550         59,722
Accumulation units purchased and
  transferred from other funding options        42,439        79,396          90,392        296,559          64,984         12,930
Accumulation units redeemed and
  transferred to other funding options .       (15,190)      (34,322)        (39,356)       (83,878)         (2,743)       (18,102)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................       245,360       218,111         405,677        354,641         116,791         54,550
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                                                SMITH BARNEY
                                                 SMITH BARNEY               PREMIER SELECTIONS
                                              DIVIDEND STRATEGY               ALL CAP GROWTH                STRONG MULTI CAP
                                                  PORTFOLIO                      PORTFOLIO                   VALUE FUND II
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       108,732        73,910          51,540          2,000         159,322        164,027
Accumulation units purchased and
  transferred from other funding options         6,260        41,367          12,564         49,540              --         30,603
Accumulation units redeemed and
  transferred to other funding options .            --        (6,545)         (5,393)            --         (19,381)       (35,308)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................       114,992       108,732          58,711         51,540         139,941        159,322
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                            CONVERTIBLE SECURITIES           DISCIPLINED MID CAP               EQUITY INCOME
                                                   PORTFOLIO                   STOCK PORTFOLIO                   PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................            --            --         860,152        530,395       5,128,596      3,173,368
Accumulation units purchased and
  transferred from other funding options        44,156            --         238,149        377,676       2,030,365      2,428,713
Accumulation units redeemed and
  transferred to other funding options .            --            --         (92,138)       (47,919)       (582,349)      (473,485)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................        44,156            --       1,006,163        860,152       6,576,612      5,128,596
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                FEDERATED STOCK                   LARGE CAP                LAZARD INTERNATIONAL
                                                   PORTFOLIO                      PORTFOLIO                   STOCK PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       150,641        69,680       2,555,712      2,100,125         453,270        384,064
Accumulation units purchased and
  transferred from other funding options        24,769        92,084         561,677        518,124         437,607         72,073
Accumulation units redeemed and
  transferred to other funding options .        (2,693)      (11,123)       (441,054)       (62,537)        (26,393)        (2,867)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................       172,717       150,641       2,676,335      2,555,712         864,484        453,270
                                           ===========   ===========     ===========    ===========     ===========    ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                MERRILL LYNCH
                                                LARGE CAP CORE                  MFS EMERGING                   MFS MID CAP
                                                  PORTFOLIO                   GROWTH PORTFOLIO               GROWTH PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................        68,317        41,538          19,176         21,936         841,953        590,223
Accumulation units purchased and
  transferred from other funding options        21,502        60,441          43,520         55,565         249,869        281,504
Accumulation units redeemed and
  transferred to other funding options .       (15,478)      (33,662)             --        (58,325)       (204,671)       (29,774)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................        74,341        68,317          62,696         19,176         887,151        841,953
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                   MFS VALUE                     PIONEER FUND                SOCIAL AWARENESS
                                                   PORTFOLIO                      PORTFOLIO                   STOCK PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................            --            --         366,039        359,212         504,076        462,431
Accumulation units purchased and
  transferred from other funding options        97,427            --          37,847         26,252          34,634         71,625
Accumulation units redeemed and
  transferred to other funding options .       (12,328)           --         (40,383)       (19,425)        (14,008)       (29,980)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................        85,099            --         363,503        366,039         524,702        504,076
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                               TRAVELERS QUALITY              U.S. GOVERNMENT                  AIM CAPITAL
                                                BOND PORTFOLIO              SECURITIES PORTFOLIO          APPRECIATION PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     1,596,878       978,939       4,226,529      3,262,769          55,682         66,399
Accumulation units purchased and
  transferred from other funding options       415,954       833,427         495,603      2,287,206          12,801         17,729
Accumulation units redeemed and
  transferred to other funding options .      (135,674)     (215,488)     (1,032,557)    (1,322,341)        (18,775)       (28,446)
Annuity units ..........................            --            --          (1,010)        (1,105)             --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,877,158     1,596,878       3,688,565      4,226,529          49,708         55,682
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                                                                            SB ADJUSTABLE RATE
                                               MFS TOTAL RETURN               PIONEER STRATEGIC             INCOME PORTFOLIO -
                                                  PORTFOLIO                   INCOME PORTFOLIO               CLASS I SHARES
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     3,113,552     2,436,413         280,542        103,959           1,000             --
Accumulation units purchased and
  transferred from other funding options     1,096,035       792,487          93,321        194,861          86,026          1,000
Accumulation units redeemed and
  transferred to other funding options .      (378,370)     (115,348)        (80,302)       (18,278)             --             --
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,831,217     3,113,552         293,561        280,542          87,026          1,000
                                           ===========   ===========     ===========    ===========     ===========    ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                 SMITH BARNEY                   SMITH BARNEY                  SMITH BARNEY
                                              AGGRESSIVE GROWTH                 HIGH INCOME               INTERNATIONAL ALL CAP
                                                  PORTFOLIO                      PORTFOLIO                  GROWTH PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     2,823,037       787,234         170,381        131,398         545,146        313,839
Accumulation units purchased and
  transferred from other funding options     1,417,188     2,062,320          76,307      1,005,457       1,155,001      5,647,694
Accumulation units redeemed and
  transferred to other funding options .      (117,961)      (26,517)         (8,968)      (966,474)     (1,050,868)    (5,416,387)
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     4,122,264     2,823,037         237,720        170,381         649,279        545,146
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                 SMITH BARNEY
                                             LARGE CAPITALIZATION              STRATEGIC EQUITY            COMSTOCK PORTFOLIO -
                                               GROWTH PORTFOLIO                   PORTFOLIO                  CLASS II SHARES
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       860,303       331,327       2,119,335      2,010,611           1,000             --
Accumulation units purchased and
  transferred from other funding options       584,352       541,572         173,296      2,526,047          59,352          1,000
Accumulation units redeemed and
  transferred to other funding options .      (167,611)      (12,596)       (316,662)    (2,417,323)         (1,035)            --
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,277,044       860,303       1,975,969      2,119,335          59,317          1,000
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                                                                               SMITH BARNEY
                                               EMERGING GROWTH                                                  SMALL CAP
                                                  PORTFOLIO -               ENTERPRISE PORTFOLIO -         GROWTH OPPORTUNITIES
                                                CLASS II SHARES                CLASS II SHARES                   PORTFOLIO
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................        70,716         4,000           2,000          2,000          38,670         17,142
Accumulation units purchased and
  transferred from other funding options        66,265        66,716              --             --          74,023         21,528
Accumulation units redeemed and
  transferred to other funding options .       (22,718)           --              --             --         (46,700)            --
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................       114,263        70,716           2,000          2,000          65,993         38,670
                                           ===========   ===========     ===========    ===========     ===========    ===========

                                                 ASSET MANAGER                                                DYNAMIC CAPITAL
                                                  PORTFOLIO -            CONTRAFUND(R) PORTFOLIO -       APPRECIATION PORTFOLIO -
                                                SERVICE CLASS 2                SERVICE CLASS 2                SERVICE CLASS 2
                                           -------------------------     --------------------------     --------------------------
                                               2004          2003            2004           2003            2004           2003
                                               ----          ----            ----           ----            ----           ----
Accumulation and annuity units
  beginning of year ....................     2,611,811     1,767,048       1,703,000        741,020         260,748         67,399
Accumulation units purchased and
  transferred from other funding options       963,240       976,382       1,385,682        979,388          10,353        193,349
Accumulation units redeemed and
  transferred to other funding options .      (183,570)     (131,619)       (714,131)       (17,408)        (51,721)            --
Annuity units ..........................            --            --              --             --              --             --
                                           -----------   -----------     -----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,391,481     2,611,811       2,374,551      1,703,000         219,380        260,748
                                           ===========   ===========     ===========    ===========     ===========    ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                               MID CAP PORTFOLIO -
                                                 SERVICE CLASS 2                  COMBINED
                                           -------------------------     --------------------------
                                               2004          2003            2004           2003
                                               ----          ----            ----           ----
Accumulation and annuity units
  beginning of year ....................       884,235       338,300      98,165,218     66,541,652
Accumulation units purchased and
  transferred from other funding options       729,440       606,409      42,291,536     53,590,535
Accumulation units redeemed and
  transferred to other funding options .      (116,636)      (60,474)    (15,773,289)   (21,960,356)
Annuity units ..........................            --            --          (6,028)        (6,613)
                                           -----------   -----------     -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,497,039       884,235     124,677,437     98,165,218
                                           ===========   ===========     ===========    ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Separate Account Five for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account Five for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account Five for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account Five for Variable Annuities or shares of Separate Account Five's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Five for Variable Annuities product(s)
offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


VG-SEP5 (Annual) (12-04) Printed in U.S.A.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

18. EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT

METLIFE, INC. TRANSACTION

On July 1, 2005 (the "Acquisition Date"), the Company and other affiliated entities, including substantially all of Citigroup's international insurance businesses, and excluding Primerica Life and its subsidiaries, were acquired by MetLife from CIHC for $12.0 billion.

Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and the interpretation of the provisions of the acquisition agreement (the "Acquisition Agreement") by both parties.

In accordance with Statement of Financial Accounting Standard ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 54, Push Down Basis of Accounting in Financial Statements of a Subsidiary, the purchase method of accounting applied by Metlife to the acquired assets and liabilities associated with the Company has been "pushed down" to the Company. The effect of "push down" accounting on the Company's net assets resulted i n a $1.2 billion decrease i n the Company's equity. Reflected in this charge is an allocation of $814 million of goodwill relating to the acquisition. The fair value of certain assets acquired and liabilities assumed, including goodwill, may be adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the acquisition date. These adjustments may have a material effect on the financial statements of the Company.

In connection with the Acquisition, MetLife also filed with the State of Connecticut Insurance Department (the "Department") an Amended and Restated Form A Statement Regarding the Acquisition of Control of or Merger with a Domestic Insurer, dated April 19, 2005 (the "Form A"), seeking the approval of the Department to acquire control of the Company. The Form A was approved by the Department on June 30, 2005. The Form A includes MetLife's post-Acquisition business plan and financial projections for the Company after the closing date. The Company will generally phase out the products that it currently issues by the end of 2006 which may, over time, result in fewer assets and liabilities. The Company may, however, determine to introduce new products in the future.

Prior to the sale, certain restructuring transactions were required pursuant to the Agreement. The following transfers to CIHC occurred on June 30, 2005:

1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

2. All TIC's shares of Citigroup Series YYY and YY preferred stock;

3. All TIC's shares of American Financial Life Insurance Company stock;

4. All TIC's shares of Primerica Life stock;

5. All TIC's obligations in the amount of $105 million and the related deferred tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred tax asset, totaling $252 million; and

8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits.

The State of Connecticut Insurance Department approved the extraordinary dividend of all TIC's ownership interests and obligations as included in items 1 through 6, and 8 as set forth above. Restructuring transaction item number 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the State of Connecticut Insurance Department.

LITIGATION

A former registered representative of Tower Square Securities, Inc. (Tower Square), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the National Association of Securities Dealers (NASD) are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Department of Banking. One arbitration matter was commenced in June 2005 against Tower Square and the other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other matters will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

See Note 12 for further discussion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                          TRAVELERS RETIREMENT ACCOUNT



                       STATEMENT OF ADDITIONAL INFORMATION



           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415













L-21256S                                                           December 2005

                                     PART C

                                OTHER INFORMATION


ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004

       Statement of Operations for the year ended December 31, 2004

       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003

       Statement of Investments as of December 31, 2004

       Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002

       Consolidated Balance Sheets as of December 31, 2004 and 2003

       Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002

       Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002

       Notes to Consolidated Financial Statements

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-58783, filed July 9, 1998.)

       2.         Not Applicable.

       3(a) Distribution and Management Principal Underwriting among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-58783, filed February 26, 2001.)

       3(b) Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58783, filed November 3, 1998.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58783, filed November 3, 1998.)

       6(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

       6(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       8. Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective

                  Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005).

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-58783, filed July 9, 1998.)

       10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

       11.        Not applicable.

       12.        Not applicable.

       15.        Powers of Attorney authorizing Michele H. Abate, Thomas S.
                  Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005).

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
-------------------                            -----------------------
C. Robert Henrikson (a)                        Director, Chairman, President and Chief Executive Officer
Leland C. Launer, Jr. (e)                      Director
Lisa M. Weber (a)                              Director
Steven A. Kandarian (b)                        Executive Vice President and Chief Investment Officer
James L. Lipscomb (a)                          Executive Vice President and General Counsel
Gwenn L. Carr (a)                              Senior Vice President and Secretary
Michael K. Farrell (b)                         Senior Vice President
Hugh C. McHaffie (d)                           Senior Vice President
Joseph J. Prochaska, Jr. (a)                   Senior Vice President and Chief Accounting Officer
Stanley J. Talbi (a)                           Senior Vice President and Chief Financial Officer
Anthony J. Williamson (a)                      Senior Vice President and Treasurer
Roberto Baron (a)                              Vice President and Senior Actuary
Steven J. Brash (a)                            Vice President
William D. Cammarata (f)                       Vice President
Elizabeth M. Forget (g)                        Vice President
S. Peter Headley (h)                           Vice President and Assistant Secretary
Daniel D. Jordan (d)                           Vice President and Assistant Secretary
Bennett Kleinberg (c)                          Vice President and Actuary
Paul L. LeClair (d)                            Vice President and Actuary
Gene L. Lunman (c)                             Vice President
Joseph J. Massimo (f)                          Vice President
Daniel A. O'Neill (b)                          Vice President
Mark S. Reilly (c)                             Vice President
Mark J. Remington (c)                          Vice President
Jonathan L. Rosenthal (b)                      Chief Hedging Officer
Kevin M. Thornwarth (b)                        Vice President
Mark. H. Wilsmann (b)                          Vice President
Louis P. DiGiacomo (a)                         Assistant Vice President
Christopher A. Kremer (d)                      Assistant Vice President and Actuary
Sharon A. Owens (c)                            Assistant Vice President
Ellen N. Derrig (b)                            Assistant Secretary
William P. Gardella (b)                        Assistant Secretary
Nancy J. Hammer (i)                            Assistant Secretary
Donald J. Healy, Jr. (j)                       Assistant Secretary
Mark T. Pallis (k)                             Assistant Secretary
Edward M. Pollock (k)                          Assistant Secretary
Gregory M. Harrison (a)                        Assistant Treasurer
James W. Koeger (l)                            Assistant Treasurer
Patricia M. Wersching (l)                      Assistant Treasurer
Joseph A. Zdeb (a)                             Assistant Treasurer


PRINCIPAL BUSINESS ADDRESS:

     (a) One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
     (b)  10 Park Avenue, Morristown, NJ 07962
     (c)  185 Asylum Street, Hartford, CT 06103
     (d)  501 Boylston Street, Boston, MA 02116
     (e)  501 Route 22, Bridgewater, NJ 08807
     (f)  18210 Crane Nest Drive, Tampa, FL 33647
     (g)  260 Madison Avenue, New York, NY 10016
     (h)  6750 Poplar Avenue, Germantown, TN 38138
     (i)  2400 Lakeview Parkway, Alpharetta, GA 30004

     (j)  2021 Spring Road, Oak Brook, IL 60523
     (k)  400 South El Camino Real, San Mateo, CA 94402
     (l)  13045 Tesson Ferry Road, St. Louis, MO 63128


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant and Depositor and ultimately controlled by MetLife, Inc. An organizational chart for MetLife, Inc. follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF SEPTEMBER 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

      3.    Nathan and Lewis Associates of Texas, Inc. (TX)

      4.    Nathan and Lewis Associates Insurance Agency of Massachusetts, Inc.
            (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    CitiInsurance de Brasil Vida e Previdencia S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

            a) Siembra AFJP S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    CitiInsurance Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19.   MetLife (India) Private Ltd. (India)

      20.   Metropolitan Marine Way Investments Limited (Canada)

      21.   MetLife Private Equity Holdings, LLC (DE)

      22.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      23.   Metropolitan Realty Management, Inc. (DE)

      24.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      25.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        26.   Bond Trust Account A (MA)

        27.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      28.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      29.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (51.6%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

      30.   Corporate Real Estate Holdings, LLC (DE)

      31. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      32.   MetLife Tower Resources Group, Inc. (DE)

      33.   Headland Development Corporation (CA)

      34.   Headland - Pacific Palisades, LLC (CA)

      35.   Headland Properties Associates (CA)

      36.   Krisman, Inc. (MO)

      37.   Special Multi-Asset Receivables Trust (DE)

      38.   White Oak Royalty Company (OK)

      39.   500 Grant Street GP LLC (DE)

      40. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3.    BHI Rodeo LLC (DE)

      4. Citigroup Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      5. Citigroup Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      6. Citigroup Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

            a) Tishman Speyer/Citigroup Alternative Investments Associates III, LLC (DE)

      7.    Pilgrim Investments Highland Park, LLC (CO)

      8.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      9.    Pilgrim Investments York Road, LLC(DE)

      10.   Euro TI Investments LLC (DE)

      11.   Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd (Virgin
                  Islands)

      12.   Hollow Creek, L.L.C. (CT/NC)

      13. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      14. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      15.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      16.   TIC European Real Estate LP, LLC (DE)

      17.   TL&A Insurance Distribution LLC (DE)

      18.   Travelers European Investments LLC (CT)

      19.   Travelers International Investments Ltd. (Cayman Islands)

      20. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      21.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      22.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      23.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      24.   Umbrella Bear, Inc. (FL)

      25.   Ryan/Pilgrim Investments Chandler Freeways LLC (DE)

      26. TRAL & Co. (DE) - is a general partner. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      27.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of October 31, 2005, there were 2,151 Contract Owners.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)      NAME AND PRINCIPAL                POSITIONS AND OFFICES
         BUSINESS ADDRESS                  WITH UNDERWRITER
         -------------------               -----------------------
         Leslie Sutherland (a)             President

         Steven J. Brash (a)               Vice President

         Debora L. Buffington (b)          Vice President, Director of Compliance

         Charles M. Deuth (a)              Vice President, National Accounts

         Anthony J. Dufault (b)            Vice President

         James R. Fitzpatrick (b)          Vice President

         Elizabeth M. Forget (c)           Vice President and Chief Marketing Officer

         Helayne F. Klier (c)              Vice President

         Paul M. Kos (b)                   Vice President

         Paul A. LaPiana (b)               Vice President, Life Insurance Distribution Division

         Richard C. Pearson (b)            Vice President and Secretary

         John E. Petersen (e)              Vice President

         Robert H. Petersen (e)            Vice President and Chief Financial Officer

         Deron J. Richens (b)              Vice President

         Paul A. Smith (a)                 Vice President

         Cathy Sturdivant (b)              Vice President

         Paulina Vakouros (c)              Vice President

         Edward C. Wilson (b)              Vice President and Chief Distribution Officer

         James R. Allen (b)                Assistant Vice President

         Robert H. Bruce (b)               Assistant Vice President

(b)      NAME AND PRINCIPAL                POSITIONS AND OFFICES
         BUSINESS ADDRESS                  WITH UNDERWRITER
         -------------------               -----------------------

         Jeffrey A. Tupper (b)             Assistant Vice President

         Anthony J. Williamson  (a)        Treasurer

         Jonnie L. Crawford (b)            Assistant Secretary

         Gregory M. Harrison               Assistant Treasurer

         James W. Koeger (d)               Assistant Treasurer

         Michael K. Farrell (f)            Manager

         Craig W. Markham (d)              Manager

         William J. Toppeta (a)            Manager


     (a) One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
     (b)  5 Park Plaza, Suite 1900, Irvine, CA 92614
     (c)  260 Madison Avenue, New York, NY 10016
     (d)  13045 Tesson Ferry Road, St. Louis, MO 63128
     (e)  485-E U.S. Highway 1 South, 4th Floor, Iselin, NJ 08830
     (f)  10 Park Avenue, Morristown, NJ 07962
     (c)  Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 2nd day of December, 2005.



           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



                            By: /s/ Bennett D. Kleinberg
                                ------------------------------------------------
                                Bennett D. Kleinberg, Vice President and Actuary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 2nd day of December, 2005.


*C. ROBERT HENRIKSON                     Director, Chairman, President and Chief
-----------------------------------      Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI                        Senior Vice President and Chief
-----------------------------------      Financial Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.                Senior Vice President and Chief
-----------------------------------      Accounting Officer
(Joseph J. Prochaska, Jr.)

*LELAND C, LAUNER, JR.                   Director
-----------------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                           Director
------------------------------------
(Lisa M. Weber)


*By: /s/ Thomas S. Clark
     ---------------------------------
     Thomas S. Clark, Attorney-in-fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
 ------------    -----------

      10.        Consent of KPMG LLP, Independent Registered Public Accounting
                 Firm.